As filed with the Securities and Exchange Commission on February 9, 2005.

                                          1933 Act Registration No. 33-87244
                                          1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.                              [ ]
                  Post-Effective Amendment No.       39                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.     40                                     [X]


                                JNL SERIES TRUST
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                    1 Corporate Way, Lansing, Michigan 48951
 -------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
--------------------------------------------------------------------------------
Susan S. Rhee, Esq.                         with a copy to:
JNL Series Trust                            Joan Boros, Esq.
Associate General Counsel                   Jorden Burt
1 Corporate Way                             1025 Thomas Jefferson Street, N.W.
Lansing, Michigan  48951                    Washington, D.C. 20007

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

______   immediately upon filing pursuant to paragraph (b)

______   on October 4, 2004 pursuant to paragraph  (b)

______   60 days after filing pursuant to paragraph (a)(1)

_____   on May 2, 2005 pursuant to paragraph (a)(1)

___X___   75 days after filing pursuant to paragraph (a)(2)

______   on (date) pursuant to paragraph (a)(2) of Rule 485.

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A


                                                Caption in Prospectus or
                                                Statement of Additional
                                                Information relating to
N-1A Item                                       each Item
-------------------------                       --------------------------------

Part A. Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                 Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks,   About the Funds of the Trust
     and Performance

3.   Risk/Return Summary: Fee Table             Not Applicable

4.   Investment Strategies, and Related Risks   About the Funds of the Trust

5.   Management's Discussion of Fund            Not Applicable
     Performance

6.   Management,  Organization  and Capital     Management of the Trust;
     Structure                                  About the Funds of the Trust

7.   Shareholder  Information                   Investment of Trust Shares;
                                                Share Redemption; Tax Status

8.   Distribution Arrangements                  The Distributor; Brokerage
                                                Enhancement Plan

9.   Financial Highlights Information           Financial Highlights


Information Required in a Statement             Statement of
Part B.  of Additional Information              Additional Information
-------------------------------------------------------------------------------

10.  Cover Page and Table Of Contents           Cover Page and Table of Contents

11.  Fund History                               General Information and History

12.  Description  of the Fund and Its           Common  Types of Investments
     Investments  and  Risks                    and  Management  Practices;
                                                Additional Risk Considerations;
                                                Investment Restrictions
                                                Applicable to All Funds

13.  Management of the Fund                     Trustees and Officers of the
                                                Trust

14.  Control Persons and Principal Holders      Trustees  and  Officers  of  the
                                                Securities Trust

15.  Investment Advisory and Other Services     Investment  Advisory  and Other
                                                Services

16.  Brokerage Allocation and Other Practices   Fund Transactions and Brokerage

17.  Capital Stock and Other Securities         Purchases, Redemptions and
                                                Pricing of Shares; Additional
                                                Information

18.  Purchase, Redemption and Pricing of        Purchases, Redemptions and
     Shares                                     Pricing of Shares

19.  Taxation of the Fund                       Tax Status

20.  Underwriters                               The Distributor; Brokerage
                                                Enhancement Plan

21.  Calculation of Performance                 Data Performance

22.  Financial Statements                       Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

                                   PROSPECTUS

                             CLASS A, B AND C SHARES
                                   May 2, 2005

                               JNL(R) SERIES TRUST
                    1 Corporate Way o Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).


The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Funds ("Fund" or "Funds"), each with its own investment objective.



JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund

EACH FUND EXCEPT THE JNL/S&P FUNDS OFFERS TWO CLASSES OF SHARES, CLASS A AND CLASS B. THE JNL/SELECT MONEY MARKET FUND ALSO OFFERS CLASS C SHARES. CLASS A AND B SHARES ARE DESCRIBED IN THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400 Index" and "Standard & Poor's MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management S&P 400 MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.
                                 ---------------

                 (This page has been intentionally left blank.)

                                TABLE OF CONTENTS

I. ABOUT THE FUNDS OF THE TRUST..............................................1

INCLUDES A DESCRIPTION OF EACH FUND, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.

II. MANAGEMENT OF THE TRUST................................................203

MANAGEMENT OF THE FUNDS; FUND EXPENSES; SUB-ADVISORY ARRANGEMENTS; ADMINISTRATIVE FEE, CLASSES OF SHARES, BROKERAGE ENHANCEMENT PLAN, INVESTMENT IN TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.

III. FINANCIAL HIGHLIGHTS..................................................210

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

                 (This page has been intentionally left blank.)

                          ABOUT THE FUNDS OF THE TRUST

JNL/AIM LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2003, the fund had a median market capitalization of $16.46 billion, and had 80% of assets invested in large capitalization stocks. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CONVERTIBLE SECURITIES RISK. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

     o PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/AIM Premier Equity II Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31* [TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 12.39% (2nd quarter of 2003) and its lowest quarterly return was -14.46% (2nd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

----------------------------------------------------------------------- --------------------- --------------------
                                                                               1 year            Life of Fund*
----------------------------------------------------------------------- --------------------- --------------------
JNL/AIM Large Cap Growth Fund (Class A)                                          %                    %
S&P 500 Index                                                                    %                    %
Russell 1000 Growth Index                                                        %                    %
----------------------------------------------------------------------- --------------------- --------------------

The Russell 1000 Growth Index is a style specific index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on October 29, 2001.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

--------------------------------------------------------------------------------------------- -------------------

                                                                                                Life of Fund*

--------------------------------------------------------------------------------------------- -------------------

JNL/AIM Large Cap Growth Fund (Class B)                                                       _____%
S&P 500 Index                                                                                 _____%
Russell 1000 Growth Index                                                                     _____%

--------------------------------------------------------------------------------------------- -------------------


The Russell 1000 Growth Index is a style specific index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. * The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee*

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee*

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses

------------------------------------------------------------------------------------------------ --------------------


* This fee reflects a reduction in the advisory fee that took place on January 1, 2005.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE [TO BE UPDATED BY AMENDMENT]                                                    CLASS A

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years
--------------------------------------------------------------------------------------- ------------------------

---------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE [TO BE UPDATED BY AMENDMENT]                                                    CLASS B

---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

1 Year

---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

3 Years

---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

5 Years

---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

10 Years

---------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash equivalents, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

INITIAL PUBLIC OFFERINGS. The Fund may participate in the initial public offering (IPO) market. Because of the Fund's small asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Large Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 200 mutual funds and separate accounts which total approximately $138 billion in total net assets as of December 31, 2004. AIM is a wholly owned subsidiary of AMVESCAP, PLC.


The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Geoffrey V. Keeling, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

     o Robert L. Shoss, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.


They are assisted by AIM's Large Cap Growth Team, which may be compromised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund. Members of the team may change from time to time.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.


AIM is a subsidiary of A I M Advisors, Inc. ("AIM"), which is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Under the terms of the settlements, AIM also will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman The SEC has also settled market timing enforcement actions against senior IFG and Aim executives.

REGULATORY INQUIRIES AND PENDING LITIGATION

As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions or inquiries and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

ONGOING REGULATORY INQUIRIES CONCERNING IFG AND AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds also have received regulatory inquiries on these matters

PRIVATE CIVIL ACTIONS ALLEGING MARKET TIMING

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds.

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER USE OF FAIR VALUE PRICING

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing.

PRIVATE CIVIL ACTIONS ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES ON LIMITED OFFERING FUNDS OR SHARE CLASSES

Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees.

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES AND DIRECTED-BROKERAGE ARRANGEMENTS

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

JNL/AIM REAL ESTATE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Real Estate Fund is high total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund will limit its investment in debt securities unrelated to real estate to those that are investment-grade or deemed by the Fund's portfolio managers to be of comparable quality. The Fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o CONVERTIBLE SECURITIES RISK. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

     o SYNTHETIC INSTRUMENTS RISK. Investing in synthetic instruments involves risks that the cause fluctuations in the values that may not correlate perfectly with the overall securities market. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter part risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     o REAL ESTATE INVESTMENT RISK. The Fund could conceivably hold real estate directly if a company defaults on debt securities the Fund owns. In that event, an investment in the Fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

          The value of the Fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the Fund. Because the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

     o INDUSTRY FOCUS RISK. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o INVESTMENT IN IPOS. The Fund may participate in the initial public offering (IPO) market in some market cycles. Because of the Fund's small initial asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total return. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Fund's total return.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS A

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee                                                                    %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   0.00%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee                                                                    %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                0.00

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   0.00%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE                                                                                CLASS A

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE                                                                                CLASS B

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets, cash equivalents or high quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Real Estate Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 200 mutual funds and separate accounts which total approximately $138 billion in total net assets as of December 31, 2004. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the Real Estate Team, and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Joe V. Rodriguez, Jr. (Lead Manager), Portfolio Manager, has been responsible for the Fund since 2005 and has been associated AIM and/or its affiliates since 1990.

     o Mark Blackburn, Portfolio Manager, has been responsible for the Fund since 2005 and has been associated with AIM and/or its affiliates since 1989.

     o James W. Trowbridge, Portfolio Manager, has been responsible for the Fund since 2005 and has been associated with the adviser and/or its affiliates since 1989.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A I M is a subsidiary of A I M Advisors, Inc. ("AIM"), which is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Under the terms of the settlements, AIM also will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman The SEC has also settled market timing enforcement actions against senior IFG and Aim executives.

REGULATORY INQUIRIES AND PENDING LITIGATION

As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions or inquiries and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

ONGOING REGULATORY INQUIRIES CONCERNING IFG AND AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds also have received regulatory inquiries on these matters

PRIVATE CIVIL ACTIONS ALLEGING MARKET TIMING

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds.

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER USE OF FAIR VALUE PRICING

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing.

PRIVATE CIVIL ACTIONS ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES ON LIMITED OFFERING FUNDS OR SHARE CLASSES

Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees.

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES AND DIRECTED-BROKERAGE ARRANGEMENTS

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

JNL/AIM SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2003, the Fund had a median market capitalization of $1.206 billion, and had 92% of assets invested in small cap stocks. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.


     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 21.01% (2nd quarter of 2003) and its lowest quarterly return was -18.11% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]


------------------------------------------------------------------------ --------------------- --------------------
                                                                                1 year            Life of Fund*
------------------------------------------------------------------------ --------------------- --------------------
JNL/AIM Small Cap Growth Fund (Class A)                                           %                    %
S&P 500 Index                                                                     %                    %
Russell 2000 Growth Index                                                         %                    %
------------------------------------------------------------------------ --------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 2000
Growth Index is a style specific index.
* The Fund began operations on October 29, 2001.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------ --------------------- --------------------

                                                                                                  Life of Fund*

------------------------------------------------------------------------ --------------------- --------------------

JNL/AIM Small Cap Growth Fund (Class B)                                                        %
S&P 500 Index                                                                                  %
Russell 2000 Growth Index                                                                      %

------------------------------------------------------------------------ --------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 2000
Growth Index is a style specific index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee                                                                                       %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Fund Annual Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee*                                                                   %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee*                                                                               %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------


* This fee reflects a reduction in the advisory fee that took place on January 1, 2005.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                            $

------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets, cash equivalents or high quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Small Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 200 mutual funds and separate accounts which total approximately $138 billion in total net assets as of December 31, 2004. AIM is a wholly owned subsidiary of AMVESCAP, PLC.


The Fund is managed on a team basis. The individual members of the team, who are assisted by the Small Cap Growth and Small Cap Core Teams, and are primarily responsible for the day-to-day management of the Fund's portfolio are:


     o Juliet S. Ellis (lead manager), Senior Portfolio Manager, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

     o Juan R. Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.


AIM is a subsidiary of A I M Advisors, Inc. ("AIM"), which is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Under the terms of the settlements, AIM also will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman The SEC has also settled market timing enforcement actions against senior IFG and Aim executives.

REGULATORY INQUIRIES AND PENDING LITIGATION

As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions or inquiries and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

ONGOING REGULATORY INQUIRIES CONCERNING IFG AND AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds also have received regulatory inquiries on these matters

PRIVATE CIVIL ACTIONS ALLEGING MARKET TIMING

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds.

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER USE OF FAIR VALUE PRICING

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing.

PRIVATE CIVIL ACTIONS ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES ON LIMITED OFFERING FUNDS OR SHARE CLASSES

Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees.

PRIVATE CIVIL ACTIONS ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES AND DIRECTED-BROKERAGE ARRANGEMENTS

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

JNL/ALGER GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alger Growth Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Fund considers a large company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.

To provide flexibility to take advantage of investment opportunities, the Fund may hold a portion of its assets in money market investments and repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -20.09% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------ --------------------- -------------------- -------------------
                                                  1 year               5 year           Life of Fund*
------------------------------------------ --------------------- -------------------- -------------------
JNL/Alger Growth Fund (Class A)                     %                    %                    %
S&P 500 Index                                       %                    %                    %
------------------------------------------ --------------------- -------------------- -------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on October 16, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------------ -------------------

                                                                                       Life of Fund*

------------------------------------------------------------------------------------ -------------------

JNL/Alger Growth Fund (Class B)                                                      %
S&P 500 Index                                                                        %

------------------------------------------------------------------------------------ -------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. * The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------

                                                                                                      CLASS B

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee*                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

12b-1 Service Fee*                                                                             %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Other Expenses                                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                           %

---------------------------------------------------------------------------------------------- ----------------------

* This fee reflects a reduction in the advisory fee that took place on July 1, 2004.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                     CLASS A

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                     CLASS B

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                               $

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                              $

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                              $

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                             $

-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alger Growth Fund is Fred Alger Management, Inc. (Alger Management), which is located at 111 Fifth Avenue, New York, New York 10003. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which, in turn, is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. As of December 31, 2003, Alger Management had $9.5 billion in assets under management.


Fred M. Alger, III, is the key strategist for the Fund, overseeing the investments of the Fund. Mr. Alger, who founded Alger Management, has served as Chairman of the Board since 1964 and co-managed the portfolios prior to 1995. Dan C. Chung is responsible for the day-to-day management of portfolio investments and has served in that capacity since September 2001. Mr. Chung has been employed by Alger Management since 1994 as a Vice President and analyst from 1996 to 1999, as Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager from 2000, and as Chief Investment Officer since September 2001 to September 2003. Mr. Chung was named President of Alger Management in September 2003.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.



Alger has provided the following information concerning regulatory investigations and proceedings involving Alger. In response to inquires from the New York Attorney General ("NYAG") and the Securities and Exchange Commission ("SEC"), Alger and its counsel have been investigating certain shareholder trading practices in the mutual funds that it manages. Results of that investigation, which is continuing, are being shares with the NYAG, the SEC and the boards of the funds. Alger has assured the boards of the funds that if it is determined that improper market timing in any of the funds detrimentally affected the fund's performance, Alger will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against James Connelly, Jr., a former vice chairman of Alger's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Fund. That settlement specifically provides: "The findings herein are made pursuant to [Connelly's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger nor any of the funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against The Alger Fund, Spectra Fund, various portfolios of The Alger Fund, Alger, Connelly, Veras Management Partners, LLP and John Does 1-100 in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with Mr. Connelly, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provision of
Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger breached a fiduciary duty to plaintiffs. The suit seeks among other things, compensatory damages, recovery of advisory fees paid to Alger, and payment of the plaintiff's counsel and expert fees. Several similar class actions against the same and related parties and involving similar allegations and requests for relief have been brought. Additional class actions may be commenced in the near future.

The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the mutual funds that it manages, and none of the fund defendants believes it will be materially adversely affected by the pending lawsuits.

JNL/EAGLE CORE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle Core Equity Fund is long-term capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

     o Under the GROWTH EQUITY STRATEGY, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company's competitive advantage in the marketplace and the company's management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 7% of the total assets of the growth equity portion of the Fund, the sub-adviser typically will reduce the position to less than 7%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.

          The sub-adviser seeks securities of companies which:

               -- have projected earnings growth and return on equity greater than 10%,

               --   are dominant in their industries, and

               -- have the ability to create and sustain a competitive advantage.

     o Under the VALUE EQUITY STRATEGY, the sub-adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

          The team develops an earnings model for each company in the resulting universe with each Co-Portfolio Manager responsible for those stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

     o Under the EQUITY INCOME STRATEGY, the sub-adviser invests primarily in medium to large capitalization stocks with above-average dividend yields and rising dividends, seeking to provide both income and growth. The portfolio is diversified among common stocks, convertible bonds, convertible preferred stocks and Real Estate Investment Trusts. Securities in the portfolio often have value the sub-adviser believes is not fully recognized in the general market.

 The sub-adviser divides the Fund's assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.

 The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the characteristics applicable to the security's selection. However, the Fund may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Fund's investment objective.

 Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Although the Fund emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Fund may invest in non-investment-grade securities.

 PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.


     o    NON-INVESTMENT   GRADE  RISK.  A  non-investment  grade  security  may
          fluctuate more in value, and present a greater risk of default, than a higher-rated security.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/Janus Growth & Income Fund, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.


 ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                       [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -16.65% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------- ----------------- -----------------------------------
                                                                     1 year            5 year        Life of Fund*
 -------------------------------------------------------------- ----------------- -----------------------------------
   ==============================================
   JNL/Eagle Core Equity Fund (Class A)                      %                       %                   %
   ----------------------------------------------
   S&P 500 Index                                             %                       %                   %
   ---------------------------------------------- --------------------------- ------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. * The Fund began operations on September 16, 1996.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

   ---------------------------------------------- --------------------------- ------------------- --------------------

                                                                                                     Life of Fund*

   ---------------------------------------------- --------------------------- ------------------- --------------------

   JNL/Eagle Core Equity Fund (Class B)                                                           %
   S&P 500 Index                                                                                  %

   ---------------------------------------------- --------------------------- ------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. * The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                          %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                   %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS B

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee                                                                 %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                           $98
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                         $306
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                         $531
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                      $1,178
------------------------------------------------------------------------------------- -------------------------

------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                           $78

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                         $243

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                         $422

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                        $942

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Fund. Mr. Ashi Parikh and Mr. Duane Eatherly are Co-Portfolio Managers responsible for the day-to-day management of the GROWTH EQUITY STRATEGY. Mr. Parikh is a Senior Managing Director of Eagle Institutional Growth Advisors, a division of Eagle Asset Management, Inc., and Mr. Eatherly is a Managing Director of the division. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio for five years. Mr. Eatherly joined Eagle in June 1999, after serving as Sector Manager for Technology Equities at Banc One Investment Advisers in Columbus, Ohio for seven years. Eagle's Conservative Large Cap Equity team is responsible for the day-to-day management of the VALUE EQUITY STRATEGY. The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management's large cap core program for six years, (2) Mr. John Jordan III who joined Eagle in April 2001 after serving as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years, (3) Mr. Craig Dauer who joined Eagle in April 2001 after serving as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years, and (4) Mr. Robert Marshall who joined Eagle in September 2002 after serving as Director/Senior Vice President of equity research at Wachovia Securities for seven years. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the EQUITY INCOME STRATEGY. He has been responsible for the equity income strategy since the inception of the Fund. Mr. Kirschbaum has been with Eagle since 1986.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/EAGLE SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund may not be appropriate for all investors.


     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -24.08% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

 ---------------------------------------------------- ----------------------- ------------------ -------------------
                                                              1 year               5 year          Life of Fund*
 ---------------------------------------------------- ----------------------- ------------------ -------------------
 JNL/Eagle SmallCap Equity Fund (Class A)                      %                     %                  %
 Russell 2000 Index                                            %                     %                  %
 Russell 2000 Growth Index                                     %                     %                  %
 ---------------------------------------------------- ----------------------- ------------------ -------------------

The Russell 2000 Index is a broad-based, unmanaged index. The Russell 2000
Growth Index is a style specific index.
* The Fund began operations on September 16, 1996.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

 ---------------------------------------------------- ----------------------- ------------------ -------------------

                                                                                                   Life of Fund*

 ---------------------------------------------------- ----------------------- ------------------ -------------------

 JNL/Eagle SmallCap Equity Fund (Class B)                                                        %
 Russell 2000 Index                                                                              %
 Russell 2000 Growth Index                                                                       %

 ---------------------------------------------------- ----------------------- ------------------ -------------------


The Russell 2000 Index is a broad-based, unmanaged index. The Russell 2000
Growth Index is a style specific index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee                                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Fund Annual Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee                                                                    %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                              $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                             $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                             $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                            $

-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

OTHER INVESTMENTS. The JNL/Eagle SmallCap Equity Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Fund. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/FMR BALANCED FUND (formerly JNL/Janus Balanced Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/FMR Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's sub-adviser, Fidelity Management & Research Company ("FMR"), manages the Fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest in approximately 60% of the Fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the Fund's total assets in fixed-income senior securities (including debt securities and preferred stocks).

FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the Fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the Fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the Fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, Fidelity Management and Research Company ("FMR") replaced Janus Capital Management LLC (Janus) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 6.96% (2nd quarter of 2003) and its lowest quarterly return was -5.59% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------- ----------------------- ----------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ----------------------- ----------------------
JNL/FMR Balanced Fund (Class A)                                                 %                   %
S&P 500 Index                                                                   %                   %
Lehman Brothers Gov't/Corp. Bond Index                                          %                   %
Balanced Hybrid Composite**                                                     %                   %
-------------------------------------------------------------------- ----------------------- ----------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Gov't/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.
*The Fund began operations on May 1, 2000.

**In the future, the Fund's performance will be compared to the Balanced Hybrid
Composite rather than Lehman Brothers Gov't/Corp. Bond Index because of the change in investment objective and principal investment strategies. The Balanced
Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: the Russell 3000(R) Index, the Russell 3000 Value Index, and the Lehman Brothers(R)
US Treasury Index. The index weightings of the composite index are: Russell
3000, 30%; Russell 3000 Value, 30%; and Lehman Brothers US Treasury Index, 40%.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------- ----------------------

                                                                         Life of Fund*

-------------------------------------------------------------------- ----------------------

JNL/FMR Balanced Fund (Class B)                                             %
S&P 500 Index                                                               %
Lehman Brothers Gov't/Corp. Bond Index                                      %
Balanced Hybrid Composite**                                                 %

-------------------------------------------------------------------- ----------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Gov't/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.
* The Class B shares of the Fund began operations on March 8, 2004.

**In the future, the Fund's performance will be compared to the Balanced Hybrid
Composite rather than Lehman Brothers Gov't/Corp. Bond Index because of the change in investment objective and principal investment strategies. The Balanced
Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: the Russell 3000(R) Index, the Russell 3000 Value Index, and the Lehman Brothers(R)
US Treasury Index. The index weightings of the composite index are: Russell
3000, 30%; Russell 3000 Value, 30%; and Lehman Brothers US Treasury Index, 40%.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------

                                                                                                      CLASS B

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee*                                                                         %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

12b-1 Service Fee                                                                                      %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Other Expenses                                                                                         %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                                   %

---------------------------------------------------------------------------------------------- ----------------------

* This fee reflects a reduction in connection with the approval of FMR as the new sub-adviser to the.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                  CLASS A

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
5 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $
----------------------------------------------------------------------------------- --------------------------

----------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                  CLASS B

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

1 Year                                                                                            $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

3 Years                                                                                           $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

5 Years                                                                                           $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

10 Years                                                                                          $

----------------------------------------------------------------------------------- --------------------------

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

TEMPORARY DEFENSIVE POLICIES. In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/FMR Balanced Fund is Fidelity Management & Research Company (FMR), with principal offices at 82 Devonshire Street, Boston, MA 02109. Day-to-day investment management decisions for the Fund will be made by FMR Co., Inc. (FMRC) and Fidelity Investments Money Management, Inc. (FIMM), which serve as sub-subadvisers to the Fund. FIMM is responsible for choosing certain types of fixed income securities for the Fund. FMRC and FIMM are wholly-owned subsidiaries of FMR. As of March 30, 2004, FMR and its affiliates, FMRC and FIMM, managed over $878.3 billion in discretionary assets.


Lawrence Rakers is Portfolio Manager of Fund. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/FMR CAPITAL GROWTH FUND (formerly JNL/Janus Capital Growth Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/FMR Capital Growth Fund is to seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's sub-adviser, Fidelity Management & Research Company ("FMR"), normally invests the Fund's assets primarily in common stocks. FMR normally invests the Fund's assets primarily in securities of companies with medium market capitalizations. Although FMR focuses on investing the Fund's assets in securities issued by medium-sized companies, FMR may also make investments in securities issued by larger or smaller companies.

FMR normally invests a majority of the Fund's equity assets in medium-sized companies. FMR may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, FMR replaced Janus Capital Management LLC (Janus Capital) as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -32.74% (1st quarter of 2001).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------- --------------------- -------------------- ---------------------
                                                          1 year               5 year            Life of Fund*
-------------------------------------------------- --------------------- -------------------- ---------------------
JNL/FMR Capital Growth Fund (Class A)                      %                     %                    %
S&P MidCap 400 Index                                       %                     %                    %
-------------------------------------------------- --------------------- -------------------- ---------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

----------------------------------------------------------------------------- --------------------

                                                                                 Life of Fund*

----------------------------------------------------------------------------- --------------------

JNL/FMR Capital Growth Fund (Class B)                                         %
S&P MidCap 400 Index                                                          %

----------------------------------------------------------------------------- --------------------


The S&P MidCap 400 Index is a broad-based, unmanaged index. * The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------

                                                                                                      CLASS B

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee*                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

12b-1 Service Fee                                                                              %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Other Expenses                                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                           %

---------------------------------------------------------------------------------------------- ----------------------

* This fee reflects a reduction in connection with the approval of FMR as the new sub-adviser to the Fund.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ ---------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------ ---------------------------

------------------------------------------------------------------------------------ ---------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------

5 Years                                                                                             $

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------

10 Years                                                                                            $

------------------------------------------------------------------------------------ ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

FIXED INCOME INVESTMENTS. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

TEMPORARY DEFENSIVE POLICIES. In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/FMR Capital Growth Fund is Fidelity Management & Research Company (FMR), with principal offices 82 Devonshire Street, Boston, MA 02109. Day-to-day investment management decisions for the Fund will be made by FMR Co., Inc. (FMRC), which serves as sub-subadviser to the Fund. FMRC is a wholly-owned subsidiary of FMR. As of March 30, 2004, FMR and its affiliates, FMRC and FIMM, managed over $610 billion in discretionary assets.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations (the market value of a company's outstanding stock) under $2.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

     o Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales - all relative to the market, a company's industry or a company's earnings growth;

     o Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or

     o Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a "value" when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) such as those that comprise the Russell 2500 Index at the time of the Fund's investment (sometimes called "small cap"). The Fund currently intends to limit its investments in foreign securities to no more than 15% of its total assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o VALUE INVESTING RISK. The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     o CYCLICAL OPPORTUNITIES RISK. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS A

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee                                                                    %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   0.00%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee                                                                    %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                0.00

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   0.00%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE                                                                                CLASS A

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE                                                                                CLASS B

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets, cash equivalents or high quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

SECTOR FOCUS RISK. Each Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, each Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have significant impact on financial services companies.

INTEREST RATES. Increases in interest rates may have a negative effect on the types of companies in which each of the Funds normally invest because these companies may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC ("Advisory Services"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. Together Advisory Services and its affiliates manage over $402 billion in assets as of December 31, 2004.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o William J. Lippman (PRESIDENT OF ADVISORY SERVICES) has been President of each Fund since inception and has more than 30 years' experience in the securities industry. He joined Franklin Templeton Investments in 1988.

     o Bruce C. Baughman, CPA (SENIOR VICE PRESIDENT OF ADVISORY SERVICES), has been a manager of each Fund since inception. He joined Franklin Templeton Investments in 1988.

     o Margaret McGee (VICE PRESIDENT OF ADVISORY SERVICES) has been a manager of each Fund since inception. She joined Franklin Templeton Investments in 1988.

     o Donald G. Taylor, CPA (SENIOR VICE PRESIDENT OF ADVISORY SERVICES), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996. He joined Franklin Templeton Investments in 1996.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Advisers and Franklin Templeton Alternative Strategies, Inc.
(FTAS), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the State of Massachusetts) related to an administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Advisers reached with the Securities and Exchange Commission (SEC), as described below. Under the terms of the settlement consent order issued by the State of Massachusetts, Advisers and FTAS consented to the entry of a cease and desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (Massachusetts Consent Order).

On November 19, 2004, Franklin Resources, Inc. reached a second agreement with the State of Massachusetts regarding an administrative complaint filed on October 25, 2004 (the Second Complaint). The Second Complaint alleged that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order) failed to state that Advisers and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order. As a result of the November 19, 2004 settlement with the State of Massachusetts, Franklin Resources, Inc. filed a new Form 8-K. The terms of the original settlement did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds), reached an agreement with the California Attorney General's Office (CAGO), resolving the issues resulting from the CAGO's investigation concerning marketing support payments to securities dealers who sell fund shares. Under the terms of the settlement with the CAGO, Distributors agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) reached a settlement with the SEC that resolved the issues resulting from an SEC investigation of market timing activity in the Franklin Templeton Investments funds. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (August Order). The SEC's August Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts Consent Order described above.

Under the terms of the SEC's August Order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Because the distribution methodology has not yet been developed, it is presently not possible to identify which funds or which shareholders of any particular fund will receive distributions, or the amount of those distributions.

The August Order also required Advisers to, among other things:

     o Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman;

     o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and

     o Retain an independent distribution consultant to develop a plan to distribute the $50 million settlement to fund shareholders.

On December 13, 2004, Franklin Resources, Inc. announced that Distributors and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities and Exchange Act of 1934" (December Order).

Under the terms of the SEC's December Order, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar) in accordance with a plan to be developed by an independent distribution consultant. Because the distribution methodology has not yet been developed, it is presently not possible to identify which particular funds will receive distributions, or the amount of those distributions. Advisers and Distributors also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the Fund's Prospectus and Statement of Additional Information.

Franklin Resources, Inc. and certain of its subsidiaries, in addition to most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the matters reported above. The lawsuits were filed in federal district courts in California, Florida, Illinois, Massachusetts, Nevada, New Jersey, and New York, and in state courts in Illinois. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland. Franklin Resources, Inc. believes that the claims made in each of the lawsuits are without merit and intends to defend vigorously against the allegations. It is possible that additional similar civil actions related to the matters disclosed above could be filed in the future.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

JNL/GOLDMAN SACHS MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap(R) Value Index is currently between $276 million and $14.9 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging countries, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o DERIVATIVES RISK. The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o INTEREST RATE RISK. The risk that when interest rates increase, fixed income securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS A

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee                                                                    %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   0.00%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee                                                                    %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                0.00

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   0.00%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------



EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE                                                                                CLASS A

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE                                                                                CLASS B

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets, in cash equivalents or high quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. ("GSAM(R)"), 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of December 31, 2004, GSAM along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $_______ billion (excludes seed capital and assets under supervision).

The Fund is managed on a team basis. The individual members of the team, who are assisted by the Value Investment Team ("Value Team"), and are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Dolores Bamford (VICE PRESIDENT) joined GSAM as a portfolio manager for the Value Team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

o David L. Berdon (VICE PRESIDENT) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy, Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology partners.

o Andrew Braun (VICE PRESIDENT) joined the GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value Team and he became a portfolio manager in May 2001.

o Scott Carroll (VICE PRESIDENT) joined GSAM as a portfolio manager for the Value Team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities fro Growth and Income and Equity Income funds.

o Sally Pope Davis (VICE PRESIDENT) joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.

o Stacey Ann DeMatteis (VICE PRESIDENT) joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value Team.

o Sean Gallagher (VICE PRESIDENT) joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

o Don Gervais (VICE PRESIDENT) joined GSAM in April 2003 as a portfolio manager. From September 1999 to March 2003 he was a U.S. Equity client portfolio manager at JPMorgan Fleming. Prior to that, from December 1997 to September 1999 he was an analyst with Capital Guardian Trust.

o James Otness (MANAGING DIRECTOR) joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.

o Lisa Parisi (MANAGING DIRECTOR) joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

o Eileen Rominger (MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER) joined GSAM as a portfolio manager and Chief Investment Officer of the Value Team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against The Goldman Sachs Group, Inc. ("GSG"), Goldman Sachs Asset Management, L.P. ("GSAM"), the Trustees and Officers of the Goldman Sachs Trust (the "Trust"), and John Doe Defendants. In addition, the Goldman Sachs Funds and certain other investment portfolios of the Trust were named as nominal defendants. On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, IN RE GOLDMAN SACHS MUTUAL FUNDS FEE Litigation, and on November 17, 2004, the plaintiffs filed a consolidated amended complaint against GSG, GSAM, Goldman Sachs Asset Management International ("GSAMI"), Goldman, Sachs & Co., the Trustees and Officers of the Trust and John Doe Defendants (collectively, the "Defendants") in the United States District Court for the Southern District of New York. Certain investment portfolios of the Trust and Goldman Sachs Variable Insurance Trust (collectively, the "Goldman Sachs Funds") were also named as nominal defendants in the amended complaint.

The consolidated amended complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the "Class Period"), asserts claims involving (i) violations of the Investment Company Act of 1940 (the "Investment Company Act"), the Investment Advisers Act of 1940, and New York General Business Law, (ii) common law breach of fiduciary duty, (iii) aiding and abetting breach of fiduciary duty and (iv) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Investment Company Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint further alleges that the Trust's Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to be made. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The plaintiffs in the cases are seeking compensatory damages; punitive damages; rescission of GSAM's and GSAMI's investment advisory agreement and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees.

Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to its clients, including the Goldman Sachs Funds.

JNL/JPMORGAN INTERNATIONAL EQUITY FUND (formerly the JNL/Putnam International Equity Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan International Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Fund normally has at least three countries represented in its portfolio, including both developed and emerging markets.

The Fund seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The sub-adviser's process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.

The Portfolio uses a three-step bottom-up, stock-picking process. First, regional, locally based analysts rank securities within their regions based on primary research conducted by the analysts. Second, all positively ranked stocks filter up to a group of global sector analysts, who rank the stocks globally. Finally, all securities ranked positively by the local analysts and global sector analysts are considered by a group of senior portfolio managers who construct a diversified and risk managed portfolio.

The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2000, Putnam Investment Management, Inc. replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Fund. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.

As of May 2, 2005, J.P. Morgan Investment Management, Inc. replaced Putnam Investment Management, Inc. as the sub-adviser for the Fund. Performance shown for the period from May 1, 2000 to May 2, 2005 reflects the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]


In the periods shown in the chart, the Fund's highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -22.59% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

 ----------------------------------------------------------------- ---------------- -------------- ------------------

                                                                       1 year          5 year        Life of Fund*

 ----------------------------------------------------------------- ---------------- -------------- ------------------

 JNL/JPMorgan International Equity Fund (Class A)                  %                %              %
 Morgan Stanley Europe and Australasia, Far East Equity (MSCI
 E.A.FE.) Index                                                    %                %              %

 ----------------------------------------------------------------- ---------------- -------------- ------------------


The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index
is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International,
Inc. Prior to May 2, 2005, the Fund was managed by Putnam Investment Management,
Inc.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

 ----------------------------------------------------------------- ------------------

                                                                     Life of Fund*

 ----------------------------------------------------------------- ------------------

 JNL/JPMorgan International Equity Fund (Class B)                  %
 Morgan Stanley Europe and Australasia, Far East Equity (MSCI
 E.A.FE.) Index                                                    %

 ----------------------------------------------------------------- ------------------


The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index
is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004. Prior to May 2, 2005, the Fund was managed by
Putnam Investment Management, Inc.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS A

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee                                                                 %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS B

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee                                                                 %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------ --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

1 Year                                                                                             $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

3 Years                                                                                            $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

5 Years                                                                                            $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

10 Years                                                                                           $

------------------------------------------------------------------------------------ --------------------------

------------------------------------------------------------------------------------ --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

1 Year                                                                                             $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

3 Years                                                                                            $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

5 Years                                                                                            $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

10 Years                                                                                           $

------------------------------------------------------------------------------------ --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis of both risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/JPMorgan International Equity Fund is J.P. Morgan Investment Management Inc. ("J.P. Morgan"), located 522 Fifth Avenue, New York, New York 10036.

J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2004, J. P. Morgan and its affiliates had approximately $791 billion in assets under management.

The fund is managed by a team of investment professionals, who have on average over 18 years of investment experience. The team is led James Fisher. An employee since 1985, Mr. Fisher is a Managing Director and portfolio manager in the Global Portfolios Group.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/JPMORGAN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Morgan Stanley Capital Index (MSCI) Europe, Australasia and Far East (EAFE) Value Index . The Fund's industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser's research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or "emerging markets." The sub-adviser considers "emerging markets" to be any market not included in the MSCI EAFE Value Index. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market. PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31* [TO BE UPDATED BY AMENDMENT]



                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 20.40% (2nd quarter of 2003) and its lowest quarterly return was -24.76% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------- -------------------- ------------------- -------------------
                                                                1 year               5 year          Life of Fund*
--------------------------------------------------------- -------------------- ------------------- -------------------

JNL/JPMorgan International Value Fund (Class A)                     %                 %                   %
SSB PMI Value EPAC Index                                            %                 %                   %
MSCI EAFE Value Index                                               %                 %                   %

--------------------------------------------------------- -------------------- ------------------- -------------------


The SSB PMI Value EPAC Index and MSCI EAFE Value Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]


-------------------------------------------------------------------------- -------------------

                                                                             Life of Fund*

-------------------------------------------------------------------------- -------------------

JNL/JPMorgan International Value Fund (Class B)                            %
SSB PMI Value EPAC Index                                                   %
MSCI EAFE Value Index                                                      %

-------------------------------------------------------------------------- -------------------


The SSB PMI Value EPAC Index and MSCI EAFE Value Index are broad-based, unmanaged indices.
* The Class B shares of the Fund began operations on March 8,
2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------

                                                                                                      CLASS B

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee                                                                   %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

12b-1 Service Fee                                                                               %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Other Expenses                                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                            %

----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                            $

------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2004, J. P. Morgan and its affiliates had approximately $791 billion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan. Mr. Cormie, who is head of Global Equity, has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Woort-Menker who is a senior portfolio manager in tge Morgan Global Investment team, has been employed by J.P. Morgan 1987. Mr. Cormie has been on the portfolio management team since the inception of the Fund and Mr. Woort-Menker since 2002.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/LAZARD MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Mid Cap Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued. The Fund invests in 55-65 securities, with a market capitalization of between $1 billion and $10 billion, or in the Russell Midcap(R) Index. The Russell Midcap(R) Index is composed of selected common stocks of medium-size U.S. companies. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap(R) Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies may fluctuate more than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31* [TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -16.09% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

  --------------------------------------------------------- ------------------- ------------------ ------------------
                                                                  1 year             5 year          Life of Fund*
  --------------------------------------------------------- ------------------- ------------------ ------------------
  JNL/Lazard Mid Cap Value Fund (Class A)                            %                 %                  %
  Russell MidCap(R) Index                                              %                 %                  %
  --------------------------------------------------------- ------------------- ------------------ ------------------

The Russell MidCap(R) Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

----------------------------------------------------------------------------- -----------------

                                                                               Life of Fund*

----------------------------------------------------------------------------- -----------------

JNL/Lazard Mid Cap Value Fund (Class B)                                       %
Russell MidCap(R) Index                                                         %

----------------------------------------------------------------------------- -----------------


The Russell MidCap(R) Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee                                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Fund Annual Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS A

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee*                                                                   %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------


* This fee reflects a reduction in the advisory fee that took place on January 1, 2005.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                  CLASS A

---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                             $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                           $
---------------------------------------------------------------------------------- ----------------------------

---------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                  CLASS B

---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------

1 Year                                                                                             $

---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------

3 Years                                                                                            $

---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------

5 Years                                                                                            $

---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------

10 Years                                                                                           $

---------------------------------------------------------------------------------- ----------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

DERIVATIVES. The Fund may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Lazard Mid Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.


The Fund is managed on a team basis by Christopher Blake, Gary Buesser and Andrew Lacey. Mr. Buesser has been with Lazard and has been associated with the Fund since April 2000. He is a Senior Vice President and portfolio manager. Prior to joining Lazard, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers, and Kidder Peabody. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and Deputy Chairman of Lazard. Mr. Blake has been with Lazard since 1995. Mr. Blake is a Managing Director of Lazard. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/LAZARD SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Small Cap Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued. The Fund holds between 75 - 130 securities with a market capitalization range of $300 million to $5 billion. The Fund's returns are compared to the Russel 2000(R) Index. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Fund's equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000(R) Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

The  Fund  may  invest  in  equity  securities  of  larger  U.S.   companies  or
investment-grade fixed-income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund may not be appropriate for all investors.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31* [TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -18.94% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

  --------------------------------------------------------- ------------------- ------------------ ------------------
                                                                  1 year             5 year          Life of Fund*
  --------------------------------------------------------- ------------------- ------------------ ------------------
  JNL/Lazard Small Cap Value Fund (Class A)                          %                 %                  %
  Russell 2000 Index                                                 %                 %                  %
  --------------------------------------------------------- ------------------- ------------------ ------------------

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]


---------------------------------------------------------------------------------- ------------------

                                                                                     Life of Fund*

---------------------------------------------------------------------------------- ------------------

JNL/Lazard Small Cap Value Fund (Class B)                                          %
Russell 2000 Index                                                                 %

---------------------------------------------------------------------------------- ------------------


The Russell 2000 Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS B

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------


* This fee reflects a reduction in the advisory fee that took place on January 1, 2005.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                  CLASS A

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
5 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $
----------------------------------------------------------------------------------- --------------------------

----------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                  CLASS B

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

1 Year                                                                                            $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

3 Years                                                                                           $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

5 Years                                                                                           $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

10 Years                                                                                          $

----------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Lazard Small Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.


The Fund is managed on a team basis by Patrick Mullin and Andrew Lacey. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and Deputy Chairman of US/Global Products of Lazard. Mr. Lacey and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since May 2003 and January 2001, respectively.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (formerly the JNL/Curian S&P 500 Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 Index of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 500 Index performance. The Fund's ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INDEX INVESTING RISK. While the S&P 500 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 500 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          The stocks of the S&P 500 Index in which the Fund invests are considered large-capitalization stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 15.14% (2nd quarter of 2003) and its lowest quarterly return was 3.34% (1st quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)                       %                     %
S&P 500 Index                                                                    %                     %
----------------------------------------------------------------------- ----------------------- ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on January 15, 2002.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

----------------------------------------------------------------------------------- -------------------

                                                                                      Life of Fund*

----------------------------------------------------------------------------------- -------------------

JNL/Mellon Capital Management S&P 500 Index Fund (Class B)                          %
S&P 500 Index                                                                       %

----------------------------------------------------------------------------------- -------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS B

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------

* This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

---------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                 CLASS A

---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                            $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                           $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                          $
---------------------------------------------------------------------------------- ---------------------------

---------------------------------------------------------------------------------- ---------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                 CLASS B

---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------

1 Year                                                                                            $

---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------

3 Years                                                                                           $

---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------

5 Years                                                                                           $

---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------

10 Years                                                                                          $

---------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 500 INDEX. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also investment to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND (formerly the JNL/Curian S&P 400 MidCap Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 400 Index in proportion to their market capitalization weighting in the S&P 400 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 400 Index in proportion to the weighting in the S&P 400 Index. To the extent that the Fund seeks to replicate the S&P 400 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 400 Index may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 400 Index of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 400 Index performance. The Fund's ability to achieve significant correlation between the Fund and S&P 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.


     o MID-CAPITALIZATION INVESTING RISK. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INDEX INVESTING RISK. While the S&P 400 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 400 Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 17.40% (2nd quarter of 2003) and its lowest quarterly return was 4.56% (1st quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

------------------------------------------------------------------------------- --------------- ------------------
                                                                                    1 year        Life of Fund*
------------------------------------------------------------------------------- --------------- ------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)                     %              %
S&P 400 Midcap Index                                                                  %              %
------------------------------------------------------------------------------- --------------- ------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

------------------------------------------------------------------------------- ------------------

                                                                                  Life of Fund*

------------------------------------------------------------------------------- ------------------

JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class B)                    %
S&P 400 Midcap Index                                                                 %

------------------------------------------------------------------------------- ------------------


The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------- -------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee*                                                                           %
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
12b-1 Service Fee                                                                                        %
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------- -------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------- -------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                           %

------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------

12b-1 Service Fee                                                                                        %

------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                           %

------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                                     %

------------------------------------------------------------------------------------------------- -------------------

* This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                             $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                            $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                            $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                           $

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 400 MIDCAP INDEX. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 400 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P 400 Index is weighted by its market capitalization (or the stock's price multiplied by the number of shares outstanding, as the S&P 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P 400 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares other money market mutual funds. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND (formerly the JNL/Curian Small Cap Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000(R) Index. The capitalization range for the Small Cap Index as of December 31, 2003, was $42.3 million at the bottom of the range, $2.4 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund's performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.


     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o MID-CAP INVESTING RISK. Mid-capitalization stocks may be more volatile in price than large-capitalization stocks that dominate the overall stock market, and often perform quite differently. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.


     o INDEX INVESTING RISK. While the Russell 2000 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Russell 2000 Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 22.99% (2nd quarter of 2003) and its lowest quarterly return was 4.66% (1st quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management Small Cap Index Fund (Class A)                     %                     %
Russell 2000 Index                                                               %                     %
----------------------------------------------------------------------- ----------------------- ------------------

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

-------------------------------------------------------------------------------- ------------------

                                                                                   Life of Fund*

-------------------------------------------------------------------------------- ------------------

JNL/Mellon Capital Management Small Cap Index Fund (Class B)                     %
Russell 2000 Index                                                               %

-------------------------------------------------------------------------------- ------------------


The Russell 2000 Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------

                                                                                                      CLASS B

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee*                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

12b-1 Service Fee                                                                               %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Other Expenses                                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                            %

----------------------------------------------------------------------------------------------- ---------------------

* This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------------------------------ --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------

------------------------------------------------------------------------------------ --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

1 Year                                                                                             $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

3 Years                                                                                            $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

5 Years                                                                                            $

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

10 Years                                                                                           $

------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. RUSSELL 2000 INDEX. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index. The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 Index is weighted by its market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

The inclusion of a security in the Russell 2000 in no way implies that the Frank Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R) 1 Free Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE Free Index or derivative securities economically related to the MSCI EAFE Free Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Free Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the MSCI EAFE Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the MSCI EAFE Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing domestic companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has operating expenses and other considerations that the index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 18.84% (2nd quarter of 2003) and its lowest quarterly return was 8.18% (1st quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

-------------------------------------------------------------------------- -------------------- ------------------
                                                                                 1 year           Life of Fund*
-------------------------------------------------------------------------- -------------------- ------------------
JNL/Mellon Capital Management International Index Fund (Class A)                   %                   %
MSCI E.A.FE. Index                                                                 %                   %
-------------------------------------------------------------------------- -------------------- ------------------

The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

--------------------------------------------------------------------------------- ------------------

                                                                                    Life of Fund*

--------------------------------------------------------------------------------- ------------------

JNL/Mellon Capital Management International Index Fund (Class B)                  %
MSCI E.A.FE. Index                                                                %

--------------------------------------------------------------------------------- ------------------


The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS B

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee                                                                 %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                              $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                             $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                             $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                            $

-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE MSCI EAFE FREE INDEX. The MSCI EAFE Free Index is comprised of common stocks from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Free Index in no way implies that Morgan Stanley Capital International, Inc. believes the stock to be an attractive investment, nor is Morgan Stanley Capital International, Inc. in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund's sub-adviser selects a basket of securities in order to match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o INDEX INVESTING RISK. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor bond performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund is subject to expenses and other considerations to which the index is not, and because the sub-adviser uses a sampling technique rather than full replication of the index, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 2.08%
(2nd quarter of 2003) and its lowest quarterly return was -0.37% (3rd quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management Bond Index Fund (Class A)                          %                     %
Lehman Brothers Aggregate Bond Index                                             %                     %
----------------------------------------------------------------------- ----------------------- ------------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

------------------------------------------------------------------------------------- -------------------

                                                                                        Life of Fund*

------------------------------------------------------------------------------------- -------------------

JNL/Mellon Capital Management Bond Index Fund (Class B)                               %
Lehman Brothers Aggregate Bond Index                                                  %

------------------------------------------------------------------------------------- -------------------


The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------

                                                                                                      CLASS B

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee                                                                   %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

12b-1 Service Fee                                                                               %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Other Expenses                                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                            %

----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                             $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                            $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                            $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                           $

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX. The Lehman Brothers Aggregate Index is comprised of investment-grade, fixed-rate U.S. bonds, including Treasuries, corporate bonds, agency mortgage pass-through securities, and asset-backed securities. The bonds selected for the Index must meet the following criteria:
(1) the maturity must be greater than one year; (2) the issue must have at least $250 million available to investors; (3) the rating must be investment grade (Baa3 or better) by Moody's Investors Service or Standard & Poor's; (4) the rate must be fixed; and (5) the bond must be U.S. dollar-denominated and non-convertible. The inclusion of a bond in the Lehman Brothers Aggregate Index in no way implies that Lehman Brothers believes the bond to be an attractive investment, nor is Lehman Brothers in any way affiliated with the Fund.


DERIVATIVES. Derivatives, such as futures or options on futures, are permitted investments of the Fund. However, the Fund's sub-adviser expects to make such investments only infrequently due to the liquidity provided by the Fund's principal investments. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND (formerly the JNL/Curian Enhanced S&P 500 Stock Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks. The Fund owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Within each sector, the Fund overweights stocks that the sub-adviser regards as attractive and underweights or does not hold stocks that the sub-adviser determines to be unattractive. By so doing, the Fund seeks returns that exceed those of the S&P 500 Index over the long-term while maintaining overall index characteristics.

In managing the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the sub-adviser generally employs a three-step process:

     (i) Based on quantitative research, the sub-adviser takes a comprehensive look at a company's fundamentals. This approach is designed to provide insight into a company's cashflow prospects relative to its stock price.

     (ii) The research findings allow the sub-adviser to rank the companies in each sector according to their attractiveness based on valuation, earnings quality and other characteristics determined by the research process.

     (iii)The sub-adviser buys and sells stocks for the Fund based on the ranking arising from the comprehensive quantitative model.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INVESTING RISK ARISING FROM JUDGMENT ON VALUATION. The valuation approach that is inherent to the quantitative process carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 15.58% (2nd quarter of 2003) and its lowest quarterly return was -17.77% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
(Class A)                                                                        %                     %
S&P 500 Index                                                                    %                     %
----------------------------------------------------------------------- ----------------------- ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 16, 1999.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [TO BE UPDATED BY
AMENDMENT]

----------------------------------------------------------------------- ------------------

                                                                          Life of Fund*

----------------------------------------------------------------------- ------------------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
(Class B)                                                               %
S&P 500 Index                                                           %

----------------------------------------------------------------------- ------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ --------------------------
                                                                                                    CLASS A
------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------
Management/Administrative Fee*                                                                      %
------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------
12b-1 Service Fee                                                                                   %
------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------
Other Expenses                                                                                      %
------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------
Total Fund Annual Operating Expenses                                                                %
------------------------------------------------------------------------------------------ --------------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ --------------------------

                                                                                                    CLASS B

------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------

Management/Administrative Fee*                                                             %

------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------

12b-1 Service Fee                                                                          %

------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------

Other Expenses                                                                             %

------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------

Total Fund Annual Operating Expenses                                                       %

------------------------------------------------------------------------------------------ --------------------------

* This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                          $
-------------------------------------------------------------------------------------- -----------------------

-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                            $

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                           $

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                           $

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                          $

-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In general, the sub-adviser buys stocks that it identifies as attractive based on the quantitative model and considers selling them when they get unattractive. The model itself is subject to change based on the findings and insights of the research group in Mellon Capital. Under normal market conditions, the Fund holds approximately 200-350 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also invest to some degree in money market instruments.

TEMPORARY DEFENSIVE POSITION. The Fund may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. During any period in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, forward currency contracts, swaps and exchange traded funds, for hedging and risk management, I.E., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/OPPENHEIMER GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o MID-CAP INVESTING RISK. The stock prices of mid-capitalization companies may tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o INDUSTRY FOCUS RISK. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.


     o CYCLICAL OPPORTUNITIES RISK. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices. Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31* [TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 20.48% (2nd quarter of 2003) and its lowest quarterly return was -18.48% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------- ------------------------ --------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ------------------------ --------------------
JNL/Oppenheimer Global Growth Fund (Class A)                                   %                     %
Morgan Stanley Capital International World Index                               %                     %
-------------------------------------------------------------------- ------------------------ --------------------

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2001.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------- --------------------

                                                                        Life of Fund*

-------------------------------------------------------------------- --------------------

JNL/Oppenheimer Global Growth Fund (Class B)                         %
Morgan Stanley Capital International World Index                     %

-------------------------------------------------------------------- --------------------


The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------

                                                                                                      CLASS B

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee                                                                  %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

12b-1 Service Fee                                                                              %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Other Expenses                                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                           %

---------------------------------------------------------------------------------------------- ----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                            $

------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     o Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide,

     o    Companies that stand to benefit from global growth trends,

     o Businesses with strong competitive positions and high demand for their products or services,

     o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. ("Oppenheimer"), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

Effective August 1, 2004, the portfolio managers of the Fund are William Wilby and Rajeev Bhaman. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Wilby has been Vice President of the Fund since October 2002 and Senior Vice President of Oppenheimer since July 1994. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and Ph.D. in international economics from the University of Colorado. He has earned the right to use the Chartered Financial Analyst designation. Mr. Bhaman has been a Vice President of the Fund since August 2004 and Vice President of Oppenheimer since January 1997. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales. Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium. He has earned the right to use the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/OPPENHEIMER GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having, at the time of purchase a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o MID-CAP INVESTING RISK. The prices of stocks of mid-capitalization companies may fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31* [TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 9.65% (2nd quarter of 2003) and its lowest quarterly return was -11.36% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------- ------------------------ --------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ------------------------ --------------------
JNL/Oppenheimer Growth Fund (Class A)                                          %                     %
S&P 500 Index                                                                  %                     %
-------------------------------------------------------------------- ------------------------ --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 1, 2001.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------- --------------------

                                                                        Life of Fund*

-------------------------------------------------------------------- --------------------

JNL/Oppenheimer Growth Fund (Class B)                                %
S&P 500 Index                                                        %

-------------------------------------------------------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS B

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee                                                                 %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                     CLASS A

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                     CLASS B

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                               $

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                              $

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                              $

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                             $

--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. The Fund portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:

     o    Companies that are established and well-known in the marketplace

     o    Companies with above-average earnings growth

     o Companies in high-growth market sectors that are leaders within their sectors

     o Growth rates that the portfolio manager believes may be sustainable over time.

TEMPORARY DEFENSIVE POSITION. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment-grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund's shares or portfolio securities or to meet anticipated redemptions of Fund shares. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Oppenheimer Growth Fund is OppenheimerFunds, Inc. ("Oppenheimer"), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.


The portfolio manager of the Fund is David Poiesz, who is the person primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Poiesz has been Vice President of the Fund and Senior Vice President of Oppenheimer since June 2004. Prior to joining Oppenheimer, Mr. Poiesz was a senior portfolio manager at Merrill Lynch from 2002 to 2004. In addition, Mr. Poiesz was a founding partner of River Rock, a tech-oriented hedge fund from 1999 to 2001 and a portfolio manager at Jennison Associates from 1992-1999.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/PIMCO TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.


The Fund may invest up to 10% of its assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


Consistent with the Fund's investment policies, the Fund may invest in "Fixed Income Instruments", which as used in this prospectus includes:

     o securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

     o corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

     o    mortgage-backed and other asset-backed securities;

     o    inflation-indexed bonds issued both by governments and corporations;

     o    structured   notes,   including   hybrid  or   "indexed"   securities,
          event-linked bonds and loan participations;

     o    delayed funding loans and revolving credit facilities;

     o bank certificates of deposit, fixed time deposits and bankers' acceptances;

     o    repurchase agreements and reverse repurchase agreements;

     o debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

     o obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

     o    obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

          For bonds, market risk includes credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of a security will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise causing the value of bonds, including those held by the Fund, to fall. A broad-based market drop also may cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31* [TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 6.14% (3rd quarter of 2001) and its lowest quarterly return was -1.57% (2nd quarter of 1999).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

 ----------------------------------------------------------- --------------------- ----------------- ----------------
                                                                    1 year              5 year        Life of Fund*
 ----------------------------------------------------------- --------------------- ----------------- ----------------
 JNL/PIMCO Total Return Bond Fund (Class A)                          %                  %                 %
 Lehman Brothers Aggregate Bond Index                                %                  %                 %
 ----------------------------------------------------------- --------------------- ----------------- ----------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

 ----------------------------------------------------------- ----------------

                                  Life of Fund*

 ----------------------------------------------------------- ----------------

 JNL/PIMCO Total Return Bond Fund (Class B)                  %
 Lehman Brothers Aggregate Bond Index                        %

 ----------------------------------------------------------- ----------------


The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS B

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee                                                                 %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE                                                                                 CLASS B

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                               $

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                              $

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                              $

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                             $

-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Fund may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Fund may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Fund may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed-delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Gross has thirty-five years of investment experience and is the author of BILL GROSS ON INVESTING. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund. On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PA Fund Management LLC (formerly, PIMCO Advisors Fund Management LLC) ("PA Fund Management") and PEA Capital LLC ("PEA"), two entities that are affiliated, through common ownership, with Pacific Investment Management Company LLC ("PIMCO"), which serves as sub-adviser to the JNL/PIMCO Total Return Bond Fund (the "Fund"), that it intended to recommend that the Commission bring civil and administrative actions against PA Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities in certain series of PIMCO Funds: Multi-Manager Series ("MMS Funds") , for which PEA serves as sub-adviser. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PIMCO, PA Distributors LLC ("PAD") and Allianz Dresdner Asset Management of America L.P. ("ADAM"), the parent company of PEA, PIMCO, PAD and PIMCO Advisors Fund Management, had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain series of the PIMCO Funds:
Pacific Investment Management Series ("PIMS Funds"), for which PIMCO serves as investment adviser, and in certain series of the MMS Funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management, PEA, PAD, Stephen J. Treadway (the chief executive officer of PA Fund Management and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of certain MMS Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with the alleged "market timing" arrangements discussed above. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.


If the New Jersey Attorney General or the Commission were to obtain a court injunction against PA Fund Management, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, PA Fund Management, PEA, PAD, PIMCO and ADAM would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act of 1940, as amended, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PA Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Fund, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the series of the PIMS Funds and MMS Funds (collectively, the "PIMCO Funds"). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds' brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management, PEA and certain of their affiliates, the PIMCO Funds, PIMCO Variable Insurance Trust ("PVIT"), for which PIMCO serves as investment adviser, and the Trustees of PIMCO Funds and PVIT have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the PIMCO Funds during specified periods or as derivative actions on behalf of the PIMCO Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO believes that other similar lawsuits may be filed in federal or state courts naming as defendants ADAM, PIMCO, PAD, PA Fund Management, PEA, and/or their affiliates, PVIT, PIMCO Funds, and the Trustees of PIMCO Funds.


On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed Pacific Investment Management Company LLC from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the "New Jersey Settlement") with Allianz Global Investors of America L.P. ("AGI", formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO's parent company), PEA Capital LLC (another investment adviser owned by AGI)( "PEA") and PA Distributors LLC ("PAD") (a broker-dealer owned by AGI), inc onnection with the same matter. In the New Jersey Settlement, AGI, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaintr elating to the New Jersey Settlement alleged, among other things, that AGI, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, PAD, AGI, and certain other parties have been named as defendants in a total of 14 lawsuits filed in U.S. District Court in one of the following: the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for theD istrict of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of mutual funds managed or distributed by PIMCO and its affiliates during specified periods or as derivative actions on behalf of the funds. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, PAD and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser to any registered investment company,i ncluding the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, PAD, AGI andc ertain of their affiliates (including PIMCO) (together, the "Applicants") have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action ont heir application for a permanent order. There is no assurance that the SEC will issue a permanent order.


None of the allegations concerning PIMCO or its affiliates relate to the Fund. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PIMCO believes that these matters are not likely to have a material adverse effect on the Fund or on PIMCO's ability to perform its investment advisory services to the Fund.

The foregoing speaks only as of the date of this supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

JNL/PUTNAM EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Equity Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Fund may invest a portion of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -20.21% (1st quarter of 2001).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------- ------------------ ------------------ -----------------
                                                                1 year             5 year         Life of Fund*
---------------------------------------------------------- ------------------ ------------------ -----------------
JNL/Putnam Equity Fund (Class A)                                 %                  %                 %
S&P 500 Index                                                    %                  %                 %
---------------------------------------------------------- ------------------ ------------------ -----------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by
Phoenix Investment Counsel, Inc.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------- ------------------

                                  Life of Fund*

---------------------------------------------------------- ------------------

JNL/Putnam Equity Fund (Class B)                           %
S&P 500 Index                                              %

---------------------------------------------------------- ------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------

                                                                                                      CLASS B

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee                                                                   %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

12b-1 Service Fee                                                                               %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Other Expenses                                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                            %

----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                             $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                            $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                            $

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                           $

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long-term.

DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


The Fund is managed by the U.S. Core Equity Team at Putnam. The team is headed by James C. Wiess, Managing Director and Senior Portfolio Manager on the U.S. Core Equity team. He joined Putnam in 2000, is a CFA charterholder and has 20 years of investment management experience. Prior to that Mr. Wiesswas a Portfolio Manager with JP Morgan Investment Management. Other members of the team include Joshua H. Brooks, Richard P. Cervone and James S. Yu. Mr Brooks is Managing Director and Chief Investment Officer of the U.S. Core Equity team. Mr. Brooks joined Putnam in 2003 and has 19 years of investment industry experience. Prio to coming to Putnam, Mr. Brooks was employed at Delaware Investment Advisors where he was a CIO, Value Investing from 2000 to 2003 and a Senior Portfolio Manager from 1995 to 2000. Mr. Cervone, Senior Vice President, joined Putnam in 1998 and has 7 years of investment experience. Mr. Yu is a Vice President and a Chartered Financial Analyst with 8 years of investment experience. He joined Putnam in 2002.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission (SEC) and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Based on currently available information, Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Equity Fund.

JNL/PUTNAM MIDCAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Midcap Growth Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

Small and midsized companies - These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

The Fund invests mostly in companies of a size similar to those in the Russell Midcap Growth Index. As of the date of this supplement, the Index was composed of companies having a market capitalization of between $400 million and $19 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Fund makes.


     o MID-CAPITALIZATION INVESTING RISK. The prices of equity securities of mid-capitalization companies may fluctuate more than equity securities of larger, more-established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

     o DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                         [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 24.87% (4th quarter of 2001) and its lowest quarterly return was -32.20% (3rd quarter of 2001).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]


----------------------------------------------------------------- --------------------------------------------------
                                                                              1 year            Life of Fund*

----------------------------------------------------------------- --------------------------------------------------
JNL/Putnam Midcap Growth Fund (Class A)                                        %                      %
-------------------------------------------------------------------
Russell MidCap(R) Growth Index                                                   %                      %
------------------------------------------------------------------- -------------------------- --------------------

The Russell MidCap(R) Growth Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------- --------------------

                                                                       Life of Fund*

------------------------------------------------------------------- --------------------

JNL/Putnam Midcap Growth Fund (Class B)                             %
Russell MidCap(R) Growth Index                                        %

------------------------------------------------------------------- --------------------


The Russell MidCap(R) Growth Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee                                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Fund Annual Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee                                                                    %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                  CLASS A

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
5 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $
----------------------------------------------------------------------------------- --------------------------

----------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                  CLASS B

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

1 Year                                                                                            $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

3 Years                                                                                           $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

5 Years                                                                                           $

----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------

10 Years                                                                                          $

----------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

PORTFOLIO TURNOVER. The Fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Midcap Growth Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


The Fund is managed by the Mid Cap Growth team at Putnam. The team is managed by Paul Marrkand and Kevin Divney. Both Mr. Marrkand and Mr. Divney are Managing Directors and Co-Chief Investment Officers of the Mid Cap Growth team. Mr. Marrkand joined Putnam in 1987 and has over 18 years of investment experience. Mr. Divney joined Putnam in 1997 and has 15 years of investment experience.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission (SEC) and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Based on currently available information, Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Midcap Growth Fund.

JNL/PUTNAM VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Value Equity Fund is capital growth, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $4 billion or greater.

The sub-adviser typically selects companies whose stocks have above-average valuations described by dividend yield, price/sale, price/earnings or price/book dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Fund's exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.


     o DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 17.37% (2nd quarter of 2003) and its lowest quarterly return was -17.36% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

----------------------------------------------- -------------------------- -------------------- --------------------
                                                         1 year                  5 year            Life of Fund*
----------------------------------------------- -------------------------- -------------------- --------------------
JNL/Putnam Value Equity Fund (Class A)                     %                      %                    %
S&P 500 Index                                              %                      %                    %
----------------------------------------------- -------------------------- -------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by PPM
America, Inc.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

----------------------------------------------------------------------- --------------------

                                                                           Life of Fund*

----------------------------------------------------------------------- --------------------

JNL/Putnam Value Equity Fund (Class B)                                  %
S&P 500 Index                                                           %

----------------------------------------------------------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------

                                                                                                      CLASS B

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee                                                                   %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

12b-1 Service Fee                                                                               %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Other Expenses                                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                            %

----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- ------------------------

-------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                             $

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                            $

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                            $

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                           $

-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

FOREIGN SECURITIES. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Value Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


The Fund is managed by the Large Cap Value team at Putnam. Ronald J. Bukovac
(RJ), and Michael J. Abata are co-lead managers of the Fund. They report to Joshua H. Brooks, CIO of Core Equities at Putnam. Mr. Bukovac is a Managing Director and Portfolio Manager on the Large Cap Value Equity Team. Mr. Bukovac is a member of the team that manages Large Cap Value Equity institutional portfolios. Mr. Bukovac joined Putnam in 1997. He is a CFA charterholder and Certified Public Accountant with over 16 years of investment industry experience. Before joining Putnam, Mr. Bukovac was a Senior Manager of the Valuation Services Group for Price Waterhouse, LLP. Mr. Abata is a Senior Vice President and Portfolio Manager on the Large Cap Value team. Mr. Abata is a member of the teams that manage Large Cap Value and Structured Equity institutional portfolios. Additionally, he is a Portfolio Member on the New Value Fund and the Structured Equity team. Mr. Abata joined Putnam in 1997. He is a CFA charterholder and holds a series 3 license with the NASD. Mr. Abata has over 12 years of investment industry experience. Before joining Putnam, Mr. Abata was an Assistant Vice President and Quantitative Analyst with Alliance Capital Management.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission (SEC) and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Based on currently available information, Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Value Equity Fund.

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers High Yield Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum. In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund's secondary objective of capital appreciation, the sub-adviser looks for those companies that the sub-adviser believes have the highest potential for improving credit fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Many emerging market countries in which the Fund invests have markets that are less liquid and more volatile than markets in the U.S. and other developed countries. There is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective October 4, 2004, the Fund was combined with JNL/PPM America High Yield Bond Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/PPM America High Yield Bond Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 8.83% (2nd quarter of 2003) and its lowest quarterly return was -3.60% (3rd quarter of 2001).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------- ----------------- ------------------ ------------------
                                                                   1 year            5 year          Life of Fund*
------------------------------------------------------------- ----------------- ------------------ ------------------
JNL/Salomon Brothers High Yield Bond Fund (Class A)                  %                %                   %
Salomon Brothers High Yield Index                                    %                %                   %
------------------------------------------------------------- ----------------- ------------------ ------------------

The Salomon Brothers High Yield Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

----------------------------------------------------------------------------------------------- ------------------

                                                                                                  Life of Fund*

----------------------------------------------------------------------------------------------- ------------------

JNL/Salomon Brothers High Yield Bond Fund (Class B)                                             %
Salomon Brothers High Yield Index                                                               %

----------------------------------------------------------------------------------------------- ------------------


The Salomon Brothers High Yield Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------

                                                                                                      CLASS B

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee*                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

12b-1 Service Fee                                                                              %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Other Expenses                                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                           %

---------------------------------------------------------------------------------------------- ----------------------


* Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond Fund fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------ ----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                       CLASS A

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
1 Year                                                                                               $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
3 Years                                                                                              $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
5 Years                                                                                              $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
10 Years                                                                                             $
------------------------------------------------------------------------------------------ ----------------------

------------------------------------------------------------------------------------------ ----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                       CLASS B

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

1 Year                                                                                                $

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

3 Years                                                                                               $

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

5 Years                                                                                               $

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

10 Years                                                                                              $

------------------------------------------------------------------------------------------ ----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

ZERO-COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

LOANS. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

EQUITY SECURITIES. The Fund may also invest up to 10% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.


PORTFOLIO MATURITY. The sub-adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest. The sub-adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.


DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the markets for high-yield fixed-income securities that make the Fund's investment strategy inconsistent with the best interests of the Fund's shareholders, the Fund may invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Fund's portfolio. During any period in which the Fund employs a temporary defensive strategy, it will not be pursuing and will not achieve its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers High Yield Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, New York 10022.

Peter J. Wilby is primarily responsible for the day-to-day management of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Wilby, who joined SaBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SaBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/SALOMON BROTHERS STRATEGIC BOND FUND (formerly JNL/Salomon Brothers Global Bond Fund)

INVESTMENT OBJECTIVE. The primary investment objective of the JNL/Salomon Brothers Strategic Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers Strategic Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund's assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The sub-adviser may invest in medium or lower-rated securities. The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.


In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Fund and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. The sub-adviser anticipates that, under current market conditions, the Fund's portfolio securities will have a weighted average life of 4 1/2 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions. The Fund may at times hold a substantial portion of its assets in short-term instrutments.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 5.88% (2nd quarter of 2003) and its lowest quarterly return was -2.72% (3rd quarter of 1998).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------- ----------------- ------------- -------------------
                                                                     1 year          5 year       Life of Fund*
--------------------------------------------------------------- ----------------- ------------- -------------------

JNL/Salomon Brothers Strategic Bond Fund (Class A)                    %               %              %
Salomon Brothers Broad Investment Grade Bond Index                    %               %              %
Lehman Aggregate Bond Index

--------------------------------------------------------------- ----------------- ------------- -------------------

The Salomon Brothers Broad Investment Grade Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------------- ------------------

                                                                                        Life of Fund*

------------------------------------------------------------------------------------- ------------------

JNL/Salomon Brothers Strategic Bond Fund (Class B)                                    %
Salomon Brothers Broad Investment Grade Bond Index                                    %

------------------------------------------------------------------------------------- ------------------


The Salomon Brothers Broad Investment Grade Bond Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8,
2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------

                                                                                                      CLASS B

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee                                                                   %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

12b-1 Service Fee                                                                               %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Other Expenses                                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                            %

----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                          $
------------------------------------------------------------------------------------- ------------------------

------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                            $

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                           $

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                           $

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                          $

------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers Strategic Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, New York 10022.

In connection with SaBAM's service as sub-adviser to the Fund, Citigroup Asset Management Limited ("CAM Ltd"), whose business address is Citigroup Centre, Canada Square, London E14 5LB, England, provides certain sub-advisory services to SaBAM relating to currency transactions and investments in non-dollar-denominated debt securities for the benefit of the Fund. CAM Ltd. is compensated by SaBAM at no additional expense to the Trust. CAM Ltd is an affiliate of SaBAM.

Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund since the inception of the Fund. Beth Semmel assists Mr. Wilby in the day-to-day management of the Fund. Mr. Wilby, who joined SaBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SaBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SaBAM. Ms. Semmel joined SaBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Fund since inception of the Fund.

David J. Scott, a Managing Director and Senior Portfolio Manager of SaBAM, is primarily responsible for currency transactions and investments in non-dollar-denominated debt securities for the Fund. Mr. Scott joined SaBAM in 1994.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. government securities portions of the Fund. Mr. Lavan joined SaBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers U.S. Government & Quality Bond Fund is to obtain a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers U.S. Government & Quality Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

     (i)  U.S. treasury obligations;

     (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;

     (iii)mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

     (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

     (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

     (vi) repurchase agreements collateralized by any of the foregoing; and

     (vii)other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the sub-adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o    MORTGAGE-BACKED   SECURITIES  RISK.   Investments  in  mortgage-backed
          securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 6.54% (3rd quarter of 2002) and its lowest quarterly return was -2.36% (3rd quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------- ----------------- --------------- ------------------
                                                                   1 year           5 year        Life of Fund*
------------------------------------------------------------- ----------------- --------------- ------------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
(Class A)                                                            %              %                %
Salomon Brothers Treasury Index                                      %              %                %
------------------------------------------------------------- ----------------- --------------- ------------------

The Salomon Brothers Treasury Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------------- ------------------

                                                                                         Life of Fund*

-------------------------------------------------------------------------------------- ------------------

JNL/Salomon Brothers U.S. Government & Quality Bond Fund (Class B)                     %
Salomon Brothers Treasury Index                                                        %

-------------------------------------------------------------------------------------- ------------------


The Salomon Brothers Treasury Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------

                                                                                                      CLASS B

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee                                                                  %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

12b-1 Service Fee                                                                              %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Other Expenses                                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                           %

---------------------------------------------------------------------------------------------- ----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                              $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                             $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                             $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                            $

-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. DERIVATIVES. The Fund may use derivative instruments, such as futures contracts and options. The Fund generally limits its use to manage or "hedge" the overall risk of the portfolio. However, the Fund may use derivatives as a substitute for buying or selling securities or to enhance the Fund's return as non-hedging strategy that may be considered speculative. Investing in derivative instruments, such as options and futures contracts, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers U.S. Government & Quality Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, NY 10022.

Roger Lavan is primarily responsible for the day-to-day management of the Fund. Mr. Lavan joined SaBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/SELECT BALANCED FUND (formerly JNL/PPM America Balanced Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents. Changes between the two asset classes will be made gradually based on the managers' long-term perspective and assessment of business, economic, and market projections.


In choosing equity securities, the sub-adviser employs a "bottom-up" stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks. The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, asset-backed securities, and mortgage-backed securities.

Generally the Fund will sell any fixed income securities downgraded below investment grade within 91 days of the downgrade.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to this Fund. Returns shown reflect the results achieved in part by the prior sub-adviser.


In addition, effective October 4, 2004, the Fund was combined with JNL/Salomon Brothers Balanced Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/Salomon Brothers Balanced Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


[OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 12.67% (2nd quarter of 2003) and its lowest quarterly return was -11.16% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------- ------------------ -------------------- --------------------
                                                             1 year              5 year            Life of Fund*
------------------------------------------------------- ------------------ -------------------- --------------------
JNL/Select Balanced Fund (Class A)                             %                  %                   %
S&P 500 Index                                                  %                  %                   %
Lehman Brothers Aggregate Bond Index                           %                  %                   %
------------------------------------------------------- ------------------ -------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc. Prior to October 4, 2004, the Fund was managed by PPM America, Inc.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------- --------------------

                                                                                      Life of Fund*

---------------------------------------------------------------------------------- --------------------

JNL/Select Balanced Fund (Class B)                                                       %
S&P 500 Index                                                                            %
Lehman Brothers Aggregate Bond Index                                                     %

---------------------------------------------------------------------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Aggregate Bond Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

  ------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

  ------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------- ------------------------
                                                                                                    CLASS A
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Management/Administrative Fee                                                                     %
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  12b-1 Service Fee
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Other Expenses                                                                                    %
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Total Fund Annual Operating Expenses                                                              %
  ----------------------------------------------------------------------------------------- ------------------------

  ------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

  ------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------- ------------------------

                                                                                                    CLASS B

  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------

  Management/Administrative Fee                                                                     %

  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------

  12b-1 Service Fee                                                                                 %

  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------

  Other Expenses                                                                                    %

  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------

  Total Fund Annual Operating Expenses                                                              %

  ----------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                       CLASS A

---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                                 $
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                                $
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                                $
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                               $
---------------------------------------------------------------------------------------- --------------------------

--------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                     CLASS B

--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                               $

--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                              $

--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                              $

--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                             $

--------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.


DERIVATIVES. The Fund may use derivative instruments, such as options, swaps and financial futures contracts, for hedging purposes or for the cost-effective implementation of various fixed income strategies. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in cash equivalents, such as U.S. government securities and high-grade commercial paper. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2004, Wellington Management had investment management authority with respect to approximately $470 billion in assets.

Edward P. Bousa, CFA, Senior Vice President and Partner of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000. Prior to joining Wellington Management, Mr. Bousa was a portfolio manager at Putnam Investments (1992-2000).

John C. Keogh, Senior Vice President and Partner of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/SELECT GLOBAL GROWTH FUND (formerly JNL/Janus Global Equities Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Global Growth Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers. The sub-adviser seeks to invest in globally competitive growth companies within growing sectors. These companies are, in the opinion of the sub-adviser, leaders in their respective industries as indicated by an established market presence and strong global, regional, or country competitive positions. The Fund may invest in a broad range of market capitalizations but tends to focus on mid to large capitalization companies. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. To provide flexibility to take advantage of investment opportunities or to meet redemption requests or for temporary defensive purposes, the Fund may hold a portion of its assets in money market investments including repurchase agreements. Doing so may reduce the potential for appreciation in the Fund's portfolio.


The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Fund can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Fund normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries. The Fund may invest without limit in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of May 1, 2004, Wellington Management Company, LLP ("Wellington Management") replaced Janus Capital Management LLC (Janus Capital) as the sub-adviser to this Fund. Returns shown reflect the results achieved in part by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -20.53% (3rd quarter of 2001).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

      ---------------------------------------------------------- -------------------- ---------------- ----------------
                                                                       1 year             5 year        Life of Fund*
      ---------------------------------------------------------- -------------------- ---------------- ----------------
      JNL/Select Global Growth Fund (Class A)                            %                  %               %
      Morgan Stanley Capital International World Index                   %                  %               %
      ---------------------------------------------------------- -------------------- ---------------- ----------------

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

      ---------------------------------------------------------------------------- -----------------

                                                                                    Life of Fund*

      ---------------------------------------------------------------------------- -----------------

      JNL/Select Global Growth Fund (Class B)                                      %
      Morgan Stanley Capital International World Index                             %

      ---------------------------------------------------------------------------- -----------------


The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                                                       %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------

                                                                                                      CLASS B

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee*                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

12b-1 Service Fee                                                                               %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Other Expenses                                                                                  %

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                            %

----------------------------------------------------------------------------------------------- ---------------------

* This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                             $

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                            $

------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Global Growth Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

As of December 31, 2004, Wellington Management had investment management authority with respect to approximately $470 billion in assets.

Andrew S. Offit, Senior Vice President and Partner of Wellington Management, has served as portfolio manager for the Fund since May 2004. Mr. Offit joined Wellington Management as an investment professional in 1997.

Jean-Marc Berteaux, Vice President of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since May 2004. Mr. Berteaux joined Wellington Management as an investment professional in 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998-2001).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/SELECT LARGE CAP GROWTH FUND (formerly JNL/Janus Aggressive Growth Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S. companies selected for their growth potential. In selecting equity securities, the sub-adviser looks for companies with the ability to sustain growth at a faster pace than the market. The JNL/Select Large Cap Growth Fund may invest in companies of any size, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities. Foreign securities include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and
(3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. The key characteristics of growth companies favored by the Fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets, and a strong management team. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. To provide flexibility to take advantage of investment opportunities or to meet redemption requests or for temporary defensive purposes, the Fund may hold a portion of its asset in money market investments including repurchase agreements. Doing so may reduce the potential for appreciation in the Fund's portfolio.

The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o INVESTMENT STYLE RISK. The fund is subject to the risk that returns from large cap growth stocks will trail returns from the overall stock market. The fund uses a "growth" investing style. Some other funds use a "value" investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other. These periods, in the past, sometimes have lasted for several years.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of May 1, 2004, Wellington Management Company LLP ("Wellington Management") replaced Janus Capital Management LLC (Janus) as the sub-adviser to this Fund. Returns shown reflect the results achieved in part by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -24.01% (1st quarter of 2001).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------- ------------------ ------------------ -------------------
                                                                1 year             5 year          Life of Fund*
---------------------------------------------------------- ------------------ ------------------ -------------------
JNL/Select Large Cap Growth Fund (Class A)                        %                 %                   %
Russell 1000(R) Growth Index                                        %                 %                   %
S&P 500 Index                                                     %                 %                   %
---------------------------------------------------------- ------------------ ------------------ -------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 1000
Growth Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------- -------------------

                                                                                   Life of Fund*

-------------------------------------------------------------------------------- -------------------

JNL/Select Large Cap Growth Fund (Class B)                                       %
Russell 1000(R) Growth Index                                                       %
S&P 500 Index                                                                    %

-------------------------------------------------------------------------------- -------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 1000
Growth Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- -------------------------
                                                                                               CLASS A
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee*                                                                  %
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
12b-1 Service Fee                                                                               %
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                  %
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Total Fund Annual Operating Expenses                                                            %
-------------------------------------------------------------------------------------- -------------------------

----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- -------------------------

                                                                                               CLASS B

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

Management/Administrative Fee*                                                         %

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

12b-1 Service Fee                                                                      %

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

Other Expenses                                                                         %

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

Total Fund Annual Operating Expenses                                                   %

-------------------------------------------------------------------------------------- -------------------------

* This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                              $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                             $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                             $

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                            $

-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Large Cap Growth Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.


As of December 31, 2004, Wellington Management had investment management authority with respect to approximately $470 billion in assets.

John A. Boselli, CFA, Senior Vice President and Partner of Wellington Management, has served as portfolio manager for the Fund since May 2004. Mr. Boselli joined Wellington Management as an investment professional in 2002. Prior to joining Wellington Management, he was with Putnam Investments Inc., for six years (1996 - 2002) as a Managing Director in the Global Equity Research Group. He holds the Chartered Financial Analyst designation.

Andrew J. Shilling, CFA, Senior Vice President and Partner of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since May 2004. Mr Shilling joined Wellington Management as an investment professional in 1994.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/SELECT MONEY MARKET FUND (formerly JNL/PPM America Money Market Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

     o Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;

     o Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);

     o Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The overall weighted average maturity of the Fund's investments is 90 days or less.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security's price to fall.

     o RISK OF INVESTMENT IN BANKING INDUSTRY. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to the Fund. Returns shown reflect the results achieved in part by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 1.50% (4th quarter of 2000) and its lowest quarterly return was 0.09% (3rd and 4th quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

 -------------------------------------------------------- ---------------- ------------------ -----------------------
                                                              1 year            5 year            Life of Fund*
 -------------------------------------------------------- ---------------- ------------------ -----------------------
 JNL/Select Money Market Fund (Class A)                         %                 %                  %
 Merrill Lynch Treasury Bill Index (3 month)                    %                 %                  %
 -------------------------------------------------------- ---------------- ------------------ -----------------------

The 7-day yield of the Fund on December 31, 2003, was 0.43%. The Merrill Lynch
Treasury Bill Index is a broad-based unmanaged index.
* The Fund began operations on May 15, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

 ------------------------------------------------------------------------------- ----------------------

                                                                                     Life of Fund*

 ------------------------------------------------------------------------------- ----------------------

 JNL/Select Money Market Fund (Class B)                                          %
 Merrill Lynch Treasury Bill Index (3 month)                                     %

 ------------------------------------------------------------------------------- ----------------------


The 7-day yield of the Fund on December 31, 2003, was 0.43%. The Merrill Lynch
Treasury Bill Index is a broad-based unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -------------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Management/Administrative Fee                                                                       %
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
12b-1 Service Fee                                                                                   %
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Other Expenses                                                                                      %
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Total Fund Annual Operating Expenses                                                                %
------------------------------------------------------------------------------------------ -------------------------

--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -------------------------

                                                                                                   CLASS B

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------

Management/Administrative Fee                                                              %

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------

12b-1 Service Fee                                                                          %

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------

Other Expenses                                                                             %

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------

Total Fund Annual Operating Expenses                                                       %

------------------------------------------------------------------------------------------ -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------ -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                        CLASS A

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
1 Year                                                                                                $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
3 Years                                                                                               $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
5 Years                                                                                               $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
10 Years                                                                                              $
------------------------------------------------------------------------------------------ -------------------------

------------------------------------------------------------------------------------------ -------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                        CLASS B

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------

1 Year                                                                                                    $

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------

3 Years                                                                                                   $

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------

5 Years                                                                                                   $

------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------

10 Years                                                                                                  $

------------------------------------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER. The sub-adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2004, Wellington Management had investment management authority with respect to approximately $470 billion in assets.

JNL/SELECT VALUE FUND (formerly JNL/PPM America Value Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Value Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers. Foreign securities include (1) companies organized outside of the United States,
(2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarly linked with markets outside the United States. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund's investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios. Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to the Fund. Returns shown reflect the results achieved in part by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 19.83% (2nd quarter of 2003) and its lowest quarterly return was 5.29% (1st quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

  -------------------------------------------------------------------- -------------------- ---------------------
                                                                             1 year            Life of Fund*
  -------------------------------------------------------------------- -------------------- ---------------------
  JNL/Select Value Fund (Class A)                                               %                    %
  Russell 1000 Value Index                                                      %                    %
  S&P 500 Barra Value Index                                                     %                    %
  -------------------------------------------------------------------- -------------------- ---------------------

The Russell 1000 Value Index is a broad-based, unmanaged index. The S&P 500
Barra Value Index is a broad-based, unmanaged index.
* The Fund began operations on September 30, 2002.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

  ------------------------------------------------------------------------------------------- ---------------------

                                                                                                 Life of Fund*

  ------------------------------------------------------------------------------------------- ---------------------

  JNL/Select Value Fund (Class B)                                                             %
  Russell 1000 Value Index                                                                    %
  S&P 500 Barra Value Index                                                                   %

  ------------------------------------------------------------------------------------------- ---------------------


The Russell 1000 Value Index is a broad-based, unmanaged index. The S&P 500
Barra Value Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ ----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Management/Administrative Fee                                                                      %
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
12b-1 Service Fee                                                                                  %
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Other Expenses                                                                                     %
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Total Fund Annual Operating Expenses                                                               %
------------------------------------------------------------------------------------------ ----------------------

-----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ ----------------------

                                                                                                  CLASS B

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

Management/Administrative Fee                                                              %

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

12b-1 Service Fee                                                                          %

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

Other Expenses                                                                             %

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

Total Fund Annual Operating Expenses                                                       %

------------------------------------------------------------------------------------------ ----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                      CLASS A

-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                                 $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                                $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                                $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                               $
-------------------------------------------------------------------------------------- ----------------------------

-------------------------------------------------------------------------------------- ----------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                      CLASS B

-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------

1 Year                                                                                                 $

-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------

3 Years                                                                                                $

-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------

5 Years                                                                                                $

-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------

10 Years                                                                                               $

-------------------------------------------------------------------------------------- ----------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Value Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2004, Wellington Management had investment management authority with respect to approximately $470 billion in assets.

Karen H. Grimes, CFA, has served as portfolio manager for the Fund since October 2004. Ms. Grimes is a Vice President of Wellington Management and has been an investment professional with the firm since 1995.

John R. Ryan, CFA, Senior Vice President and Managing Partner of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since October 2004. Mr. Ryan joined Wellington Management as an investment professional in 1981.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in common stocks. The Fund concentrates its investments in growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The sub-adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, hybrids, forward currency contracts, indexed securities and asset-backed securities, involves special risks. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


In addition, effective May 2, 2005, the Fund was combined with JNL/Alliance Capital Growth Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/Alliance Capital Growth Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -15.30% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------ ------------- --------------- ------------------
                                                                      1 year         5 year        Life of Fund*
------------------------------------------------------------------ ------------- --------------- ------------------
JNL/T. Rowe Price Established Growth Fund (Class A)                     %               %               %
S&P 500 Index                                                           %               %               %
------------------------------------------------------------------ ------------- --------------- ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------------ -------------------

                                                                                       Life of Fund*

------------------------------------------------------------------------------------ -------------------

JNL/T. Rowe Price Established Growth Fund (Class B)                                             %
S&P 500 Index                                                                                   %

------------------------------------------------------------------------------------ -------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------

                                                                                                     CLASS B

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee                                                                             %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                %

--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                          %

--------------------------------------------------------------------------------------------- -----------------------


* This fee reflects a reduction in the advisory fee that took place on January 1, 2005.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                     CLASS A

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $
--------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                     CLASS B

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                              $

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                             $

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                             $

--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                            $

--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.


The Fund has an Investment Advisory Committee. Robert W. Smith, as Committee Chairman, is responsible for the day-to-day management of the Fund and works with the Committee in developing and executing the Fund's investment program. He is a Vice President of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. He is also a Portfolio Manager in the Equity Division. Bob serves as President and Investment Advisory Committee Chairman of the Growth Stock Fund. Bob is also a Vice President and Investment Advisory Committee member of the Blue Chip Growth Fund, Global Stock Fund, Emerging Europe & Mediterranean Fund, Emerging Markets Stock Fund, European Stock Fund, International Discovery Fund, International Growth & Income Fund, Media & Telecommunications Fund, and New America Growth Fund. Bob joined the firm in 1992 as a Research Analyst and previously served for five years as an Investment Analyst for Massachusetts Financial Services. Bob earned a B.S. in Finance and Economics from the University of Delaware and an M.B.A. from the Darden Graduate School of Business, University of Virginia.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company. The sub-adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P MidCap 400 Index or the Russell Midcap(R) Growth Index - as of December 31, 2003, generally between $336.2 million and $17 billion. The market cap at companies in the Fund's portfolio and the S&P MidCap 400 and the Russell Midcap(R) Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio's core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.

Stock selection is based on a combination of fundamental bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the portfolio will be invested using T. Rowe Price's fundamental research. The Portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As subadviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

     >> A demonstrated ability to consistently increase revenues, earnings and cash flow;

     >>   Capable management;

     >> Attractive business niches and operate in industries experiencing increasing demand;

     >>   A sustainable competitive advantage;

     >>   Proven products or services; or

     >>   Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o MID-CAP INVESTING RISK. Stocks of mid-capitalization companies entail greater risk and are usually more volatile than shares of larger companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -19.54% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------- ----------------- --------------- ------------------
                                                                    1 year           5 year        Life of Fund*
-------------------------------------------------------------- ----------------- --------------- ------------------

JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)                      %               %                %
S&P MidCap 400 Index                                                 %               %                %
Russell MidCap(R) Index

-------------------------------------------------------------- ----------------- --------------- ------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------- -----------------

                                                                                 Life of Fund*

------------------------------------------------------------------------------- -----------------

JNL/T. Rowe Price Mid-Cap Growth Fund (Class B)                                         %
S&P MidCap 400 Index                                                                    %
Russell MidCap(R) Index                                                                 %

------------------------------------------------------------------------------- -----------------


The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------

                                                                                                      CLASS B

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee                                                                  %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

12b-1 Service Fee                                                                              %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Other Expenses                                                                                 %

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                           %

---------------------------------------------------------------------------------------------- ----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ ---------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS A

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------ ---------------------------

------------------------------------------------------------------------------------ ---------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                   CLASS B

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------

1 Year                                                                                              $

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------

3 Years                                                                                             $

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------

5 Years                                                                                             $

------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------

10 Years                                                                                            $

------------------------------------------------------------------------------------ ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may also invest in securities other than U.S. common stocks, including foreign securities, futures and options, convertible securities, and warrants, in keeping with Fund objectives.

The Fund may invest up to 25% of its assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

DERIVATIVES. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee co-chaired by Brian W.H. Berghuis and Donald J. Peters.

Brian W.H. Berghuis, CFA, is Co-Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. He is President of the Mid-Cap Growth Fund and Chairman of the fund's Investment Advisory Committee. Brian is also a Vice President and Investment Advisory Committee member of the New Horizons Fund and New America Growth Fund. He joined the firm in 1985. Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School. He is a past President of the Baltimore Security Analysts Society. Brian has also earned the Chartered Financial Analyst accreditation.

Don Peters is Co-Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. He is a portfolio manager for major institutional relationships and the Diversified Mid-Cap Growth Fund, Tax-Efficient Growth Fund, Tax-Efficient Multi-Cap Growth Fund and the equity portion of the Tax-Efficient Balanced Fund. Prior to joining the firm in 1993, he was a Portfolio Manager for Geewax, Terker and Company. Don is a former naval officer and was interviewed and selected by Admiral Hyman G. Rickover to work on his headquarters staff for the Navy's nuclear propulsion program. He earned a B.A., summa cum laude, in Economics from Tulane University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/T. ROWE PRICE VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's sub-adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies. The sub-adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the sub-adviser generally looks for the following:


     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks, and they are typically more volatile than larger, more established ones.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.


     o FOREIGN INVESTING RISK. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o MID-CAP INVESTING RISK. Stocks of mid-capitalization companies entail greater risk and are usually more volatile than shares of larger companies.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the periods shown in the chart, the Fund's highest quarterly return was 17.89% (2nd quarter of 2003) and its lowest quarterly return was -18.88% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------- ------------------ -------------------
                                                                                1 year          Life of Fund*
-------------------------------------------------------------------------- ------------------ -------------------
JNL/T. Rowe Price Value Fund (Class A)                                          %                       %
Russell 1000 Value Index                                                        %                       %
-------------------------------------------------------------------------- ------------------ -------------------

The Russell 1000 Value Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------- --------------------

                                                                                                  Life of Fund*

---------------------------------------------------------------------------------------------- --------------------

JNL/T. Rowe Price Value Fund (Class B)                                                                  %
Russell 1000 Value Index                                                                                %

---------------------------------------------------------------------------------------------- --------------------


The Russell 1000 Value Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee                                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Fund Annual Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------

                                                                                                       CLASS B

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee*                                                                   %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

12b-1 Service Fee                                                                                %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Other Expenses                                                                                   %

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                             %

------------------------------------------------------------------------------------------------ --------------------


* This fee reflects a reduction in the advisory fee that took place on January 1, 2005.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS A

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- ------------------------

-------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]                                                    CLASS B

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                             $

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                            $

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                            $

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                           $

-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. OTHER INVESTMENTS. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:

     o    futures and options

     o    preferred stocks

     o    convertible securities and warrants

     o    fixed  income   securities,   including  lower  quality   (high-yield,
          high-risk bonds) commonly referred to as "junk bonds" (up to 10% of total assets)

     o hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options

     o    private placements.

DERIVATIVES. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.


The Fund has an Investment Advisory Committee. John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager in the Equity Division. John is President of the Value Fund and Chairman of the fund's Investment Advisory Committee. He also co-manages several of the firm's separate account portfolios as a member of the Large-Cap Strategy Team and is the Lead Portfolio Manager for the SICAV U.S. Large-Cap Value Equity Fund. In addition, John is also a Vice President and member of the Investment Advisory Committee of the Equity Income Fund and the New Era Fund and a Vice President of the Capital Appreciation Fund. John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum. He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance. He has also earned the Chartered Financial Analyst accreditation. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

JNL/S&P MANAGED CONSERVATIVE FUND

INVESTMENT   OBJECTIVE.   The  investment   objective  of  the  JNL/S&P  Managed
Conservative Fund is capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Conservative Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST


JNL/AIM Large Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/AIM Real Estate Fund                                     JNL/Oppenheimer Growth Fund
JNL/AIM Small Cap Growth Fund                                JNL/PIMCO Total Return Bond Fund
JNL/Alger Growth Fund                                        JNL/Putnam Equity Fund
JNL/Eagle Core Equity Fund                                   JNL/Putnam Midcap Growth Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Value Equity Fund
JNL/FMR Balanced Fund                                        JNL/Salomon Brothers High Yield Bond Fund
JNL/FMR Capital Growth Fund                                  JNL/Salomon Brothers Strategic Bond Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Balanced Fund
JNL/JPMorgan International Equity Fund                       JNL/Select Global Growth Fund
JNL/JPMorgan International Value Fund                        JNL/Select Large Cap Growth Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Money Market Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Value Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
Fund


JNL VARIABLE FUND LLC
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund

JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Sector Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.


Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

* This fee reflects a reduction in the advisory fee which took place on January
1, 2004.


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from [TO BE UPDATED BY AMENDMENT].


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/S&P MANAGED MODERATE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Moderate Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST


JNL/AIM Large Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/AIM Real Estate Fund                                     JNL/Oppenheimer Growth Fund
JNL/AIM Small Cap Growth Fund                                JNL/PIMCO Total Return Bond Fund
JNL/Alger Growth Fund                                        JNL/Putnam Equity Fund
JNL/Eagle Core Equity Fund                                   JNL/Putnam Midcap Growth Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Value Equity Fund
JNL/FMR Balanced Fund                                        JNL/Salomon Brothers High Yield Bond Fund
JNL/FMR Capital Growth Fund                                  JNL/Salomon Brothers Strategic Bond Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Balanced Fund
JNL/JPMorgan International Equity Fund                       JNL/Select Global Growth Fund
JNL/JPMorgan International Value Fund                        JNL/Select Large Cap Growth Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Money Market Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Value Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
Fund


JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund

JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Sector Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market funds. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.


Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                       0.18%
--------------------------------------------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                       0.00%
--------------------------------------------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                 0.18%
--------------------------------------------------------------------------------------------- ---------------------

* This fee reflects a reduction in the advisory fee which took place on January
1, 2004.


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from [TO BE UPDATED BY AMENDMENT].


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/S&P MANAGED MODERATE GROWTH FUND (formerly JNL/S&P  Conservative Growth Fund
I)

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Moderate Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/AIM Real Estate Fund                                     JNL/Oppenheimer Growth Fund
JNL/AIM Small Cap Growth Fund                                JNL/PIMCO Total Return Bond Fund
JNL/Alger Growth Fund                                        JNL/Putnam Equity Fund
JNL/Eagle Core Equity Fund                                   JNL/Putnam Midcap Growth Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Value Equity Fund
JNL/FMR Balanced Fund                                        JNL/Salomon Brothers High Yield Bond Fund
JNL/FMR Capital Growth Fund                                  JNL/Salomon Brothers Strategic Bond Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Balanced Fund
JNL/JPMorgan International Equity Fund                       JNL/Select Global Growth Fund
JNL/JPMorgan International Value Fund                        JNL/Select Large Cap Growth Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Money Market Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Value Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
Fund


JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund

JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Sector Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Conservative Growth Fund and JNL/S&P Conservative Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired funds.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]



                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -8.04% (3rd quarter of 2001).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------ ---------------------- ------------------ ------------------
                                                              1 year               5 year          Life of Fund*
------------------------------------------------------ ---------------------- ------------------ ------------------
JNL/S&P Managed Moderate Growth Fund  (Class A)                 %                   %                  %
Lehman Brothers Aggregate Bond Index                            %                   %                  %
S&P 500 Index                                                   %                   %                  %
------------------------------------------------------ ---------------------- ------------------ ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Aggregate Bond Index is a broad-based, unmanaged index.

To create a more representative return comparison, 60% of the Fund's return is benchmarked to the S&P 500 and the remaining 40% of the Fund is benchmarked to the Lehman Brothers Aggregate Bond Index.
* The Fund began operations on April 9, 1998.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee*                                                                   %
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                   %
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                           0.18%
---------------------------------------------------------------------------------------- -------------------

* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from [TO BE UPDATED BY AMENDMENT].


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/S&P MANAGED GROWTH FUND (formerly, JNL/S&P Moderate Growth Fund I)

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST


JNL/AIM Large Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/AIM Real Estate Fund                                     JNL/Oppenheimer Growth Fund
JNL/AIM Small Cap Growth Fund                                JNL/PIMCO Total Return Bond Fund
JNL/Alger Growth Fund                                        JNL/Putnam Equity Fund
JNL/Eagle Core Equity Fund                                   JNL/Putnam Midcap Growth Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Value Equity Fund
JNL/FMR Balanced Fund                                        JNL/Salomon Brothers High Yield Bond Fund
JNL/FMR Capital Growth Fund                                  JNL/Salomon Brothers Strategic Bond Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Balanced Fund
JNL/JPMorgan International Equity Fund                       JNL/Select Global Growth Fund
JNL/JPMorgan International Value Fund                        JNL/Select Large Cap Growth Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Money Market Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Value Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
Fund


JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund

JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Sector Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market funds. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Moderate Growth Fund and JNL/S&P Moderate Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

Effective October 4, 2004, the Fund was combined with JNL/S&P Core Index 100 Fund, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -11.27% (3rd quarter of 2001).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]


----------------------------------------------------------- ------------------- ------------------ ------------------
                                                                  1 year             5 year          Life of Fund*

----------------------------------------------------------- ------------------- ------------------ ------------------
JNL/S&P Managed Growth Fund  (Class A)                             %                  %                   %
Lehman Brothers Aggregate Bond Index                               %                  %                   %
S&P 500 Index                                                      %                  %                   %
----------------------------------------------------------- ------------------- ------------------ ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Aggregate Bond Index is a broad-based, unmanaged index.

To create a more representative return comparison, 75% of the Fund's return is benchmarked to the S&P 500 and the remaining 25% is benchmarked to the Lehman
Brothers Aggregate Bond Index.
* The Fund began operations on April 8, 1998.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee*                                                                   %
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                   %
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                             %
---------------------------------------------------------------------------------------- -------------------

* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from [TO BE UPDATED BY AMENDMENT].


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (formerly, JNL/S&P Aggressive Growth Fund
I)

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Managed Aggressive GrowthFund is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Aggressive Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST


JNL/AIM Large Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/AIM Real Estate Fund                                     JNL/Oppenheimer Growth Fund
JNL/AIM Small Cap Growth Fund                                JNL/PIMCO Total Return Bond Fund
JNL/Alger Growth Fund                                        JNL/Putnam Equity Fund
JNL/Eagle Core Equity Fund                                   JNL/Putnam Midcap Growth Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Value Equity Fund
JNL/FMR Balanced Fund                                        JNL/Salomon Brothers High Yield Bond Fund
JNL/FMR Capital Growth Fund                                  JNL/Salomon Brothers Strategic Bond Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Balanced Fund
JNL/JPMorgan International Equity Fund                       JNL/Select Global Growth Fund
JNL/JPMorgan International Value Fund                        JNL/Select Large Cap Growth Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Money Market Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Value Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
Fund


JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund

JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Sector Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market funds. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's average annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Very Aggressive Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired funds.

Effective October 4, 2004, the Fund was combined with JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Core Index 75 Fund and JNL/S&P Core Index 50 Fund, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31[TO BE UPDATED BY AMENDMENT]


                                [OBJECT OMITTED]

In the period shown in the chart, the Fund's highest quarterly return was 29.63% (4th quarter of 1999) and its lowest quarterly return was -18.15% (3rd quarter of 2001).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004[TO BE UPDATED BY AMENDMENT]


------------------------------------------------------------- ------------------- ------------------ ------------------
                                                                    1 year             5 year          Life of Fund*

------------------------------------------------------------- ------------------- ------------------ ------------------
JNL/S&P Managed Aggressive Growth Fund  (Class A)                    %                  %                  %
S&P 500 Index                                                        %                  %                  %
------------------------------------------------------------- ------------------- ------------------ ------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. To create a more representative return comparison, 100% of the Fund's return is benchmarked to the The S&P 500 Index. .
* The Fund began operations on April 1, 1998.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee*                                                                   %
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                   %
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                             %
---------------------------------------------------------------------------------------- -------------------

* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from [TO BE UPDATED BY AMENDMENT].


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances. The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, a Fund will employ such techniques only for: (1) hedging purposes; or (2) otherwise, to the extent that (i) aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets; or (ii) the "notional" amount of such contracts does not exceed the net assets of the Fund. JNAMSM and the sub-advisers have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (JNAM L.L.C.(R) or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC which served as investment adviser to the Trust from July 1, 1998 until January 31, 2001. Jackson National Financial Services, Inc. served as investment adviser from the inception of the Trust until July 1, 1998.

MANAGEMENT FEE

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund. Each JNL/S&P Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

............................................... ................................... .................................
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
FUND                                           ASSETS                                         Assets of each FUND)
----                                           ------                                                       ------
............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Large Cap Growth Fund                  $0 to $50 million                                               .75%
                                               $50 to $300 million                                             .70%
                                               Over $300 million                                               .65%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Real Estate Fund                       $0 to $50 million                                               .75%
                                               Over $50 million                                                .70%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Small Cap Growth Fund                  $0 to $300 million                                              .85%
                                               Over $300 million                                               .80%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alger Growth Fund                          $0 to $300 million                                              .70%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle Core Equity Fund                     $0 to $50 million                                               .70%
                                               $50 million to $300 million                                     .65%
                                               Over $300 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle SmallCap Equity Fund                 $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               Over $500 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/FMR Balanced Fund                          $0 to $500 million                                              .70%
                                               $500 million to $750 million                                    .65%
                                               Over $750 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/FMR Capital Growth Fund                    $0 to $250 million                                              .70%
                                               $250 million to $750 million                                    .65%
                                               $750 million to $1.5 billion                                    .60%
                                               Over $1.5 billion                                               .55%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Franklin Templeton Small Cap Value Fund    $0 to $200 million                                              .85%
                                               $200 million to $500 million                                    .77%
                                               Over $500 million                                               .75%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Goldman Sachs Mid Cap Value Fund           $0 to $100 million                                              .75%
                                               Over $100 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/JPMorgan International Equity Fund         $0 to $50 million                                               .75%
                                               $50 million to $200 million                                     .70%
                                               $200 million to $500 million                                    .65%
                                               Over $500 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/JPMorgan International Value Fund          $0 to $50 million                                               .75%
                                               $50 million to $200 million                                     .70%
                                               $200 million to $500 million                                    .65%
                                               Over $500 million                                               .60%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Mid Cap Value Fund                  $0 to $100 million                                              .75%
                                               $100 million to $250 million                                    .70%
                                               Over $250 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Small Cap Value Fund                $0 to $500 million                                              .75%
                                               Over $500 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 500 Index    $0 to $500 million                                              .29%
Fund                                           Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 400 MidCap   $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Small Cap        $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management International    $0 to $500 million                                              .30%
Index Fund                                     Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Bond Index Fund  $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Enhanced S&P     $0 to $50 million                                               .50%
500 Stock Index Fund                           Over $50 million                                                .45%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Global Growth Fund             $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Growth Fund                    $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PIMCO Total Return Bond Fund               All assets                                                      .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Equity Fund                         $0 to $150 million                                             .675%
                                               $150 million to $300 million                                    .60%
                                               Over $300 million                                              .575%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Midcap Growth Fund                  $0 to $300 million                                              .75%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Value Equity Fund                   $0 to $150 million                                             .675%
                                               $150 million to $300 million                                    .60%
                                               Over $300 million                                              .575%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers High Yield Bond Fund      $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers Strategic Bond Fund       $0 to $150 million                                              .65%
                                               $150 million to $500 million                                    .60%
                                               Over $500 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers U.S. Government &         $0 to $150 million                                              .50%
Quality Bond Fund                              $150 million to $300 million                                    .45%
                                               $300 million to $500 million                                    .40%
                                               Over $500 million                                               .35%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Balanced Fund                       $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Global Growth Fund                  $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               $500 million to $750 million                                    .65%
                                               Over $750 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Large Cap Growth Fund               $0 to $150 million                                              .70%
                                               $150 million to $500 million                                    .65%
                                               $500 million to $750 million                                    .60%
                                               Over $750 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Money Market Fund                   $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Value Fund                          $0 to $300 million                                              .55%
                                               $300 million to $500 million                                    .50%
                                               Over $500 million                                               .45%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Established Growth Fund      $0 to $150 million                                              .65%
                                               $150 to $500 million                                            .60%
                                               Over $500 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Mid-Cap Growth Fund          $0 to $150 million                                              .75%
                                               Over $150 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Value Fund                   $0 to $150 million                                              .70%
                                               $150 to $500 million                                            .65%
                                               Over $500 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Conservative Fund              $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Moderate Fund                  $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Moderate Growth                $0 to $500 million                                              .13%
Fund                                           Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Growth Fund                    $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Aggressive Growth Fund         $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................

SUB-ADVISORY ARRANGEMENTS

The Adviser selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser, except SPIAS, implements such programs by purchases and sales of securities. Because the investments of the Funds for which SPIAS is sub-adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation. Each sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the Securities and Exchange Commission that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o performing initial due diligence on prospective sub-advisers for the Funds;

     o    monitoring the performance of sub-advisers;

     o    communicating performance expectations to the sub-advisers; and

     o    ultimately   recommending   to  the  Board  of   Trustees   whether  a
          sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

                               ADMINISTRATIVE FEE


In addition to the investment advisory fee, each Fund, except the JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/JPMorgan International Equity Fund and the JNL/S&P Funds, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/JPMorgan International Equity Fund pay an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.


                                CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except (i) the JNL/Select Money Market Fund has three classes of shares (Class A, Class B and Class C) and (ii) the JNL/S&P Funds have one class of shares. The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This prospectus offers one class of shares. Under the multi-class structure, the Class A shares and Class B shares of each Fund, and the Class A, Class B and Class C shares of the JNL/Select Money Market Fund, represent interests in the same portfolio of securities, and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class. "Class expenses" will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAMSM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                DISTRIBUTION PLAN

All Funds of the Trust except the JNL/Select Money Market Fund and each of the JNL/S&P Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Distribution Plan (the "Plan").

On September 25, 2003, the Board of Trustees of the Trust, including all of the disinterested Trustees (within the meaning of the Investment Company Act of 1940, as amended), approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund. Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with Jackson National Life Distributors, Inc. ("JNLD"), dated December 12, 2002. The Amendment to the Distribution Agreement reflected the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Each of the affected Funds approved the Amended Plan and the amendment to the Distribution Agreement at a shareholders meeting held on December 1, 2003.

On November 23, 2004, the Board of Trustees of the Trust approved an amendment to the Amended Plan and also approved an amendment to the Trust's existing Distribution Agreement, terminating the provisions of the Amended Plan and the Distribution Agreement permitting the use of brokerage commissions to promote the sale and distribution of Trust shares through the sale of variable insurance products funded by the Trust. The amendments approved on November 23, 2004 did not require a shareholder vote. As a result of these changes, effective December 13, 2004, Class B shares will no longer be subject to Rule 12b-1 expenses.

JNLD, as principal underwriter, to the extent consistent with existing law, and the Amended Plan, may use the Rule 12b-1 fee to reimburse itself or compensate broker-dealers, administrators or others for providing distribution, administrative, or other services with respect to Class A shares. This description of the Amended Plan and the Amendment to the Distribution Agreement is qualified in its entirety by reference to the Amended Plan, the current Distribution Agreement, and the Amendment to the Distribution Agreement.

For more information about the Plan, including the November 23, 2004 amendment, please read the "Distribution Plan" section of the SAI.


                                 THE DISTRIBUTOR

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the prospectus or statement of additional information for the Contracts.


                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Funds at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.

Shares of the Funds are not available to the general public directly. Some of the Funds are managed by sub-advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available. Under these procedures, in general the "fair value" of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Trust's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" such securities if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                             "MARKET TIMING" POLICY



Fund shares may only be purchased by separate accounts of JNL and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for JNL and its affiliates, and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of JNL and an affiliated insurance company that invest in the Fund. For purposes of addressing market timing issues, contract owners may be referenced by the term "shareholders". Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers') with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

This policy does not apply to the money market sub-account, the "Fixed Account", "Dollar Cost Averaging" or the "Automatic Rebalancing" program. The service providers may also make uniform exceptions that involve an administrative error, or a personal unanticipated financial emergency of a shareholder resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.

Otherwise, the service providers do not exempt any person or class of persons from their policies and procedures. The service providers have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other shareholders. The service providers expect to apply these policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, the service providers cannot guarantee that they will detect and deter every shareholder engaging in frequent transfers every time. To the extent that a market timing transaction goes undetected, the remaining shareholders may experience the adverse consequences of excessive trading, including having the potential to interfere with efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders. The service providers also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other shareholders, and may take whatever action the Funds deem appropriate, without prior notice, to comply with or take advantage of any state or Federal regulatory requirement.

The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. In addition, the Funds' Board of Trustees have adopted a policy of "fair value" pricing to discourage shareholders from engaging in market timing or other excessive trading strategies. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. In addition, the S&P Funds net asset values are calculated based on the net asset values of the underlying Funds and the "fair value" pricing policy will apply to the underlying Funds as described above. The Funds' "fair value" pricing policy is described under "Investment in Trust Shares" above. In addition, if JNAMSM identifies possibly questionable trading activity, it will communicate this to the service providers for the relevant insurance company or qualified plan for further investigation and action, if appropriate.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, all Fund purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans, and variable insurance products. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Fund trade. Also, certain financial intermediaries, retirement plans and variable insurance products have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its service providers shall be held liable for any loss resulting from rejected purchase orders or exchanges.

A description of the Funds' policies and procedures relating to disclosure of portfolio securities is available in the Funds' Statement of Additional Information and at [www.jnl.com or www.jnlny.com].


                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS


The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information for 2001, 2002, 2003 and 2004 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information for other periods shown below were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.[TO BE UPDATED BY AMENDMENT]

                                   PROSPECTUS


                                   MAY 2, 2005


                                JNL SERIES TRUST

You can find more information about the Trust in:


     o The Trust's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated May 1, 2005, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission
          (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).


     o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.


You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003 or by visiting WWW.JNL.COM or www.jnlny.com.


You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.


The Trust's SEC file number is: 811-8894


--------

1 MSCI EAFE is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.

11

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005


                                JNL SERIES TRUST

================================================================================

         This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated May 1, 2005 (the "Prospectus"). Not all Funds described in this SAI may be available for investment in each variable annuity contract or variable life insurance policy offered by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York. The financial statements of the JNL Series Trust for the year ended December 31, 2004 are incorporated by reference (which means they legally are a part of this SAI) from the Trust's Annual/Semi-Annual Reports to shareholders. The Prospectus and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution),, or writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002.

================================================================================



                    SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders of the Funds can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual trustee by writing to that trustee at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.



                                TABLE OF CONTENTS

General Information and History                                           2
Common Types of Investments and Management Practices                      2
Additional Risk Considerations                                           21
Investment Restrictions Applicable to all Funds                          26
Trustees and Officers of the Trust                                       36
Principal Holders of the Trust's Shares                                  41
Investment Adviser, Sub-Advisers and Other Service Providers             49
Purchases, Redemptions and Pricing of Shares                             76
Description of Shares; Voting Rights; Shareholder Inquiries              78
Tax Status                                                               80
Financial Statements                                                     81
Appendix A - Ratings of Investments                                     A-1

                         GENERAL INFORMATION AND HISTORY

         The JNL Series Trust (the "Trust") is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994. The Trust offers shares in separate Funds, each with its own investment objective.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

         This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.


ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.


ASSET-BACKED SECURITIES. A Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

         Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.


         If a Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true. As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities. For these and other reasons, an asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.


BANK OBLIGATIONS. A Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.


BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that JNL/AIM Small Cap Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/Franklin Templeton Small Cap Value Fund and JNL/Goldman Sachs Mid Cap Value Fund each may borrow up to 33 1/3% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.


A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

BRADY BONDS. A Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

         Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted to at least one year's interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: 1) the collateralized repayment of principal at final maturity; 2) the collateralized interest payments; 3) the uncollateralized interest payments; and
(4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

         Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

CASH POSITION. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

COLLATERALIZED DEBT OBLIGATIONS. The Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' prospectuses (E.G., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A Fund may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accord with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. Depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

         The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

COMMERCIAL PAPER. A Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

COMMON AND PREFERRED STOCKS. A Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CONVERTIBLE AND EXCHANGEABLE SECURITIES. A Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

         A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

         Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.



DEPOSITORY RECEIPTS. American Depositary Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

         Depositary receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depositary receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

         Depositary receipts involve many of the same risks as direct investments in foreign securities, described below.

DIVERSIFICATION. Certain of the Funds are diversified companies, as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by:

o    cash and cash items (including receivables);

o    government securities;

o    securities of other investment companies; and

o other securities limited in respect to any one issuer to not more than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

         These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund's holdings exceed these percentages because of post-acquisition changes in security prices.


EQUITY LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Investment Companies."

EQUITY SWAPS. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer. The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

         A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Fund's borrowing restrictions.


EXCHANGE TRADED FUNDS. Exchange traded funds ("ETFs") are funds, unit investment trusts or depository receipts that hold portfolios of stocks that closely track the performance and dividend yield of a specific index. Currently, the types of indices sought to be replicated by ETFs included domestic equity indices, fixed-income indices, sector indices and foreign or international indices. ETF shares are traded on exchanges and are traded and priced throughout the trading day. ETFs permit an investor to purchase a selling interest in a portfolio of stocks throughout the trading day. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Funds' purchase of ETF shares are subject to the limitations on and the risks of a Funds' investment in other investment companies, which are described below.




EVENT-LINKED BONDS. A Fund may invest in event-linked bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risks.

         Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.


FIXED-INCOME SECURITIES. A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed income securities represent a loan on money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time or at a specified date, called "maturity." The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer's repayment schedule.

         The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

ADJUSTABLE AND FLOATING RATE OBLIGATIONS. The Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. See also the discussion of "Variable Rate Securities" below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

         LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

         CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

         DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

         PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. A Fund may invest in foreign securities. Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs). Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.


            CURRENCY RISK. The value of the Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

            POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

            REGULATORY RISK. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

            MARKET RISK. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

            RISK OF DEVELOPING COUNTRIES. JNL/AIM Real Estate Fund may each invest up to 5% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Fund considers various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.



FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell "regulated" futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

         Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Fund's income.

         The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accord with regulations adopted by the Commodity Futures Trading Commission (CFTC), a Fund will employ such techniques only for:
(1) hedging purposes; or (2) otherwise, to the extent that (i) aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets; or (ii) the "notional" amount of such contracts does not exceed the net assets of the Fund.

         In addition, the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Fund's total assets under normal conditions; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.


         If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account.


HIGH-YIELD BONDS. A Fund may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality. Investments in lower-rated fixed income securities involve greater risk than investments in higher-rated ("investment grade") securities. High-yield bonds are commonly referred to as "junk bonds."

         High-yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

         The analysis of the creditworthiness of issuers of lower-rated fixed income securities may be more complex and uncertain than for issuers of higher-rated securities, and the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. A Fund may not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Fund deems it in the best interest of shareholders.

HYBRID INSTRUMENTS. A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933) not determined to be liquid in accord with guidelines established by the Trust's Board of Trustees; over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.

         Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.


         Each Fund may invest up to 15% (10% in the case of JNL/Select Money Market Fund, JNL/Alger Growth Fund, JNL/Oppenheimer Global Growth Fund and JNL/Oppenheimer Growth Fund) of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


INFLATION-INDEXED BONDS. A Fund may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

         Inflation-indexed securities issued by the U.S. Treasury have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

         The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

INVESTMENT COMPANIES. A Fund may invest in investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds. A Fund may invest cash balances in shares of investment companies, including other Funds of the Trust, which are money market funds managed by the Trust's investment adviser or its affiliates. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Fund are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may raise or lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.). The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In the case of privately-issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

MORTGAGE DOLLAR ROLLS AND U.S. TREASURY ROLLS. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. A Fund may only enter into covered rolls. A "covered roll" is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction. At the time a Fund enters into a "covered roll," it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

         In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back "when issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when issued" U.S. Treasury security. A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio. During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date. A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement. However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

PARTICIPATIONS AND ASSIGNMENTS. A Fund may invest in fixed- and floating-rate loans (Loans) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (Lenders). A Fund may invest in such Loans in the form of participations in Loans (Participations) and assignments of all or a portion of Loans from third parties (Assignments). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the sub-adviser to be creditworthy. When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

         A Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, such instruments could be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Funds currently treat investments in Participations and Assignments as illiquid for purposes of their limitations on investment in illiquid securities. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust's annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

PORTFOLIO TURNOVER. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Fund may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified. REITs (especially mortgage REITs) are subject to interest rate risk.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

         The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

         When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.


RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The sub-advisers, under the supervision of the Board and in accordance with guidelines approved by the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the sub-advisers will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the sub-advisers could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The sub-advisers will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, the sub-advisers determines that a Rule 144A security is no longer liquid, the sub-advisers will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


SECURITIES LENDING. Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. A Fund retains authority to terminate any of its loans at any time. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.




The Funds' Board of Trustees has approved each Fund's participation in a securities lending program. Under the securities lending program, the Funds have retained an affiliate of a sub-adviser to serve as the securities lending agent (Mellon Trust of New England, N.A.). Mellon Trust of New England, N.A. also serves as the Funds' custodian. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds' Board of Trustees will periodically review information on the Funds' securities lending program.

The net securities lending revenue is shared by the lending agent and the Funds. The Funds retain 100% of their portion. The securities lending revenue "split" between the Funds and the lending agent was determined based on the Adviser's review of competitive industry information. The Adviser will periodically review the "split" between the lending agent and the Funds.


SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price resulting in a loss to the Fund, to make good on the borrowing.

SHORT-TERM CORPORATE DEBT SECURITIES. A Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (E.G., bonds, debentures or notes) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates.

STANDARD & POOR'S DEPOSITORY RECEIPTS (SPDRS). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

STRIPPED MORTGAGE-BACKED SECURITIES. A Fund may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities. Stripped mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (IOs, or "interest-only" securities), while the other class will receive all of the principal (POs, or "principal-only" securities). The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

         As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or AA or is derived from a full faith and credit obligation of an agency or instrumentality of the U.S. government. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

SUPRANATIONAL  AGENCY  SECURITIES.  A Fund may  invest in  securities  issued or
guaranteed  by  certain  supranational   entities,  such  as  the  International
Development Bank.

SPECIAL SITUATIONS. A Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's investment sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SWAP AGREEMENTS. A Fund may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower costs to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate "caps," under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate "collars," under which a party sells a "cap" and purchases a "floor" or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

         Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the 1940 Act's restriction concerning issuance by a Fund of senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         For purposes of applying the Funds' investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (I.E., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


         A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

TRADE CLAIMS. The JNL/Franklin Templeton Small Cap Value Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid, as there is a secondary market, but the Board of Trustees will monitor their liquidity. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


VARIABLE RATE SECURITIES. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

         A Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

         A Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.


A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.


ZERO COUPON, STRIPPED AND PAY-IN-KIND BONDS. Unless otherwise stated herein, a Fund may invest up to 10% of its assets in "zero coupon" bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. A Fund may also purchase "pay-in-kind" bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

         Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

         Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

MONEY MARKET FUND INVESTMENTS

         The JNL/Select Money Market Fund will comply with Rule 2a-7, (the "Rule") under the Investment Company Act (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a "money market" fund and which seeks to maintain a stable net asset value per share by either the "amortized cost" or "penny rounding" methods of determining net asset value.


         It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00. The portfolio investments of the Fund are valued on the basis of their "amortized cost" in accordance with the Rule. This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market. The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund's net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund's net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

         Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, and may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the sub-adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSRO"). An unrated security may also be an Eligible Security if the sub-adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix to this Statement of Additional Information. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

         Under the Rule, the Fund may not invest more than five percent of its assets in the securities of any one issuer, other than the U.S. government, its agencies and instrumentalities. A "first tier security" is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) five percent of its total assets in second tier securities.

                         ADDITIONAL RISK CONSIDERATIONS

EMERGING MARKETS. The risk considerations noted below under "Foreign Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

         The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund's foreign investments.

         A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

         These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance depending on the sub-adviser's ability to correctly predict future exchange rates. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund's return may be lower than if such strategies had not be employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(iv) the possible absence of a liquid secondary market for any particular instrument at any time. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in over-the-counter or inter-dealer markets.

         A Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient cash or liquid assets are segregated to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is "in the money."

HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

         The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the previous major U.S. economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of likely behavior of such investments during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

         A Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

HIGH-YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities.") The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES. Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.


     (1) Each Fund,  except the JNL/S&P  Managed  Growth Fund,  JNL/S&P  Managed
Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/Lazard Small Cap Value Fund and JNL/Lazard Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.

     (2) No Fund (except for the JNL/AIM Real Estate Fund) may invest more than 25% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. government securities or shares of the JNL/Select Money Market Fund). For example, the telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created.

     JNL/AIM Real Estate Fund will concentrate (as such term may be defined or interpreted under the 1940 Act, the rules thereunder, and governing interpretations) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

     (3) No Fund may invest directly in real estate or interests in real estate (except for the JNL/AIM Real Estate Fund); however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

     (4) The JNL/ Franklin Templeton Small Cap Value Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partner ship interests.

     (5) No Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (6) No Fund may lend any security or make any other loan if, as a result, more than 33 1/3% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).


     (7) No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     (8) No Fund may invest more than 15% of its net assets (10% in the case of the JNL/Select Money Market Fund, the JNL/Alger Growth Fund, the JNL/Oppenheimer Global Growth Fund and the JNL/Oppenheimer Growth Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

     (9) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds, the JNL/Franklin Templeton Small Cap Value Fund and JNL/Goldman Sachs Mid Cap Value
Fund) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's (not applicable to the AIM sub-advised Funds and the JNL/Franklin Templeton Small Cap Value Fund) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.


OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

  FOR EACH FUND, TO THE EXTENT APPLICABLE:

(a) The Funds intend to comply with the CFTC regulations limiting a Fund's investments in futures and options for non-hedging purposes.


  FOR THE JNL/AIM LARGE CAP GROWTH FUND AND JNL/AIM SMALL CAP GROWTH FUND:


(a) The Fund may not deposit or pledge as collateral, more than 10% of its total assets for short sales ("against the box") at any one time.

(b) The Fund may not invest more than 25% of its net assets in foreign securities.

(c) The Fund may not invest more than 15% of its net assets in illiquid securities.

(d) The JNL/AIM Small Cap Growth Fund and JNL/AIM Large Cap Growth Fund may not invest more than 15% of its net assets in REITs.

(e) The Funds will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Funds will not purchase options if, at any time of the investment, the aggregate premiums paid for the options exceed 5% of the Fund's total assets.

(f) The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

The Funds do not intend to invest more than 5% in futures contracts. Additionally, they currently do not intend to invest in any security (including futures contracts or options thereon) that are secured by physical commodities.


  FOR THE JNL/AIM REAL ESTATE FUND:

(a) The Fund will normally invest at least 80% of its assets in securities of real estate and real estate-related companies.

(b)  The Fund may invest up to 25% of its total assets in foreign securities.

(c) The Fund may invest up to 5% of their total assets in securities of companies located in developing countries.


  FOR THE JNL/ALGER GROWTH FUND:

(a) At least 85% of the Fund's net assets, under normal market conditions, will be invested in equity securities and at least 65% of its total assets will be invested in the equity securities of companies that, at the time their securities are purchased by the Fund, have a market capitalization of $1 billion or more.

(b) The Fund may hold up to 15% of its net assets in money market instruments and repurchase agreements.


  FOR THE JNL/EAGLE CORE EQUITY FUND:

(a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, will be invested in U.S. common stocks.

(b) The Fund may invest up to 20% of its assets in non-investment grade securities.

(c)  The Fund may invest up to 25% of its total assets in foreign securities.

  FOR THE JNL/EAGLE SMALLCAP EQUITY FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the equity securities of companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index.

(b) The Fund may invest up to 5% of its assets in non-investment grade securities.


  FOR THE JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND:

(a) The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund.

(b) The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options and currency transactions.

(c)  The Fund may invest up to 15% in high yield bonds.

(d) The Fund may not buy securities of open-end or closed-end investment companies, except that the Fund may: (i) buy securities of open-end or closed-end investment companies in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment goal and policies as the Fund; or (iii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act, as amended.

(e) The Fund may not invest more that 5% of its assets in securities of issuers with less than 3 years continuous operation, including the operations of any predecessor companies.

(f) The Fund may not hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 15% of the value of the Fund's net assets would be invested in (i) securities that are not readily marketable or (ii) repurchase agreements maturing in more than seven days. The Fund may, however, invest in registered investment companies as described in restriction (a) above.

(g) The Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed.

(h)  The Fund may invest up to 5% in unseasoned issuers.


  FOR THE JNL/JPMORGAN INTERNATIONAL VALUE FUND:


(a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
     (EAFE) Value Index.

(b) The Fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company.


  FOR THE JNL/JPMORGAN INTERNATIONAL EQUITY FUND:

(a) The Fund normally invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting of primarily common stocks of non-U.S. companies.

  FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND:

(a)  The Fund may not invest in companies for the purpose of exercising control.

(b) The Fund may invest more than 15% of the Fund's net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

(c) The Fund may not purchase additional securities if the Fund's borrowings (excluding mortgage dollar rolls) exceed 5% of its net assets.

(d) The Fund may make short sales of securities, except short sales against the box.

(e) The Fund may invest in the aggregate up to 25% of its net assets plus any borrowings (measured at the time of purchase) in foreign securities.

(f) The Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates.

(g) The Fund may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of any other investment company.



  FOR THE JNL/LAZARD MID CAP VALUE FUND:

(a)  At least 80% of its assets (net  assets  plus the amount of any  borrowings
     for  investment   purposes)  will  generally  be  invested  in  the  equity
     securities of undervalued medium size companies.

(b)  The Fund may invest up to 15% of its total assets in foreign securities.

  FOR THE JNL/LAZARD SMALL CAP VALUE FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of undervalued small U.S. companies in the range of the Russell 2000 Index.

(b) The Fund does not currently intend to invest more than 10% of its total assets in the securities of unseasoned companies.

  FOR THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks.

  FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND:

(a) The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

  FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND:

(a) The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stox, Topix, etc.).

FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND:

(a) Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of the Fund's investment allocations.

FOR THE JNL/OPPENHEIMER GROWTH FUND:

(a) The Fund may not issue senior securities. However, this does not prohibit certain investment activities that are permitted by the Fund's other policies, including for example, borrowing money, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements.

(b) The Fund may invest up to 25% of its total assets in foreign securities (American Depository Receipts are not considered foreign securities.)

  FOR THE JNL/PIMCO TOTAL RETURN BOND FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in fixed-income securities.

(b) The Fund may invest up to 10% of its assets in non-investment grade fixed-income securities rated at least B by Moody's or S&P.

(c) The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. A minimum of 75% of currency exposure will be hedged.

(d) The Fund may invest up to 10% of its assets in securities of issuers based in emerging markets.

(e) The Fund may not invest more than 5% of its net assets in any combination of inverse floater, interest-only or principal-only securities.

(f) The Fund may not enter into a swap agreement with a party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

  FOR THE JNL/PUTNAM EQUITY FUND:

(a) The Fund normally invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.

(b)  The Fund may invest up to 20% of its net assets in foreign securities.


  FOR THE JNL/PUTNAM MIDCAP GROWTH FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in common stocks of U.S. companies with a focus on growth stocks.

(b)  The Fund may not invest more than 10% of its assets in zero coupon bonds.


  FOR THE JNL/PUTNAM VALUE EQUITY FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

(b) The Fund may invest up to 20% of its total assets in the common stocks of foreign issuers.


  FOR THE JNL/SALOMON BROTHERS HIGH YIELD BOND FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in non-investment grade fixed-income securities.

(b) The Fund may invest up to 35% of its total assets in the securities of foreign issuers.

(c) The Fund may invest up to 10% of its total assets in either (i) equipment lease certificates, equipment trust certificates and conditional sales contracts or (ii) limited partnership interests.


(d) The Fund may invest up to 20% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with its objective.


(e) To maintain liquidity, the Fund may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).

(f) There may be times when, in the sub-adviser's judgment, conditions in the securities markets would make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may employ alternative strategies, including investment of a substantial portion of its assets in securities rated higher than 'Baa' by Moody's or 'BBB' by S&P, or of comparable quality.

(g) In order to maintain liquidity, the Fund may invest up to 20% of its assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S. government or its agencies or instrumentalities, commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P or P-2 or better by Moody's or which, in the sub-adviser's determination, are of comparable quality; certificates of deposit, banker's acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repurchase agreements with respect to such obligations.

  FOR THE JNL/SALOMON BROTHERS STRATEGIC BOND FUND:

(a) The Fund does not currently intend to invest more than 75% of its assets in non-investment grade securities.

(b) The Fund may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Fund's objectives.

(c) To maintain liquidity, the Fund may invest up to 20% of its assets in high-quality, short-term money market instruments (except that the short-term investment in securities for the forward settlement of trades shall not count for purposes of this policy).

(d) If at some future date, in the opinion of the sub-adviser, adverse conditions prevail in the market for fixed-income securities, the Fund for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

(e) The Fund may not make loans of its portfolio securities with a value in excess of 33 1/3% of its total assets.

  FOR THE JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in:
     U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. government.

(b) The Fund may invest up to 20% of its assets in U.S. dollar-denominated non-U.S. government securities rated AAA, AA, A or BBB by S&P or AAA, AA, A or BAA by Moody's, or if unrated, determined to be of comparable quality.

(c) The Fund may not invest more than 10% of its total assets in obligations of foreign issuers.

(d) The Fund may not make loans of its portfolio securities with a value in excess of 33 1/3% of its total assets.


  FOR THE JNL/SELECT BALANCED FUND:

(a) At least 25% of its assets will be invested, under normal market conditions, in fixed-income securities.

(b) The Fund may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody's Investors Services, Inc. (Moody's) or CC by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P).



  FOR EACH OF THE JNL/SELECT LARGE CAP GROWTH FUND, AND JNL/SELECT GLOBAL GROWTH
FUND:

(a)  The  Fund  may  not   invest   more   than  35%  of  its  net   assets   in
     high-yield/high-risk bonds.

(b) The Fund may not invest more than 25% of its assets in mortgage- and asset-backed securities.

(c)  The Fund may not invest more than 10% of its assets in zero coupon bonds.


  FOR THE JNL/SELECT MONEY MARKET FUND:

(a) The Fund may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accord with Rule 2a-7 under the 1940 Act.

(b)  The Fund may  invest  more  than 25% of its total  assets  in the  domestic banking industry. There are no limitations on investments in U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

  FOR THE JNL/SELECT VALUE FUND:

(a) The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

(b) The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

(c) The Fund may not make short sales of securities (except short sales against the box).

(d) The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

(e) The Fund may not pledge, mortgage, hypothecate or encumber any of its securities except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

(f) The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

(g) The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.


  FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND:

(a) The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

(b)  The Fund may invest up to 10% of its total assets in hybrid instruments.

  FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND:

(a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in mid-cap (as defined in the Prospectus) common stocks with above-average earnings growth potential.

(b) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

(c)  The Fund may invest up to 10% of its total assets in hybrid instruments.

  FOR THE JNL/T. ROWE PRICE VALUE FUND:

(a) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

(b)  The Fund may invest up to 10% of its total assets in hybrid instruments.

(c) The Fund may invest up to 10% of its total assets in high yield fixed income securities ("junk bonds").

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the funds. The restrictions or operating policies of the funds may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

(a) A Fund (other than a Fund sub-advised by Standard & Poor's Investment Advisory Services, L.L.C.) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

RULE 35D-1. Certain of the Funds, as noted immediately above or in the prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

         Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days' written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule. This includes Funds of the Trust with names such as "equity," "stock," "bond," "U.S. government," "small, mid or large-cap," or "high yield," or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as "growth," "value" or "global."

INSURANCE LAW RESTRICTIONS. In connection with the Trust's agreement to sell shares to the separate accounts, Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                       TRUSTEES AND OFFICERS OF THE TRUST

         The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for each Fund and choose the Trust's officers. As of February 13, 2004, the Board reduced its membership to six Trustees in anticipation of regulatory changes requiring that 75% of the Trustees be disinterested. All of the Trustees also serve as Trustees and Managers for the other investment companies in the Fund Complex (as defined below). Since December 2003, the Trustees met as a consolidated Board for all of the investment companies in the Fund Complex.

         The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.


         For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (42 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (15 portfolios), and JNLNY Variable Fund I LLC (7 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.




------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

------------------------------                                                                     NUMBER OF
                                  CURRENT                                                        PORTFOLIOS IN             OTHER
                                 POSITION         LENGTH                 PRINCIPAL             THE FUND COMPLEX        TRUSTEESHIPS
                                 WITH THE        OF TIME                 OCCUPATION             OVERSEEN BY THE           HELD BY
    TRUSTEE/OFFICER (AGE)          TRUST          SERVED            FOR THE PAST 5 YEARS            TRUSTEE             THE TRUSTEE
          & ADDRESS

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

INTERESTED TRUSTEE

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

Robert A. Fritts* (56)          Trustee      8/97 to           Senior Vice President (9/03            65          None
1 Corporate Way                              present           to present) and Controller of
Lansing, MI 48951                                              Jackson National Life
                                President    12/02 to          Insurance Company (9/82 to
                                and Chief    present           present); Vice President and
                                Executive                      Controller of Jackson
                                Officer                        National Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

Michael Bouchard (49)           Trustee      12/03 to present  Sheriff, Oakland County,               65          None
1 Corporate Way                                                Michigan (1/99 to present);
Lansing, MI 48951                                              Senator - State of Michigan
                                                               (1991 to 1999);
                                                               Chairman - Financial Services
                                                               Committee (1/95 to 1/99)

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

Dominic D'Annunzio (67)         Chairman     2/04 to           Acting Commissioner of                 65          None
1 Corporate Way                 of the       present           Insurance for the State of
Lansing, MI 48951               Board                          Michigan (1/90 to 5/90) (8/97
                                    to 5/98)
                                Trustee      2/02 to
                                             present

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

Michelle Engler (47)            Trustee      12/03 to present  Attorney (1983 to present);            65          Director of
1 Corporate Way                                                First Lady of the State of                         Federal Home Loan
Lansing, MI 48951                                              Michigan (1990 to 2002);                           Mortgage
                                                               Michigan Community Service                         Corporation
                                                               Commission Chair (1991 to
                                      2000)

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

Joseph Frauenheim (70)          Trustee      12/94 to present  Consultant (Banking)                   65          None
1 Corporate Way
Lansing, MI 48951

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

Richard McLellan (62)           Trustee      12/94 to present  Member, Dykema Gossett PLLC            65          None
1 Corporate Way                                                (Law Firm)
Lansing, MI 48951

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------

                                                                                                   NUMBER OF
                               CURRENT                                                         PORTFOLIOS IN THE        OTHER
                              POSITION         LENGTH OF                 PRINCIPAL                FUND COMPLEX        TRUSTEESHIPS
 TRUSTEE/OFFICER (AGE) &      WITH THE            TIME                  OCCUPATION              OVERSEEN BY THE           HELD
         ADDRESS                TRUST            SERVED             FOR THE PAST 5 YEARS            TRUSTEE          BY THE TRUSTEE

--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------

OFFICERS

--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------

Mark D. Nerud (38)          Vice           8/97 to             Chief Financial Officer           Not Applicable       Not Applicable
225 West Wacker Drive,      President      present             (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of the
                            Treasurer      12/02 to            Adviser (11/00 to 11/03);
                            and Chief      present             Vice President, Treasurer,
                            Financial                          Chief Financial Officer of
                            Officer                            other Investment Companies
                                                               advised by the Adviser; Vice
                                                               President - Fund Accounting
                                                               & Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)

--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------

Susan S. Rhee (33)          Vice           2/04 to             Secretary of the Adviser          Not Applicable       Not Applicable
1 Corporate Way             President,     present             (11/00 to present);
Lansing, MI 48951           Counsel and                        Assistant Vice President of
                            Secretary                          Jackson National Life
                                                               Insurance Company (8/03 to
                                                               present); Associate General
                                                               Counsel of Jackson National
                                                               Life Insurance Company (7/01
                                                               to present); Senior Attorney
                                                               of Jackson National Life
                                                               Insurance Company (1/00 to
                                                               7/01); Goldman, Sachs & Co.
                                                               (10/99 to 12/99); Van Eck
                                                               Associates Corporation (9/97
                                                               to 10/99)

--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------

Steven J. Fredricks (34)    Acting Chief   1/05 to present     Attorney of Jackson National      Not Applicable       Not Applicable
1 Corporate Way             Compliance                         Life Insurance Company (2/02
Lansing, MI 48951           Officer                            to Present); Godfrey & Kahn,
                                                               S.C. (2001 -
                                                               2002); AAL
                                                               Capital
                                                               Management
                                                               Corporation (1997
                                                               to 2001)

--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------


* Mr. Fritts is an "interested persons" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.




The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies.

The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust's independent auditor, and for the approval of the auditor's fee. The Audit Committee also reviews the Trust's internal controls regarding finance, accounting, legal compliance and the Trust's auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust's "Qualified Legal Compliance Committee", for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the Securities and Exchange Commission. Messrs. Frauenheim, McLellan, Bouchard, D'Annunzio and Mrs. Engler are members of the Audit Committee. Mr. Frauenheim serves as Chair of the Audit Committee. The Audit Committee had 3 meetings in the last fiscal year.


The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. As of February 12, 2005, Messrs. Nerud, Fritts and Fredricks are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.


CERTAIN POSITIONS OF DISINTERESTED TRUSTEES AND THEIR FAMILY MEMBERS

None of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, held any position (other than the disinterested Trustee's position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.


OWNERSHIP OF TRUSTEES OF SHARES IN THE FUNDS OF THE TRUST


As of December 31, 2004, the Trustees beneficially owned the following interests in shares of the Funds: [TO BE UPDATED BY AMENDMENT]



------------------------------ ------------------------------------------------------- --------------------------------------

                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL REGISTERED
                                                                                       INVESTMENT COMPANIES OVERSEEN BY THE
                                                                                       TRUSTEE IN THE FAMILY OF INVESTMENT
                               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND           COMPANIES

TRUSTEE
------------------------------ ------------------------------------------------------- --------------------------------------
Robert A. Fritts               $1 - $10,000
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
                                                                                       Over $100,000

------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
                               $10,001 - $50,000
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------

------------------------------                                                         --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
                               Over $100,000
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------

------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Michael Bouchard
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Michelle Engler
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Joseph Frauenheim
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Richard McLellan*                                                                      More than $100,000
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Dominic D'Annunzio
------------------------------ ------------------------------------------------------- --------------------------------------

* Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds.

         As is described in the prospectus, shares in the Funds of the Trust are sold only to Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and to qualified retirement plans. The beneficial interests of Mr. Fritts in shares of the Funds reflected in the foregoing table are held by him through a qualified retirement plan maintained by Jackson National Life Insurance Company for its officers and employees.


OWNERSHIP BY DISINTERESTED TRUSTEES OF INTERESTS IN CERTAIN AFFILIATES OF THE TRUST [TO BE UPDATED BY AMENDMENT]

As of December 31, 2004, none of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.


TRUSTEE COMPENSATION

         The Trustee who is an "interested person" receives no compensation from the Trust. Each disinterested Trustee is paid by JNAM L.L.C., as Administrator, an annual retainer of $25,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended. The Chairman of the Board of Trustees receives an annual retainer of $10,000. Each Trustee receives $2,500 for telephonic meetings. The Chairman of the Board of Trustees receives an annual retainer of $10,000. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting. The members of the Audit Committee will receive $1,250 for telephonic Audit Committee meetings.


         For the year ended December 31, 2004, the disinterested Trustees received the following fees for service as Trustee:



                                                     PENSION OR RETIREMENT     ESTIMATED ANNUAL
                                   AGGREGATE       BENEFITS ACCRUED AS PART      BENEFITS UPON       TOTAL COMPENSATION FROM
                                  COMPENSATION                OF                  RETIREMENT       TRUST AND FROM FUND COMPLEX

TRUSTEE                           FROM TRUST*           TRUST EXPENSES
Joseph Frauenheim                   $82,500                  $0                       $0                     $82,500
Richard McLellan                    $77,500                   $0                      $0                     $77,500
Dominic D'Annunzio                  $87,500                   $0                      $0                     $87,500**
Michael Bouchard                    $77,500                   $0                      $0                     $77,500
Michelle Engler                     $77,500                   $0                      $0                     $77,500


* The fees paid to the independent Trustees are paid for combined meetings of the funds in the fund complex. The fees are allocated to the funds and it affiliated investment companies on a pro-rata basis based on net assets.

**Mr. D'Annunzio deferred $19,583.32.



         Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

                     PRINCIPAL HOLDERS OF THE TRUST'S SHARES


     As of April 8, 2005, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of the Trust. [TO BE UPDATED BY AMENDMENT]

         Because shares in the Trust are sold only to Jackson National Life Insurance Company ("JNL"), Jackson National Life Insurance Company of New York ("JNLNY"), certain Funds of the Trust organized as fund of funds, and to certain qualified retirement plans, JNL, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, JNL, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, JNL and JNLNY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by JNL through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.


     As of April 5, 2005 the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below: [TO BE UPDATED BY AMENDMENT]



----------------------------------------- ------------------------------- ---------------------- -------------------
FUND                                      NAME AND ADDRESS                 AMOUNT OF OWNERSHIP     PERCENTAGE OF
                                                                                                    SHARES OWNED
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/AIM LARGE CAP GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                          871,482.631           7.95%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,709,307.069          15.60%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                          919,229.891           8.39%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        2,638,079.574          24.07%
------------------------------
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/ALGER GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,223,094.276           6.61%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        1,887,644.506          10.20%
------------------------------
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/ALLIANCE CAPITAL GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund              Attn: Mark Nerud                          510,890.184           6.45%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/EAGLE CORE EQUITY FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        1,701,211.090           8.64%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P CONSERVATIVE GROWTH FUND I        Attn: Mark Nerud                        3,528,768.919          17.93%
----------------------------------
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,794,244.481           9.12%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        5,446,027.325          27.67%
------------------------------
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/EAGLE SMALLCAP EQUITY FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                          555,753.874           7.42%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                          797,476.099          10.64%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/LAZARD MID CAP VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                          705,388.173           7.19%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        1,012,146.361          10.32%
------------------------------
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/LAZARD SMALL CAP VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        1,565,845.689          13.38%
------------------------------
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/MELLON CAPITAL MANAGEMENT BOND
INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,272,639.737          13.43%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Core Index 100 Fund               Attn: Mark Nerud                          814,253.762           8.59%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        1,309,389.487          13.82%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED
S&P 50 STOCK INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        1,163,874.338           5.58%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        2,853,097.944          13.67%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Core Index 100 Fund               Attn: Mark Nerud                        1,244,461.673           5.96%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,227,501.746           5.88%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        4,403,232.352          21.10%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                          969,225.212           6.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,188,232.619           7.96%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,022,499.916           6.85%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        3,667,838.284          24.58%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500
INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        2,298,615.836           9.88%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        1,418,989.530           6.10%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        1,083,346.553           7.37%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                          885,363.843           6.02%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,142,765.210           7.77%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        2,732,856.082          18.59%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/PIMCO TOTAL RETURN BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        3,791,021.148          12.54%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        4,680,609.599          15.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND
FUND

----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        2,587,712.005           8.35%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        2,369,172.300           7.73%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------

JNL/SELECT MONEY MARKET FUND

----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                       22,833,363.110          13.32%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                       21,142,902.860          12.34%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------

JNL/SELECT VALUE FUND

----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                          745,856.573           8.91%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,523,666.733          18.20%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                          786,639.775           9.39%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        2,351,473.291          28.08%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/SALOMON BROTHERS BALANCED FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund II       Attn: Mark Nerud                          128,747.758           7.28%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund          Attn: Mark Nerud                          110,018.850           6.22%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund II           Attn: Mark Nerud                          167,854.153           9.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund              Attn: Mark Nerud                          171,411.549           9.69%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/SALOMON BROTHERS GLOBAL BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        3,541,429.239          18.07%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        4,250,981.417          21.69%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND
FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund II       Attn: Mark Nerud                          235,345.348           9.66%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund          Attn: Mark Nerud                          168,463.777           6.91%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund II           Attn: Mark Nerud                          229,993.895           9.44%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund              Attn: Mark Nerud                          262,529.257          10.77%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT &
QUALITY BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,162,468.056           6.06%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        1,196,003.048           6.23%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH
FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        1,652,771.207           5.21%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        2,971,208.595           9.36%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,743,196.750           5.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        5,002,412.288          15.76%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                          900,710.969           5.12%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        1,390,079.682           7.90%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/T. ROWE PRICE VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        2,004,306.215           6.50%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        3,779,347.725          12.25%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        2,113,808.316           6.85%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        5,832,631.746          18.90%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------


     Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Trust, as of April 8, 2005, the following person may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund: [TO BE UPDATED BY AMENDMENT]



----------------------------- ----------------------------------------------- --------------------- ------------------
FUND                          NAME AND ADDRESS                                AMOUNT OF OWNERSHIP     PERCENTAGE OF
                                                                                                      SHARES OWNED
----------------------------- ----------------------------------------------- --------------------- ------------------
----------------------------- ----------------------------------------------- --------------------- ------------------
JNL/S&P Very Aggressive       Jose, Henry, Brantley, Keltner LLP PSP                    91,883.174         39.05%
Growth Fund II                675 N. Henderson St.
                              Ft. Worth, TX 76107


----------------------------- ----------------------------------------------- --------------------- ------------------

The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson National Life Insurance Company is 1 Corporate Way, Lansing, Michigan 48951.

          INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER

Jackson National Asset Management, LLC ("JNAM L.L.C." or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM L.L.C. provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

         JNAM L.L.C. acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Prior to January 31, 2001, Jackson National Financial Services, LLC, an affiliate of JNAM L.L.C., acted as investment adviser to the Trust. Jackson National Asset Management, LLC assumed all related investment management duties from Jackson National Financial Services, LLC pursuant to a Plan of Merger dated January 31, 2001. The Board of Trustees approved the merger on November 9, 2000. Prior to July 1, 1998, Jackson National Financial Services, Inc., an affiliate of JNAM L.L.C. acted as investment adviser to the Trust.


         The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus. The fee paid by the Trust to the Adviser for the fiscal years ended December 31, 2002, December 31, 2003 and December 31, 2004 were $$41,843,429, $45,016,898 and $_________.[TO BE UPDATED BY AMENDMENT]


INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS


In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.


         A I M Capital Management, Inc. ("AIM"), with principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as sub-adviser to the JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund and the JNL/AIM Real Estate Fund. AIM is a wholly owned subsidiary of AMVESCAP, PLC, a publicly traded financial services company based in the United Kingdom.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

>> BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

>> ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

>> EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

>> PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

>> PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds,
(ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

JNL/AIM Large Cap Growth Fund [TO BE UPDATED BY AMENDMENT]
Geoffrey V. Keeling                                                    Number Of                     Total
                                                                       ACCOUNTS*                    ASSETS*
registered investment companies: .......................                   2                     $147,937,233

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   1                      $12,348,024

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   12                     $3,182,749*

                                                                 -----------------------    ------------------------


Robert L. Shoss                                                        Number Of                     Total
                                                                       ACCOUNTS*                    ASSETS*
registered investment companies: .......................                   2                     $147,937,233

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   1                      $12,348,024

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   12                     $3,182,749*

                                                                 -----------------------    ------------------------


JNL/AIM Real Estate Fund [TO BE UPDATED BY AMENDMENT]
[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                       ACCOUNTS*                    ASSETS*
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


JNL/AIM Small Cap Growth Fund [TO BE UPDATED BY AMENDMENT]
[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                       ACCOUNTS*                    ASSETS*
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

>> The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

>> If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

>> With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

>> Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER**


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

Geoffrey V. Keeling               X

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

Robert L. Shoss                   X

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

Juliet Ellis                      X

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

Juan Hartsfield                   X

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

Joe V. Rodriguez                  X

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

Mark Blackburn                    X

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

James W. Trowbridge               X

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------


** Shares of the Funds may only be purchased by insurance company separate accounts and certain qualified retirement plans. Accordingly, no portfolio manager may invest in Funds directly


     Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as sub-adviser to the JNL/Eagle Core Equity Fund and the JNL/Eagle SmallCap Equity Fund. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., a publicly traded company which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

Eagle has created a compensation plan that provides our investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle. Our investment professionals are compensated as follows: o All portfolio managers, analysts, and traders are paid base salaries that are competitive with others in their fields, based on industry surveys;

o In the Institutional Growth division, Ashi Parikh and his team have a profit-sharing arrangement that is tied to the growth and success of their business. Eagle and Mr. Parikh changed the structure from a revenue-sharing format to allow for greater long-term economic participation as the business grows. Additionally, members of the team continue to participate in a Raymond James stock option program. Eagle plans to move toward emulating the compensation structure of our Institutional Growth team across other portfolio management teams;

o Other Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;

o Additional deferred compensation plans are provided to key investment professionals;

o Analysts and traders receive incentive bonus compensation up to three times their base salaries, primarily based upon experience and their contribution to investment results;

o All portfolio managers participate in a non-qualified stock option program that vests at the end of the seventh year following their respective dates of employment;

o All employees receive benefits from our parent company including a 401(k) plan, profit sharing, Employee Stock Option Plan and Employee Stock Purchase Plan.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

Ashi Parikh                                                            Number of                     Total
                                                                        ACCOUNTS                    ASSETS
>>       registered investment companies: ..............                   6                      646,143,567

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

>>       other pooled investment vehicles:..............                   2                      26,652,881

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

>>       other accounts:................................                  310                     747,978,436

                                                                 -----------------------    ------------------------


Richard Skeppstrom Team                                                Number of                     Total
                                                                        ACCOUNTS                    Assets
                                                                        --------
>>       registered investment companies: ..............                   3                      408,723,058

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

>>       other pooled investment vehicles:..............                   0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

>>       other accounts:................................                  5270                   1,552,671,504

                                                                 -----------------------    ------------------------


Bert Boksen                                                            Number of                     Total
                                                                        ACCOUNTS                    ASSETS
>>       registered investment companies: ..............                   6                      697,652,474

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

>>       other pooled investment vehicles:..............                   1                      31,930,436

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

>>       other accounts:................................                  1050                    880,754,330

                                                                 -----------------------    ------------------------


Lou Kirschbaum                                                         Number of                     Total
                                                                        ACCOUNTS                    ASSETS
>>       registered investment companies: ..............                   1                      71,623,053

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

>>       other pooled investment vehicles:..............                   0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

>>       other accounts:................................                  1172                    372,862,575

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Ashi Parikh                    X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Richard   Skeppstrom   and     X
Team

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Bert Boksen                    X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Lou Kirschbaum                 X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

         FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp. FMR serves as the sub-adviser for the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109. As the sub-adviser, FMR chooses the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund's investments and places orders to buy and sell each Fund's investments. On behalf of the JNL/FMR Balanced Fund, FMR has entered into a sub-subadvisory agreement with Fidelity Investments Money Management, Inc. (FIMM). The address of FIMM is One Spartan Way, Merrimack, New Hampshire 03054. FIMM chooses certain types of investments for the Fund. On behalf of the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund, FMR has entered into a sub-subadvisory agreement with FMR Co., Inc. (FMRC). FMRC chooses certain types of investments for the Funds. Under the terms of the sub-subadvisory agreements, FMR pays FIMM and FMRC for providing sub-subadvisory services.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

[insert PM compensation structure]

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------





Franklin Advisory Services, LLC, ("Franklin") which is located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, serves as sub-adviser to the JNL/Franklin Templeton Small Cap Value Fund. Franklin is an indirect wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

[insert PM compensation structure]

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------



Fred Alger Management, Inc. ("Alger"), which is located at 111 Fifth Avenue, New York, New York 10003, serves as sub-adviser to the JNL/Alger Growth Fund. Alger generally is engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger has been engaged in the business of rendering investment advisory services since 1964. Alger is a wholly owned subsidiary of Fred Alger & Company, Incorporated which in turn is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. Fred M. Alger III is a majority shareholder of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

[insert PM compensation structure]

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------


         Goldman Sachs Asset Management, L.P. ("GSAM(R)"), which is located at 32 Old Slip, New York, New York 10005 serves as sub-adviser to the JNL/Goldman Sachs Mid Cap Value Fund. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs").

PORTFOLIO MANAGER COMPENSATION STRUCTURE

[insert PM compensation structure]

OTHER  ACCOUNTS  MANAGED BY THE  PORTFOLIO  MANAGER AND  POTENTIAL  CONFLICTS OF
INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------


         J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 522 Fifth Avenue, New York, New York 10036, serves as sub-adviser to the JNL/JPMorgan International Value Fund and the JNL/JPMorgan International Equity Fund. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

JPMorgan's portfolio managers participate in a highly competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable bonus consisting of cash incentives, stock awards and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the JPMorgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As incentive compensation increases, the percentage of compensation awarded in restricted stock, stock appreciation awards or stock options also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

Andrew C. Cormie. M.D.                                                 Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


Gerd Woort-Menker, M.D.                                                Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

The potential material conflicts of interest that may arise in connection with the portfolio managers' management of the Fund and the management of their other accounts include:

1. A conflict between investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager.

2. A conflict in allocation of investment opportunities between the Fund and the other accounts managed by the portfolio manager. However, the Adviser's allocation practices are designed to achieve fair and equitable allocation of investment opportunities among its clients over time. Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. For equity securities, partially completed orders generally will be allocated among accounts with similar investment objectives and strategies on a pro-rata average price basis, subject to certain limited exceptions. One such exception provides that if an allocation results in a DE MINIMIS allocation relative to the size of the account or its investment strategy, the allocation may be reallocated to other accounts. While aggregation of the Fund's order for a security with orders for the Adviser's other clients seeks to achieve an equitable allocation of the order between the Fund and the Adviser's other clients, it may adversely affect the size of the position the Fund may obtain or the price paid or received by the Fund.

3. The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same the extent as the other accounts managed by the portfolio manager.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Andrew Cormie

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Gerd Woort- Menker

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

         Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, serves as sub-adviser to the JNL/Lazard Mid Cap Value Fund and the JNL/Lazard Small Cap Value Fund. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a privately held New York limited liability company, which is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Its clients are both individuals and institutions.


         TEAM MANAGEMENT AND MODEL PORTFOLIOS. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm's best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

         Lazard's portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Fund. Portfolio managers responsible for managing the Fund may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as "wrap accounts") and model portfolios.

         Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy such as leadership, teamwork and commitment.

         Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

         Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

         Portfolio managers also have an interest in the Lazard Asset Management LLC Equity Plan, an equity based incentive program for Lazard Asset Management. The plan offers permanent equity in Lazard Asset Management to a significant number of its professionals, including portfolio managers, as determined by the Board of Directors of Lazard Asset Management, from time to time. This plan gives certain Lazard employees a permanent equity interest in Lazard and an opportunity to participate in the future growth of Lazard.

         The chart below includes information regarding the members of the portfolio management team responsible for managing the Fund. Specifically, it shows the number of other portfolios and assets (as of the most recent fiscal year end) managed by each team member, as well as the amount (within certain specified ranges) of money invested by each team member in shares of the Fund. As noted in the chart, the portfolio managers managing the Fund may also individually be members of management teams that are responsible for managing Similar Accounts. A significant proportion of these Similar Accounts may be within separately managed account programs, where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team. Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as described above.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

         MATERIAL CONFLICTS RELATED TO MANAGEMENT OF SIMILAR ACCOUNTS. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (E.G., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

         Potential conflicts of interest may arise because of Lazard's management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Fund.

         A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Additionally, Lazard currently does not have any portfolio managers that manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

         Mellon Capital Management Corporation ("Mellon Capital"), located at 595 Market Street, Suite 3000, San Francisco, California 94105, serves as sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small-Cap Index Fund, JNL/Mellon Capital Management International Index Fund and to the JNL/Mellon Capital Management Bond Index Fund. Mellon Capital Management Corporation is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

[insert PM compensation structure]

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------


         Oppenheimer Funds, Inc. ("Oppenheimer"), located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-10008, serves as sub-adviser to the JNL/Oppenheimer Global Growth Fund and to the JNL/Oppenheimer Growth Fund. As of December 31, 2004, Oppenheimer, including subsidiaries and affiliates, managed in excess of $170 billion in assets, including more than 60 mutual funds having more than 7 million shareholder accounts. Oppenheimer is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

[insert PM compensation structure]

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------


         PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-advisor to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. The sole member of ADAM U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz Global Investors of America Holding Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Global Investors of America L.P. and is a California-based insurance company.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

[insert PM compensation structure]

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

William H. Gross                                                       Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   27                     $114,103.10

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   15                      $4,570.20

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   74                     $42,709.40

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

William H. Gross               X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

         Putnam Investment Management, LLC ("Putnam"), located at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Putnam Equity Fund, the JNL/Putnam Value Equity Fund, and the JNL/Putnam Midcap Growth Fund. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly-traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

         Putnam's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Members of the Team are responsible for day-to-day management of funds under their supervision in that they actively contribute their expertise and unique insights to the investment process across the Team's funds. A Chief Investment Officer heads each Investment Management Team. For each fund, a Portfolio Leader and Portfolio Members are assigned to drive the broader Investment Management Team's work. The Portfolio Leader is designated to lead the investment process for a specific fund and has overall accountability for implementation of the Team's work. The Portfolio Leader facilitates and coordinates decision-making, leverages resources and expertise for the fund, and serves as a sounding board in working through investment issues.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

         Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the funds are broad investment categories as determined by Lipper Inc.

o    Consistent performance means being above median over one year.

o Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

o Superior performance (which is the largest component of Putnam Management's incentive compensation program) means being in the top third of the peer group over three and five years.

         In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams, or individuals, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

JNL/Putnam Equity Fund
James Wiess                                                            Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   7                    $5,829,202,755

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   3                      $98,868,380

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   2                      $41,251,008

                                                                 -----------------------    ------------------------


Joshua Brooks                                                          Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   6                    $4,560,666,672

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   20                   $3,369,561,565

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   13                   $2,638,565,383

                                                                 -----------------------    ------------------------


Rich Cervone                                                           Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   6                    $5,838,207,731

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   2                      $64,739,149

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   2                      $41,251,008

                                                                 -----------------------    ------------------------


James Yu                                                               Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   6                    $5,840,730,644

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   3                      $98,868,380

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   2                      $41,251,008

                                                                 -----------------------    ------------------------


JNL/Putnam International Equity Fund
Simon Davis                                                            Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   6                    $7,995,623,115

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   10                   $1,993,045,767

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   16                   $2,710,933,970

                                                                 -----------------------    ------------------------


Joshua Byrne                                                           Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   6                    $8,463,704,768

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   12                   $1,613,426,813

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   21                   $3,765,810,243

                                                                 -----------------------    ------------------------


Stephen Oler                                                           Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   8                    $10,505,848,881

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   27                   $5,206,910,224

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   27                   $5,069,089,965

                                                                 -----------------------    ------------------------


Mark Pollard                                                           Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   2                     $859,547,803

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   4                     $322,668,247

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   2                     $724,209,080

                                                                 -----------------------    ------------------------


George Stairs                                                          Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   5                    $1,341,860,282

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   10                   $1,300,494,989

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   23                   $3,024,425,849

                                                                 -----------------------    ------------------------


JNL/Putnam Midcap Equity Fund
Kevin Divney                                                           Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   5                    $9,763,859,359

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   4                     $160,111,922

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   7                     $461,530,376

                                                                 -----------------------    ------------------------


Paul Marrkand                                                          Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   5                    $9,763,859,359

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   5                     $208,587,447

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   7                     $461,530,376

                                                                 -----------------------    ------------------------


JNL/Putnam Value Equity Fund
Michael Abata                                                          Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   7                    $5,607,610,201

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   3                      $68,085,176

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   3                     $308,073,656

                                                                 -----------------------    ------------------------


Ronald Bukovac                                                         Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   6                    $3,355,654,987

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   3                      $68,085,176

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   3                     $145,087,120

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

     There is no material conflict of interest that may arise as a result of the portfolio manager's simultaneous management of multiple portfolios.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

James Wiess                    X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Joshua Brooks                                                                        X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Rich Cervone                                                                                         X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

James Yu                                                                             X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Simon Davis                                X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Joshua Byrne                   X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Stephen Oler                   X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Mark Pollard                   X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

George Stairs                  X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Kevin Divney                   X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Paul Marrkand                  X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Michael Abata                              X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

Ronald Bukovac                 X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------



         Salomon Brothers Asset Management Inc. ("SBAM"), located at 399 Park Avenue, New York, NY 10022, serves as sub-adviser to the JNL/Salomon Brothers High Yield Bond Fund, the JNL/Salomon Brothers Strategic Bond Fund, and the JNL/Salomon Brothers U.S. Government & Quality Bond Fund. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM was incorporated in 1987, and, together with affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies.

         In connection with SBAM's service as sub-adviser to the JNL/Salomon Brothers Global Bond Fund, Citigroup Asset Management Limited ("CAM Ltd."), whose business address is Citigroup Centre, Canada Square, London E14 5LB England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Fund. CAM Ltd is compensated by SBAM at no additional expense to the Trust. Like SBAM, CAM Ltd is an indirect, wholly owned subsidiary of Citigroup Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.

         Citigroup Asset Management ("CAM") has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other investors, and includes three primary components:

PORTFOLIO MANAGER COMPENSATION STRUCTURE

BASE SALARY AND INCENTIVE COMPENSATION - Each investment professional works as a part of an overall investment team and receives on an annual basis a base salary and is eligible for an incentive compensation award. An investment team's total compensation pool is based primarily on the investment team's revenues in a given year and the team's applicable "payout ratio". The team's base salaries and certain other costs are subtracted to arrive at the team's incentive compensation pool. Once team incentive compensation pools are established, individual award recommendations will be made by the designated team leader and approved by senior CAM investment officers. Revenues are determined in large part by the management fees and other related fees generated by investment products and other accounts managed by CAM investment advisory entities, in general, and the team's, in particular. An investment team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance has on the increase in, or retention of, assets in the investment products managed by the team.

INVESTMENT PERFORMANCE - The investment team's incentive pool is also significantly impacted by the team's investment performance. The team's actual performance against the applicable product benchmark, as well as its "peer group" rankings during the most recent one-year and (as applicable) three-year or five-year periods, are components of an "overall performance factor" that is incorporated into the investment professional's compensation. Longer-term performance (five-year performance comparisons (as applicable) vs. the product benchmark along with five-year peer group rankings) is more heavily weighted than shorter-term performance in the calculation of the overall performance factor.

DEFERRED COMPENSATION - Up to one-third of an investment professional's annual incentive compensation is subject to the CAM Deferred Incentive Plan.

The Deferred Incentive Plan is a discretionary incentive and retention award program that provides investment professionals with a tax-deferred award hypothetically linked to the returns of CAM's investment products. The investment professional's tax-deferred award is linked to the return of certain CAM investment products. The annual return is designed to replicate the value the investment professional would have received had the deferred portion of the individual's compensation actually been invested in a CAM investment fund.

Half of an investment professional's award is non-discretionary and will track the returns of assigned investment products that match the investment professional's own investment strategy. The other half of the award is discretionary and will track the performance of a composite other CAM investment strategies.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)

The portfolio managers for the Funds sub-advised by SBAM did not hold any shares in the JNL funds as of the Funds' fiscal year ends.


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               X

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------


         Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041, serves as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

[insert PM compensation structure]

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

[INSERT PORTFOLIO MANAGER'S NAME]                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

[insert conflicts language]

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

         T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, and the JNL/T. Rowe Price Value Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

         Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

         Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

         Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

         All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

         This compensation structure is used for all portfolios managed by the portfolio manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST

         JNL/T. Rowe Price Established Growth Fund
        Robert Smith                                                   Number of                     Total
                                                                       ACCOUNTS*                     ASSETS*
                                                                       ---------                     ------
        >>       registered investment companies:                          11                   $11,111,757,227

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:                         3                      $92,986,353

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:                                           4                     $235,425,274

                                                                 -----------------------    ------------------------


         JNL/T. Rowe Price Mid-Cap Growth Fund
        Brian Berghuis                                                 Number of                     Total
                                                                       ACCOUNTS*                    ASSETS*
        >>       registered investment companies:                          7                    $16,096.2 million

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:                         2                    $321.6 million

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:                                           5                    $283.7 million

                                                                 -----------------------    ------------------------


        Donald Peters                                                  Number of                     Total
                                                                       ACCOUNTS*                    ASSETS*
        >>       registered investment companies:                          13                  $1,741.2 million

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:                         0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:                                           28                  $1,882.0 million

                                                                 -----------------------    ------------------------


         JNL/T. Rowe Price Value Fund
        John Linehan                                                   Number of                     Total
                                                                       ACCOUNTS*                    Assets*
                                                                       ---------
        >>       registered investment companies:                          2                   $2,698.2 million

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:                         3                    $392.2 million

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:                                           8                    $800.7 million

                                                                 -----------------------    ------------------------


         *PLEASE NOTE THE INFORMATION ABOVE DOES NOT INCLUDE ANY OF THE FUNDS
         FOR WHICH T. ROWE PRICE SERVES AS SUBADVISER FOR JNL. TOTAL ASSETS ARE
         BASED ON T. ROWE PRICE INTERNAL RECORDS AS OF DECEMBER 31, 2004. THE
         ASSETS HAVE NOT YET BEEN RECONCILED, AND THEREFORE, ARE SUBJECT TO
         CHANGE.

CONFLICTS OF INTEREST

         T. Rowe is not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other account(s).

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS


 ------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
  ------------------------- --------- ------------- ------------ ------------ --------------- -------------- --------------

  Robert W. Smith              X

  ------------------------- --------- ------------- ------------ ------------ --------------- -------------- --------------
  ------------------------- --------- ------------- ------------ ------------ --------------- -------------- --------------

  Brian Berghuis               X

  ------------------------- --------- ------------- ------------ ------------ --------------- -------------- --------------
  ------------------------- --------- ------------- ------------ ------------ --------------- -------------- --------------

  Donald Peters                X

  ------------------------- --------- ------------- ------------ ------------ --------------- -------------- --------------
  ------------------------- --------- ------------- ------------ ------------ --------------- -------------- --------------

  John Linehan                 X

  ------------------------- --------- ------------- ------------ ------------ --------------- -------------- --------------


         Wellington Management Company, LLP ("Wellington Management"), with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Large Cap Growth Fund, JNL/Select Money Market Fund and JNL/Select Value Fund. Wellington Management is a Massachusetts limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2004, Wellington Management had investment management authority with respect to approximately $470 billion in assets.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Each Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in an Investment Sub-Advisory Agreement between Wellington Management and Jackson National Asset Management, LLC with respect to the Funds. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Funds.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of its investment professionals primarily responsible for the day-to-day management of each Fund ("Investment Professionals") includes a base salary and incentive components. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to a Fund is linked to the gross pre-tax performance of the Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures to other portfolios managed by these Investment Professionals, including portfolios with performance fees. The performance-based incentive compensation component across all portfolios managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to participate in a supplemental retirement plan as a partner of the firm. Messrs. Boselli, Bousa, Keogh, Ryan and Shilling are all partners of the firm.

Wellington Management's inventive payments to its Investment Professionals are based on comparisons of each Investment Professional's performance relative to the following benchmark and/or relevant peer group:

FUND                                                         INCENTIVE BENCHMARK(S) / PEER GROUPS
----                                                         ------------------------------------
JNL/Select Balanced Fund (equity portion)                    To be updated

JNL/Select Global Growth Fund                                MSCI World

JNL/Select Large Cap Growth Fund                             Russell 1000 Growth

JNL/Select Value Fund                                        To be updated


OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

                                                                       Number Of                     Total
[INSERT PORTFOLIO MANAGER'S NAME]                                       ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................

                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. Each Fund's Investment Professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies and risk profiles that differ from those of the Fund. The
Investment Professionals make investment decisions for each portfolio, including the Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington
Management. Because incentive payments are tied to revenues earned by Wellington
Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given
Investment Professional.

Wellington Management's goal is to provide high quality investment services to all of its clients, while meeting our fiduciary obligation to treat all clients fairly. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment
Professional has adequate time and resources to effectively manage the Investment Professional's overall book of business.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)


------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

      PORTFOLIO MANAGER          NONE    $1-$10,000  $10,001-      $50,001-     $100,001-       $500,001-       OVER
                                                     $50,000       $100,000     $500,000        $1,000,000       $1,000,000

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------
--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                               O

--------------------------- -------- -------------- ------------ ------------- --------------- --------------- --------------

                 TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
                           AND SUB-ADVISORY AGREEMENTS

         Under the 1940 Act, an investment advisory or sub-advisory contract initially must be approved by a vote of the majority of the outstanding voting securities of the investment company (which, in the case of a newly organized Fund, may be a vote by the sole initial shareholder), and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Trustees or by a vote of the majority of the outstanding voting securities of the investment company.

         Further, the 1940 Act requires that an investment advisory or sub-advisory agreement, or the continuance thereof, be approved by a vote of the majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon the Trustees to request and evaluate, and a corresponding duty upon the investment adviser or sub-adviser to furnish, such information as reasonably may be necessary to evaluate the terms of the agreement.

         The Trustees are presented at each of their regular meetings with reports and analyses by the Adviser and the sub-advisers regarding (i) the investment performance of each Fund of the Trust, in relation to benchmark indices and in relation to other funds having similar investment objectives;
(ii) Fund brokerage; and (iii) portfolio compliance matters. In addition to submitting quarterly written reports regarding the Funds under their management, portfolio management representatives of the Trust's sub-advisers also make in-person reports to the Trustees on a rotating basis, so that each sub-adviser makes an in-person presentation to the Trustees approximately annually.

         The Trustees review and consider these reports and presentations as part of their responsibility to manage the affairs of the Trust. These reports and presentations also form a part of the information considered by the Trustees in determining whether to approve the continuation of the agreements with the Adviser and each sub-adviser.

         Described below is a summary of additional information provided to and considered by the Trustees, and their conclusions with respect thereto, that formed the basis of the Trustees' approval of the current investment advisory and sub-advisory agreements of the Trust.

         INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT WITH THE ADVISER

         The current Investment Advisory and Management Agreement between the Trust and the Adviser contemplates a "manager of managers" structure whereby the Adviser, with the approval of the Trustees but without necessity of obtaining shareholder approval, may select, retain and compensate sub-advisers for the Funds, or materially amend agreements with sub-advisers. The Adviser and the Trust have been granted an exemption by the SEC. The "manager of managers" structure was approved by the Trustees at a meeting held May 11, 2000. The form of the Investment Advisory and Management Agreement with the Adviser's predecessor, JNFS, was approved by the Trustees at a meeting held August 10, 2000, and was submitted to shareholders of the Trust for approval at a meeting of shareholders held October 10, 2000. The agreement was approved by the shareholders of each Fund, and became effective as of January 31, 2001.


         Annual continuance of the Investment Advisory and Management Agreement between the Trust and the Adviser most recently was approved by the Trustees at their September 2004 meeting. The Trustees were presented by the Adviser with information regarding (i) the nature of the services to be provided to the Trust by the Adviser, including its procedures for monitoring and evaluating sub-advisers and service providers; (ii) the investment performance of the Funds in comparison with their benchmark indices and in comparison with other investment company portfolios having similar investment objectives; (iii) the fees proposed to be charged the Trust by the Adviser, in comparison with the fees charged other underlying funds of variable annuity products, including the facts that (a) the proposed 20 bps reduction in fees for all Funds that approved the 20 bps Rule 12b-1 fee proposed to be charged to the Funds' Class A shares,
(b) the proposed further reduction in fees to be charged to certain Funds, if the shareholders approved sub-advisory agreements with Curian, and (c) as to the other Funds the proposed fees under the new investment advisory agreement were the same as those under the then-existing agreement; (iv) ancillary benefits which might be expected to accrue to the Adviser in respect of its investment advisory relationship with the Trust, including the fees payable to JNAM L.L.C. as administrator; (v) the overall expenses of the Trust in comparison with other underlying funds of variable annuity products; (vi) the Adviser's profitability with respect to its services as Adviser and Administrator and (vii) information regarding the Adviser's personnel rendering services to the Trust.


         In determining to approve the Investment Advisory and Management Agreement with JNAM L.L.C., the Trustees considered the information provided by the Adviser indicating: (i) the services to be provided by the Adviser under the agreement were necessary for the operation of the Trust; (ii) the quality of the services which had been provided by the Adviser in the past, as evidenced by the investment performance of the Funds in relation to their benchmark indices and in relation to other investment company portfolios with similar investment objectives, was within reasonable expectations; and (iii) the compensation proposed to be paid the Adviser for its services under the agreement, including ancillary benefits, and the overall expenses of the Trust, were reasonable both in relation to the nature and quality of the services to be provided by the Adviser, and in relation to the fees and expenses of other underlying funds of variable annuity products.

         The Investment Advisory and Management Agreement has been amended on several occasions since its approval by the Trustees and the shareholders, in connection with the establishment of the new Funds of the Trust. In each such case, the approval of such amendment by the Trustees has been given based on information, prepared by the Adviser, regarding:

o the services to be provided by the Adviser under the amended agreement in respect of such new Funds and

o the compensation to be paid the Adviser for its services under the amended agreement in respect of such new Funds, including ancillary benefits, in relation to:

o both the nature and quality of the services to be provided by the Adviser, and

o to the fees and expenses of other underlying funds of variable annuity products.



SUB-ADVISORY  AGREEMENTS WITH ALLIANCE,  ALGER,  OPPENHEIMER,  PIMCO, PUTNAM AND
SPIAS


         The Trustees approved continuation of agreements with Alliance, Alger, Oppenheimer, PIMCO, Putnam and SPIAS in January 2004. In determining to approve the continuation of these agreements, the Trustees considered information regarding each sub-adviser provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Among the type of information considered by the Trustees in determining that continuation of the sub-advisory agreements were in the best interests of the Funds and their shareholders, were the following:

     Each sub-adviser's statement of investment philosophy and criteria used for security selection indicating that each sub-adviser continued to adhere to the investment philosophy and security selection criteria that were a basis for the sub-adviser's initial retention by the Trust.

     A comparison, prepared by the Adviser, of the sub-advisory fee of each Fund with the fees of other underlying funds of variable annuities having similar investment objectives indicating that the fees of the sub-advisers were reasonable in relation to the sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     Information by each sub-adviser regarding its profitability with respect to its services to the Trust (or, in the case of Oppenheimer and Putnam, its profitability from its investment management services generally) indicating the profits of each sub-adviser were not excessive.

     An analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     Information regarding each sub-adviser's investment personnel rendering services to the Trust, and the Adviser's analysis that it was satisfied the sub-advisers were devoting adequate personnel resources to the Funds.

     Information prepared by the Adviser, regarding ancillary benefits gained by each sub-adviser in connection with its services to the Trust; specifically, in the case of Alger, in the form of brokerage commissions from transactions of the Trust effected by Alger's affiliated broker. The information provided to the Trustees indicated the ancillary benefits, if any, gained by Oppenheimer, PIMCO, Putnam and SPIAS were not material. With respect to Alger, the Trustees were presented with additional information provided by Alger regarding its brokerage policies and procedures, and including third party evaluation of Alger's overall transaction costs for recent periods, indicating that, while Alger's brokerage practices result in significant ancillary benefits to Alger in the form of brokerage commission payments, the Trust also is benefited by a reduction in the overall execution cost of its security transactions.


     o The Adviser represented to the Trustees it was satisfied with each sub-adviser's compliance and administrative procedures. The Adviser advised the Trustees there had been no material violations of the Funds' investment policies or the sub-advisers' codes of ethics and that it had experienced no administrative problems with the sub-advisers.


     Information regarding the sub-advisers' brokerage policies, directed brokerage policies and use of soft dollar credits generated by brokerage transactions for the Funds to acquire investment research, indicating such ancillary benefits to the sub-adviser were reasonable in amount and did not impose additional costs on the Funds.


         SUB-ADVISORY AGREEMENT WITH MELLON CAPITAL MANAGEMENT CORPORATION ("MELLON CAPITAL")


         In September 2003, the Trustees approved continuation of the sub-advisory agreement with Mellon. In determining to approve the continuation of the agreement, the Trustees considered information regarding Mellon Capital provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to Mellon Capital. Among the type of information considered by the Trustees in determining that continuation of the sub-advisory agreement was in the best interests of the Funds and their shareholders, were the following:

     Information, prepared by Mellon Capital, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of Mellon Capital to be involved in managing the Funds.

     Historical performance data, prepared by Mellon Capital, reflecting the performance of portfolios advised by Mellon Capital having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations. The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     An analysis, prepared by the Adviser, comparing the sub-advisory fees paid to Mellon Capital for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to Mellon Capital under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     Copies of Mellon Capital's Code of Conduct.


         SUB-ADVISORY AGREEMENT WITH MELLON


         In February 2004, the Trustees approved the sub-advisory agreement (which amended and restated an existing Sub-Advisory Agreement with Mellon to add the Relevant Funds) with Mellon. Mellon was approved as sub-advisor for the following funds: JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management Enhanced S&P 400 MidCap Index Fund and the JNL/Mellon Capital Management Enhanced Small-Cap Index Fund. In determining to approve the amendment to the agreement, the Trustees considered information provided by Mellon, as well as information and analysis provided by the Adviser with respect to Mellon. Among the type of information considered by the Trustees in determining approval of the sub-advisory agreement was in the best interests of the Funds, were the following:

     Information, prepared by Mellon, describing its investment philosophies and processes, its best execution policies, the security selection criteria employed, and the personnel to be involved in managing the Funds, indicating it would adhere to the investment philosophy and security selection criteria for the Funds and would devote adequate personnel resources to the Funds.

     Historical performance data, prepared by Mellon, reflecting the performance of portfolios advised by Mellon having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations. The Trustees also considered Mellon's past performance on other Funds managed by Mellon.

     An analysis, prepared by the Adviser, comparing Mellon's fees with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees to be Mellon under the amended agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.


     o The Trustees considered Mellon's positive compliance history.


     Copies of Mellon's Code of Ethics.

     Copies of Mellon Capital's Statement of Policy on Brokerage Practices.

     Copies  of  Mellon   Capital's   Statement  of  Policy  on   Allocation  of
     Transactions Among Clients.

     Copies of Mellon Capital's Proxy Voting Policies and Procedures.


         SUB-ADVISORY AGREEMENT WITH AIM


         In September 2004, the Trustees approved continuation of the agreement with AIM. In determining to approve the continuation of the agreement, the Trustees considered information provided by AIM, as well as information and analysis provided by the Adviser with respect to AIM. Among the type of information considered by the Trustees in determining approval of the continuation of the sub-advisory agreement was in the best interests of the Funds, were the following:

     A memorandum, prepared by AIM, describing in detail its investment processes, administrative and compliance procedures and capabilities, securities trading policies, and other matters relevant to the sub-advisory engagement, indicating that AIM was capable of providing the sub-advisory services.

     Information, prepared by AIM, describing AIM's investment processes, the security selection criteria to be employed in managing the Funds, and the AIM personnel to be involved in managing the Funds.

     An analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     Analysis, prepared by the Adviser, comparing the sub-advisory fees paid to AIM for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to AIM under the agreement were reasonable in relation to the nature and quality of services provided by AIM and in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     In the financial condition of AIM's parent company, AMVESCAP plc, and information on the profitability of both AMVESCAP plc and its Managed Products division, which includes AIM, demonstrating that AIM's parent company was it adequate financial condition, and indicating the profitability of AMVESCAP plc and its Managed Products division were not excessive.

     Information regarding AIM's brokerage allocation policies, including the expected receipt by AIM of ancillary benefits in the form of soft dollar credits for research services resulting from its services to the Trust, indicating the soft dollar investment research credits would not impose any additional costs on the Trust, and would result in benefits to the Trust in the form of increased investment research available to the sub-adviser.


     o The independent counsel to the Trustees were provided a copy of AIM's Form ADV.

     SUB-ADVISORY AGREEMENTS WITH LAZARD, J.P. MORGAN, T. ROWE PRICE, SALOMON AND EAGLE


         In September 2004, the Trustees approved continuation of agreements with Lazard, J.P. Morgan, T. Rowe Price, SaBAM and Eagle. In determining the continuation of these agreements, the Trustees considered information provided by the sub-advisers, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Among the type of information considered by the Trustees in determining approval of the new sub-advisory agreements were in the best interests of the Funds and their shareholders, were the following:

     An analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and, in the case of each Fund, compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     Information, prepared by the sub-advisers, describing their investment philosophies and processes, their best execution policies, the security selection criteria employed, and the each sub-adviser's personnel to be involved in managing the Fund, indicating each sub-adviser continued to adhere to the investment philosophy and security selection criteria which formed a basis for its initial retention by the Trust, and each was continuing to devote adequate personnel resources to the Funds.

     An analysis, prepared by the Adviser, comparing each sub-adviser's fees with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid the sub-advisers under the agreements were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     Profitability information by each sub-adviser regarding its profitability with respect to its services to the Trust (or, in the case of T. Rowe Price, profitability of T. Rowe Price's parent) indicating its profitability was not excessive.

         At the May 13, 2004 meeting, SaBAM provided updated information to the Board of Trustees to approve the amendment to the Salomon Brothers Sub-Advisory Agreement. Among the type of information considered by the Board at the May 13, 2004 meeting were the following:

     o Personnel of SaBAM to be involved in managing the Funds.

     o  Historical   performance  data,   prepared  by  SaBAM,   reflecting  the
     performance of portfolios advised by Salomon Brothers having investment objectives similar to the Fund.

     o An analysis, prepared by the Adviser, comparing the sub-advisory fees paid to SaBAM for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees to be paid to SaBAM under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o Copies of SaBAM's Proxy Voting Policies and Procedures, Personal Investment Policy and Best Execution Policy.


SUB-ADVISORY AGREEMENT WITH FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")


         At a meeting in January 2004, the Trustees approved a change in sub-adviser to FMR for the following two Funds, effective May 1, 2004: JNL/FMR Balanced Fund and JNL/FMR Capital Growth Fund (formerly, JNL/Janus Balanced Fund and JNL/Janus Capital Growth Fund). In determining to approve the sub-advisory agreement, the Trustees considered information regarding FMR provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to FMR. Among the type of information considered by the Trustees in determining that continuation of the sub-advisory agreement was in the best interests of the Funds and their shareholders, were the following:

     Information prepared by FMR, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of FMR to be involved in managing the Funds.

     o Historical performance data, prepared by FMR, reflecting the performance of portfolios advised by FMR having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations.

     An analysis, prepared by the Adviser, comparing the sub-advisory fees paid to FMR for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to FMR under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     Copies of FMR's Code of Ethics, best execution policy, directed brokerage policies, and commission recapture program.

     Information on the financial condition of FMR, a wholly owned subsidiary of FMR Corporation, and its subsidiaries, demonstrating that FMR was in adequate financial condition, and indicating the profitability of FMR and its subsidiaries were not excessive.

     SUB-ADVISORY    AGREEMENT   WITH   WELLINGTON    MANAGEMENT   COMPANY   LLP
     ("WELLINGTON")


         At a meeting in January 2004, the Trustees approved a change in sub-adviser to Wellington for the following two Funds: JNL/Select Large Cap Growth Fund Fund and JNL/Select Global Growth Fund (formerly, JNL/Janus Aggressive Growth Fund and JNL/Janus Global Equities Fund). In determining to approve the sub-advisory agreement, the Trustees considered information regarding Wellington provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to Wellington. Among the type of information considered by the Trustees in determining that continuation of the sub-advisory agreement was in the best interests of the Funds and their shareholders, were the following:


     Information, prepared by Wellington, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of Wellington to be involved in managing the Funds.

     Historical performance data, prepared by Wellington, reflecting the performance of portfolios advised by Wellington having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations.

     An analysis, prepared by the Adviser, comparing the sub-advisory fees paid to Wellington for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to Wellington under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     Information on the financial condition of Wellington, and its subsidiaries, demonstrating that Wellington was in adequate financial condition, and indicating the profitability of Wellington and its subsidiaries were not excessive.

     Copies of  Wellington's  Code of Ethics,  best execution  policy,  directed brokerage policies, information on market timing and late trading, statement on internal controls, statement of policy on the receipt and use of material, non-public information and policy on allocation of transactions among and between clients.

          At a meeting on May 13, 2004, the Board, including a majority of the Disinterested Trustees, unanimously approved a change in sub-adviser of the JNL/PPM America Balanced Fund, JNL/PPM America Money Market Fund and JNL/PPM America Value Fund from PPM to Wellington Management after determining that the change in sub-adviser was in the best interests of the JNL/PPM America Balanced Fund, JNL/PPM America Money Market Fund and JNL/PPM America Value Fund and their shareholders. At that meeting, the Board approved the amendment to the Wellington Management Sub-Advisory Agreement (which amended and restated an existing Sub-Advisory Agreement with Wellington Management to add the JNL/PPM America Balanced Fund, JNL/PPM America Money Market Fund and JNL/PPM America Value Fund). In determining to approve the amendment, the Board considered information provided by Wellington Management, as well as information and analysis provided by JNAM with respect to Wellington Management. Among the type of information considered by the Board in determining approval of the amendment of the sub-advisory agreement was in the best interests of the Funds and their shareholders were the following:

     o The Trustees were presented with information, prepared by Wellington Management, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of Wellington Management to be involved in managing the Funds.

     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees paid to Wellington Management for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees to be paid to Wellington Management under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were provided with information on the financial condition of Wellington Management, and its subsidiaries, demonstrating that Wellington Management was in adequate financial condition.

     o The Trustees were provided copies of Wellington Management's Policy on Allocation of Transactions Among and Between Clients and Statement on Internal Controls.


         As compensation for their services, the sub-advisers receive fees from the Adviser computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund (excluding, in the case of those Funds sub-advised by Eagle, net assets of the Funds representing capital contributed by Jackson National Life Insurance Company).

         The following is a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:


                             FUND                                               ASSETS                        FEES

  JNL/AIM Large Cap Growth Fund........................        $0 to $300 million......................   .45%
                                                               Over $300 million.......................   .40%

  JNL/AIM Real Estate Fund                                     $0 to $50 million                          .50%
                                                               Over $50 million                           .45%

  JNL/AIM Small Cap Growth Fund........................        $0 to $250 million.........................   .65%
                                                               Over $250 million..........................   .60%

  JNL/Alger Growth Fund................................        $0 to $300 million......................   .45%
                                                               $300 million to $500 million............   .40%
                                                               Over $500 million.......................   .35%


  JNL/Eagle Core Equity Fund...........................        $0 to $50 million.......................   .45%
                                                               $50 million to $300 million.............   .40%
                                                               Over $300 million.......................   .30%

  JNL/Eagle SmallCap Equity Fund.......................        $0 to $150 million......................   .50%
                                                               $150 million to $500 million............   .45%
                                                               Over $500 million.......................   .40%

  JNL/Franklin Templeton Small Cap Value Fund                  $0 to $200 million..........................         .60%
                                                               $200 to $500 million........................       .52%
                                                               Over $500 million...........................         .50%

  JNL/FMR Balanced Fund................................        $0 to $250 million......................   .45%
                                                               $250 million to $750 million............   .40%
                                                                Over $750 million......................   .35%

  JNL/FMR Capital Growth Fund..........................        $0 to $250 million......................   .45%
                                                               $250 million to $750 million............   .40%
                                                                Over $750 million......................   .35%

  JNL/Goldman Sachs Mid Cap Value Fund....................     $0 to $100 million.........................  .50%
                                                               Over $100 million..........................  .45%

 JNL/JPMorgan International Equity Fund                       $0 to $50 million.......................   .50%
                                                               $50 million to $200 million.............   .45%
                                                               $200 million to $500 million............   .40%
                                                               Over $500 million.......................   .35%

  JNL/JPMorgan International Value Fund................        $0 to $50 million.......................   .50%
                                                               $50 million to $200 million.............   .45%
                                                               $200 million to $500 million............   .40%
                                                               Over $500 million.......................   .35%

  JNL/Lazard Mid Cap Value Fund........................        $0 to $100 million......................   .50%
                                                               $100 million to $250 million............   .45%
                                                               Over $250 million.......................   .40%

  JNL/Lazard Small Cap Value Fund......................        $0 to $500 million......................   .50%
                                                               Over $500 million.......................   .45%

  JNL/ Mellon Capital Management S&P 500 Index Fund....        $0 to $50 million.......................         .12%
                                                               $50 to $100 million.....................         .06%
                                                               Amounts over $100 million...............         .03%

  JNL/ Mellon Capital Management S&P 400 MidCap Index Fund     $0 to $50 million.......................          .12%
                                                               $50 to $100 million.....................          .06%
                                                               Amounts over $100 million...............          .03%

  JNL/ Mellon Capital Management Small Cap Index Fund..        $0 to $50 million.......................          .12%
                                                               $50 to $100 million.....................          .06%
                                                               Amounts over $100 million...............          .03%

  JNL/Mellon Capital Management International Index Fund.....  $0 to $50 million.......................          .12%
                                                               $50 to $100 million.....................          .06%
                                                               Amounts over $100 million...............          .03%

  JNL/Mellon Capital Management Bond Index Fund........        $0 to $50 million.......................          .12%
                                                               $50 to $100 million.....................          .06%
                                                               Amounts over $100 million...............          .03%

  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index   $0 to $50 million.......................   .25%
  Fund.................................................        Over $50 million........................   .20%

  JNL/Oppenheimer Global Growth Fund.................          $0 to $350 million............................     .35%
                                                               Next $450 million.............................     .30%
                                                               Over $800 million.............................     .25%

  JNL/Oppenheimer Growth Fund............................      $0 to $50 million...........................    .45%
                                                               $50 million to $100 million.................    .40%
                                                               $100 million to $250 million................    .35%
                                                               Over $250 million...........................    .30%

  JNL/PIMCO Total Return Bond Fund.....................        all assets..............................   .25%

  JNL/Putnam Equity Fund...............................        $0 to $150 million......................   .475%
                                                               $150 million to $300 million............   .40%
                                                               Over $300 million.......................   .325%


  JNL/Putnam Value Equity Fund.........................        $0 to $150 million......................   .475%
                                                               $150 million to $300 million............   .40%
                                                               Over $300 million.......................   .325%

  JNL/Putnam Midcap Growth Fund........................        $0 to $250 million......................   .50%
                                                               Over $250  million......................   .45%

  JNL/Salomon Brothers High Yield Bond Fund............        $0 to $50 million.......................   .35%
                                                               $50 million to $100 million.............   .30%
                                                               Over $100 million.......................   .25%

  JNL/Salomon Brothers Strategic Bond Fund.............        $0 to $50 million.......................   .375%
                                                               $50 million to $150 million.............   .35%
                                                               $150 million to $500 million............   .30%
                                                               Over $500 million.......................   .25%

  JNL/Salomon Brothers U.S. Government & Quality Bond Fund...  $0 to $150 million......................   .225%
                                                               $150 million to $300 million............   .175%
                                                               $300 million to $500 million............   .15%
                                                               Over $500 million.......................   .10%

  JNL/Select Balanced Fund.............................        $0 to $200 million......................   .27%
                                                               $200 million to $400 million............   .25%
                                                               Over $400 million.......................   .23%

  JNL/Select Global Growth Fund........................        $0 to $100 million......................   .50%
                                                               $100 million to $450 million............   .40%
                                                               Over $450 million.......................   .35%

  JNL/Select Large Cap Growth Fund.....................        $0 to $100 million......................   .45%
                                                               $100 million to $450 million............   .40%
                                                               Over $450 million.......................   .35%

  JNL/Select Money Market Fund.........................        $0 to $500 million......................   .075%
                                                               Over $500 million.......................   .02%

  JNL/Select Value Fund..........................              $0 to $50 million.......................   .40%
                                                               Over $50 million........................   .30%

  JNL/T. Rowe Price Established Growth Fund............        $0 to $250 million......................   0.40%
                                                               $250 million to $500 million............   0.375%
                                                               Over $500 million......................... 0.35%

  JNL/T. Rowe Price Mid-Cap Growth Fund................        $0 to $20 million.......................   0.60%
                                                               $20 million to $50 million..............   0.50%
                                                               $50 million to $200 million.............   0.50%**
                                                               Above $200 million.....................    0.50%**

  JNL/T. Rowe Price Value Fund.........................        $0 to $250 million......................   0.40%
                                                               $250 million to $500 million............   0.375%
                                                               Over $500 million........................  0.35%

  JNL/S&P Managed Growth Fund*.........................        $0 to $1.3 billion......................   .07%
                                                               Over $1.3 billion.......................   .05%

  JNL/S&P Managed Conservative Fund*...................        $0 to $1.3 billion......................   .07%
                                                               Over $1.3 billion.......................   .05%

  JNL/S&P Managed Moderate Growth Fund*................        $0 to $1.3 billion......................   .07%
                                                               Over $1.3 billion.......................   .05%

  JNL/S&P Managed Moderate Fund*.......................        $0 to $1.3 billion......................   .07%
                                                               Over $1.3 billion.......................   .05%

  JNL/S&P Managed Aggressive Growth Fund*..............        $0 to $1.3 billion......................   .07%
                                                               Over $1.3 billion.......................   .05%

*Assets for these funds are aggregated in calculating the sub-advisory fee.
** When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Fund.



           The sub-advisory fees payable by the Adviser to a sub-adviser may be reduced as agreed to by the parties from time to time. Effective June 1, 2001,
  T. Rowe Price Associates, Inc. agreed to waive compensation due to it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Fund by certain percentages.


           With respect to the JNL/Salomon Brothers Strategic Bond Fund and in connection with the advisory consulting agreement between Salomon Brothers and its affiliate, CAM Ltd, Salomon Brothers pays CAM Ltd a portion of its investment sub-advisory fee. The amount payable to SBAM Limited is equal to the fee payable under Salomon Brothers' sub-advisory agreement multiplied by the portion of the assets of the Fund that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Fund.

           Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the sub-advisers, the sub-advisers invest and reinvest the Fund's assets consistent with the Fund's respective investment objectives and policies. Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board of Trustees. A sub-advisory agreement may be terminated at any time upon 60 days notice by either party or under certain sub-advisory agreements, upon 60 days' notice of the Trust and the Adviser and 90 days' notice of the sub-adviser, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. Except with respect to the Funds sub-advised by SPIAS, sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of
  Section 817(h) of the Internal Revenue Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts). With respect to the Funds sub-advised by SPIAS, the Adviser and the sub-adviser jointly are responsible for compliance of the Funds with Section 817(h).


           The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, and JNL/Mellon Capital Management S&P 400 MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

           S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


  ADMINISTRATIVE FEE. Each Fund, except the JNL/Mellon Capital Management International Index Fund, the JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/JPMorgan International Equity Fund and each of the JNL/S&P Funds, pay to the JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. Each of the JNL/Mellon Capital Management International Index Fund, the JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and the JNL/JPMorgan International Equity Fund pays an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.


  CUSTODIAN AND TRANSFER AGENT. The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.


           Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund.


           JNAM L.L.C. is the transfer agent and
  dividend-paying agent for each Fund of the Trust.

  INDEPENDENT ACCOUNTANTS. The Trustees have appointed KPMG LLP as the Trust's independent accountants. KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Trust's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Trust. Prior to 2001, another auditing firm acted as independent accountants for the Trust.


DISTRIBUTION PLAN. On September 25, 2003, the Board of Trustees of the Trust, including all of the Independent Trustees, approved an Amended Plan pursuant to Rule 12b-1 ("the Amended Plan") with respect to the Class A shares and the Class B shares of each Fund (other than the JNL/S&P Funds). For purposes of this section of the SAI only, the Funds covered by the Amended Plan are referred to as the "Funds".) Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with JNLD, dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Effective December 15, 2003, after approval of the Amended Plan at a shareholders meeting held on December 1, 2003, the then-existing shareholders of each Fund became the Class A shareholders of that Fund.

On November 23, 2004, the Board of Trustees of the Trust approved an amendment to the Amended Plan and an amendment to the Trust's existing Distribution
Agreement. The amendments approved on November 23, 2004 did not require a shareholder vote. These amendments terminated the provisions of the Amended Plan and the Distribution Agreement permitting the use of amounts recaptured from portfolio brokerage commissions to promote the sale and distribution of Trust shares through the sale of variable insurance products funded by the Trust. The Board of Trustees approved the amendments to implement amendments to Rule 12b-1 under the 1940 Act. As a result of the amendments to the Amended Plan and the Distribution Agreement, effective December 13, 2004, Class B shares will no longer be subject to Rule 12b-1 expenses.

Currently, under the Amended Plan, each Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund. To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services. The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

o Obtaining information and providing explanations to Variable Contract owners regarding the Funds' investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

o Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

o Financing any other activity that the Companies' Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments and (3) that the Plan may be terminated at any time by the vote of a majority of the disinterested Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the disinterested Trustees.

The table below sets out the amount of commissions paid by each Fund during the fiscal year ended December 31, 2004 to brokers under the now terminated provisions of the Amended Plan pertaining to commission recapture the dollar amounts of such commissions recaptured by the Distributor pursuant to the Plan, and the percentage of the net assets of each Fund as of December 31, 2004 which such recaptured amounts represent.

As described above, effective December 13, 2004, the commission recapture provisions of the Amended Plan terminated. [TO BE UPDATED BY AMENDMENT]

                                                          Commissions paid to          Dollar Amount         Recaptured Amount
                                                           Brokers under the           Recaptured by         as Percentage of
                                                              Amended Plan         Distributor under Plan     Fund Net Assets
                                                        ------------------------- ------------------------- --------------------
JNL/AIM Large Cap Growth Fund                                     $18.706                  $13,321                  0.08%
JNL/AIM Small Cap Growth Fund                                     $12,922                   $9,229                  0.04%
JNL/AIM Premier Equity II Fund                                     $9,436                   $6,738                  0.04%
JNL/Alger Growth Fund                                            $213,878                 $159,429                  0.07%
JNL/Alliance Capital Growth Fund                                  $39,536                  $28,863                  0.03%
JNL/Mellon Capital Management Enhanced S&P 500 Stock              $12,337                   $8,588                  0.02%
      Index Fund
JNL/Mellon Capital Management S&P 500 Index Fund                   $7,110                   $2,370                  0.01%
JNL/Mellon Capital Management S&P 400 MidCap Index                 $5,670                   $1,890                  0.01%
      Fund
JNL/Mellon Capital Management Small Cap Index Fund                 $7,681                   $2,560                  0.01%
JNL/Eagle Core Equity Fund                                       $113,820                  $82,590                  0.04%
JNL/Eagle SmallCap Equity Fund                                    $54,887                  $39,715                  0.05%
JNL/Select Large Cap Growth Fund                                 $120,304                  $82,665                  0.04%
JNL/FMR Balanced Fund                                             $20,637                  $14,051                  0.02%
JNL/FMR Capital Growth Fund                                       $33,192                  $22,557                  0.02%
JNL/Select Global Growth Fund                                    $161,713                 $109,212                  0.05%
JNL/Janus Growth & Income Fund                                     $4,164                   $2,861                  0.02%
JNL/Putnam Equity Fund                                            $86,564                  $64,749                  0.02%
JNL/Putnam International Equity Fund (formerly, T.                $31,138                  $14,027                  0.03%
      Rowe Price/JNL International Equity Investment
      Fund)
JNL/Select Value Fund                                              $9,810                   $7,652                  0.03%
JNL/Putnam Midcap Growth Fund                                     $17,810                  $11,535                  0.06%
JNL/Putnam Value Equity Fund                                     $136,915                 $102,800                  0.05%
JNL/Lazard Mid Cap Value Fund                                    $122,440                  $89,381                  0.09%
JNL/Lazard Small Cap Value Fund                                  $106,061                  $77,330                  0.07%
JNL/T. Rowe Price Established Growth Fund                         $89,571                  $66,054                  0.03%
JNL/T. Rowe Price Mid-Cap Growth Fund                             $56,128                  $40,948                  0.01%
JNL/T. Rowe Price Value Fund                                      $80,762                  $59,169                  0.02%

FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Sub-Advisory Agreements, the sub-advisers (except for SPIAS) are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. Except as provided under the Trust's Directed Brokerage Guidelines, which are described below, the sub-advisers may place portfolio securities orders with broker-dealers selected in their discretion. The sub-advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Trust ("best execution"), and each sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

         The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities, over-the-counter equities, and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.


         Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.

         In selecting broker-dealers through which to effect transactions, each sub-adviser gives consideration to a number of factors described in its policy and procedures. The sub-advisers' policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by a sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

         Under the terms of the Sub-Advisory Agreements, and subject to best execution, the sub-advisers also expressly are permitted to give consideration to the value and quality of any "brokerage and research services" (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer. In placing a purchase or sale order, a sub-adviser may use a broker-dealer whose commission in effecting the transaction is higher than that another broker-dealer might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Research services provided by broker-dealers through which the sub-adviser effects Fund transactions may be used by the sub-adviser in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-advisers' services to the Trust.

         Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.


         During the fiscal year ended December 31, 2004, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Funds' sub-advisers: [TO BE UPDATED BY AMENDMENT]


                                                         GROSS DOLLAR VALUE OF
                                                            PURCHASES/SALES           DOLLAR AMOUNT OF
                                                          DIRECTED TO RESEARCH    COMMISSIONS DIRECTED TO
                         FUND                                  PROVIDERS             RESEARCH PROVIDERS
                                                        ------------------------- ------------------------- --------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/AIM Large Cap Growth Fund                               $32,049,750                            $45,751

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/AIM Small Cap Growth Fund                                 2,562,166                              5,426

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/Alger Growth Fund                                        43,512,602                             80,609

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/Eagle Core Equity Fund                                   14,115,594                             81,228

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/Eagle SmallCap Equity Fund                               12,225,114                             64,370

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------
JNL/Lazard Mid Cap Value Fund
---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------
JNL/Lazard Small Cap Value Fund
---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------
JNL/Oppenheimer Global Growth Fund

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------
JNL/Oppenheimer Growth Fund
---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/Putnam Equity Fund                                          378,844                             30,083

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/Putnam Midcap Growth Fund                                    84,479                              6,036

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/Putnam Value Equity Fund                                    315,591                              9,076

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------
JNL/T. Rowe Price Established Growth Fund

                                                            142,062,108                            189,351

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund

                                                            159,429,543                            270,422

---------------------------------------------- --------------------------------- ----------------------------------
---------------------------------------------- --------------------------------- ----------------------------------

JNL/T. Rowe Price Value Fund                                132,743,606                            203,303

---------------------------------------------- --------------------------------- ----------------------------------


         Pursuant to the Trust's Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct Jackson National Asset Management, LLC, ("JNAM"), in its capacity as the Trust's investment adviser, and each of the sub-advisers retained by JNAM (and approved by the Trust) to manage certain of the Funds (each a "Sub-Adviser"), acting as agents for the Trust or its Funds to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Funds back to the Funds.

In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for a Fund, JNAM and Sub-Advisers, may not take into account the broker-dealers' promotion or sale of variable contracts that invest in Fund shares. The Trust, JNAM, the Sub-Advisers and Jackson National Life Distributors, Inc., the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust's portfolio transactions effected through any other broker-dealer.

                  From time to time the Board of Trustees will review whether the sub-adviser's recapture for the benefit of the Funds of some portion of the compensation paid by the Fund on the portfolio transactions is legally permissible and advisable. The Board of Trustees intend to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the Ufnds to participate, or continue to participate, in the commission recapture program.


         Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions. In the case of the JNL/Alger Growth Fund, it is Alger's policy to effect all agency transactions for the Fund through its affiliated broker-dealer. All transactions with affiliated broker-dealers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Trustees on a regular basis.

         Subject to compliance with Rule 10f-3 under the 1940 Act, sub-advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Trustees on a regular basis.

         Subject to compliance with Rule 17a-7 under the 1940 Act, sub-advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Trustees on a regular basis.

         There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.


During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions: [2004 TO BE UPDATED BY AMENDMENT]


                                                      Fiscal year       Fiscal year
                                                       ended                ended
                                                    December 31,          December 31,
                                                        2003                  2002
JNL/AIM Large Cap Growth Fund7                         $85,266               $35,838
JNL/AIM Small Cap Growth Fund7                          58,378                30,167
JNL/AIM Premier Equity II Fund                          35,281                35,631
JNL/Alger Growth Fund3                               1,196,609             1,957,372
JNL/Alliance Capital Growth Fund5                      186,194               201,940
JNL/Eagle Core Equity Fund4                            472,162               536,871
JNL/Eagle SmallCap Equity Fund4                        309,354               304,892
JNL/FMR Balanced Fund6 (formerly, JNL/Janus
     Balanced Fund)                                     90,064                98,969
JNL/FMR Capital Growth Fund2 (formerly,
     JNL/Janus Capital Growth Fund)                    135,248               342,934
JNL/JPMorgan International Value Fund5                  60,962                42,177
JNL/Janus Growth & Income Fund                          16,695               18,240
JNL/Lazard Mid Cap Value Fund5                         347,609               267,255
JNL/Lazard Small Cap Value Fund5                       417,319               330,034
JNL/Mellon Capital Management S&P 500 Index Fund9
                                                        46,885                41,516
JNL/Mellon Capital Management S&P 400 MidCap
     Index Fund9                                        34,217                29,143
JNL/Mellon Capital Management Small Cap Index
     Fund9                                              41,566                67,221
JNL/Mellon Capital Management International
     Index Fund9                                        56,191                49,974
JNL/Mellon Capital Management Bond Index Fund9
                                                           700                   720
JNL/Mellon Capital Management Enhanced S&P 500

     Stock Index Fund1                                 111,830                46,990
JNL/Oppenheimer Global Growth Fund8                    137,743               102,701
JNL/Oppenheimer Growth Fund8                            64,603                29,198
JNL/PIMCO Total Return Bond Fund5                       54,169                21,348
JNL/Select Balanced Fund2                               99,864               131,709
JNL/Salomon Brothers High Yield Bond Fund2                  0                      0
JNL/Select Money Market Fund2                               0                      2
JNL/Select Value Fund10                                34,521                 31,766
JNL/Putnam Equity Fund2                                339,679               804,103
JNL/Putnam International Equity Fund (formerly,

     JNL/T. Rowe Price International Equity
     Investment Fund) 2                                228,701               423,947
JNL/Putnam Midcap Growth Fund6                          77,546                87,841
JNL/Putnam Value Equity Fund2                          499,974               599,960
JNL/Salomon Brothers Strategic Bond Fund2
                                                        2,610                      0
JNL/Salomon Brothers U.S. Government and Quality
     Bond Fund2                                        43,752                 19,290
JNL/Select Large Cap Growth Fund2 (formerly,
     JNL/Janus Aggressive Growth Fund)
                                                       470,723             1,058,974
JNL/Select Global Growth Fund2 (formerly,
     JNL/Janus Global Equities Fund)                   760,203               652,501
JNL/T. Rowe Price Established Growth Fund2
                                                      450,652                545,213
JNL/T. Rowe Price Mid-Cap Growth Fund2                429,855                486,669
JNL/T. Rowe Price Value6                              376,188                412,425

1 Commenced operations on May 16, 1999.
2 Commenced operations on May 15, 1995.
3 Commenced operations on October 16, 1995.
4 Commenced operations on September 16, 1996.
5 Commenced operations on March 2, 1998.
6 Commenced operations on May 1, 2000.
7 Commenced operation on October 29, 2001.
8 Commenced operation on May 1, 2001.
9 Commenced operation on January 15, 2002.
10 Commenced operation on September 30, 2002.


During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers: [TO BE UPDATED BY AMENDMENT]


                                           Period Ended        Period Ended       Period Ended
                                           December 31,        December 31,       December 31,
         NAME OF BROKER/DEALER                 2004                2003               2002
         ---------------------                 ----                ----               ----
Fred Alger & Co., Inc.                                               $851,622         $1,423,011
Goldman Sachs                                                               0                  0
Jardine Fleming                                                             0                  0
Raymond James & Associates Inc.                                             0              3,490
Robert Fleming                                                              0                  0
Citigroup Global Markets Inc.                                               0                193
CIBC Oppenheimer Corp.                                                      0                  0
OppenheimerFunds Distributor, Inc.                                      1,493                718
Curian Clearing, Division of ICA                                       67,033                  0


         Each of the broker-dealers listed above is (or, in the case of Goldman Sachs, was, at the time of the transactions) affiliated with the Trust through a sub-adviser.


The percentage of the Fund's aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2004 is as follows: [TO BE UPDATED BY AMENDMENT]



                       BROKER/DEALER                                   PERCENTAGE OF AGGREGATE COMMISSIONS

Fred Alger & Co., Inc.                                                                 71.17%
Raymond James & Associates, Inc.                                                           0%
Citigroup Global Markets, Inc.                                                             0%
Curian Clearing, Division of ICA                                                       28.59%
OppenheimerFunds Distributor, Inc.                                                      0.74%

As of December 31, 2004, the following Funds owned securities of one of the Trust's regular broker-dealers, or a publicly traded parent company of such broker-dealer: [TO BE UPDATED BY AMENDMENT]



                                                                                                          Value of
                                                                                                        Securities
                          FUND                                           BROKER-DEALER                   Owned (in
                          -----                                          -------------
                                                                                                         THOUSANDS)
JNL/AIM Premier Equity II Fund                             Citigroup Global Markets                              $772
JNL/AIM Premier Equity II Fund                             Goldman Sachs & Co.                                    365
JNL/AIM Premier Equity II Fund                             General Electric Co.                                   824
JNL/AIM Premier Equity II Fund                             Merrill Lynch & Co.                                    369
JNL/AIM Premier Equity II Fund                             Morgan Stanley & Co., Inc.                             382
JNL/Alliance Capital Growth Fund                           General Electric Co.                                 5,437
JNL/Alliance Capital Growth Fund                           Goldman Sachs & Co.                                    691
JNL/Alliance Capital Growth Fund                           JP Morgan Securities Inc.                              609
JNL/Alliance Capital Growth Fund                           Lehman Brothers Inc.                                 1,336
JNL/Alliance Capital Growth Fund                           Morgan Stanley & Co.                                 2,622
JNL/Alliance Capital Growth Fund                           Merrill Lynch & Co.                                  2,246
JNL/Alliance Capital Growth Fund                           Citigroup Global Markets                             5,674
JNL/Eagle Core Equity Fund                                 Citigroup Global Markets                             9,568
JNL/Eagle Core Equity Fund                                 General Electric Co.                                 5,992
JNL/Eagle Core Equity Fund                                 Goldman Sachs & Co..                                 1,195
JNL/Eagle Core Equity Fund                                 JP Morgan Securities Inc.                            4,229
JNL/Eagle Core Equity Fund                                 Lehman Brothers Inc.                                 4,934
JNL/Eagle Core Equity Fund                                 Merrill Lynch & Co.                                    833
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  General Electric Capital Corp.                       3,008
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    Goldman Sachs & Co.                                    447
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    JP Morgan Securities                                   707
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    Lehman Brothers Holdings Inc.                          202
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    Merrill Lynch & Co.                                    528
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    Morgan Stanley & Co.                                   599
JNL/ Mellon Capital Management Enhanced S&P 500 Index      State Street Brokerage Services

   Fund                                                                                                           164
JNL/ Mellon Capital Management S&P 500 Index Fund          Bear Stearns Asset Management                          142
JNL/ Mellon Capital Management S&P 500 Index Fund          Citigroup Inc.                                       4,537
JNL/ Mellon Capital Management S&P 500 Index Fund          General Electric Co.                                 5,636
JNL/ Mellon Capital Management S&P 500 Index Fund          Goldman Sachs & Co.                                    847
JNL/ Mellon Capital Management S&P 500 Index Fund          JP Morgan Securities Inc.                            1,358
JNL/ Mellon Capital Management S&P 500 Index Fund          Lehman Brothers Inc.                                   380
JNL/ Mellon Capital Management S&P 500 Index Fund          Merrill Lynch & Co.                                  1,005
JNL/ Mellon Capital Management S&P 500 Index Fund          Morgan Stanley & Co., Inc.                           1,136
JNL/ Mellon Capital Management S&P 500 Index Fund          State Street Brokerage Services                        315
JNL/Mellon Capital Management International Index Fund     Credit Suisse Group                                    527
JNL/Mellon Capital Management International Index Fund     HSBC Holdings PLC                                    2,071
JNL/Mellon Capital Management International Index Fund     UBS AG                                                 983
JNL/Mellon Capital Management International Index Fund     Prudential PLC                                         115
JNL/Mellon Capital Management International Index Fund     Royal Bank of Scotland PLC                             557
JNL/Mellon Capital Management Bond Index Fund              Bear Stearns Asset Management                          415
JNL/Mellon Capital Management Bond Index Fund              Credit Suisse First Boston Corp.                       331
JNL/Mellon Capital Management Bond Index Fund              General Electric Capital Corp.                         321
JNL/Mellon Capital Management Bond Index Fund              Goldman Sachs & Co.                                    384
JNL/Mellon Capital Management Bond Index Fund              HSBC Securities Inc.                                   102
JNL/Mellon Capital Management Bond Index Fund              JPMorgan Securities Inc.                               364
JNL/Mellon Capital Management Bond Index Fund              Lehman Brothers Inc.                                   889
JNL/Mellon Capital Management Bond Index Fund              Merrill Lynch, Pierce Fenner & Smith                   111
JNL/Mellon Capital Management Bond Index Fund              Morgan Stanley & Co.                                   345
JNL/Mellon Capital Management Bond Index Fund              Citigroup Global Markets                               219
JNL/Mellon Capital Management Bond Index Fund              Royal Bank of Scotland PLC                              99
JNL/Janus Balanced Growth Fund                             Credit Suisse First Boston Corp.                       265
JNL/Janus Balanced Growth Fund                             General Electric Capital Corp.                       2,851
JNL/Janus Balanced Growth Fund                             Goldman Sachs                                          508
JNL/Janus Balanced Growth Fund                             HSBC Securities Inc.                                   584
JNL/Janus Balanced Growth Fund                             Citigroup Global Markets                             1,979
JNL/Janus Growth & Income Fund                             Citigroup Inc.                                         677
JNL/Janus Growth & Income Fund                             General Electric Co.                                   304
JNL/Janus Growth & Income Fund                             Goldman Sachs                                          214
JNL/Janus Aggressive Growth Fund                           Goldman Sachs Group Inc.                             8,644
JNL/Janus Capital Growth Fund                              Lehman Brothers Inc.                                   968
JNL/Janus Global Equities Fund                             UBS Warburg                                          4,779
JNL/Janus Global Equities Fund                             Credit Suisse First Boston Corp.                     2,646
JNL/Janus Global Equities Fund                             HSBC Securities Inc.                                 4,874
JNL/Janus Global Equities Fund                             Citigroup Global Markets                             5,219
JNL/Alger Growth Fund                                      Citigroup Global Markets                             2,952
JNL/Alger Growth Fund                                      General Electric                                     6,369
JNL/JPMorgan International Value Fund                      Credit Suisse First Boston Corp.                       608
JNL/JPMorgan International Value Fund                      HSBC Securities                                        377
JNL/JPMorgan International Value Fund                      Royal Bank of Scotland PLC                             436
JNL/PIMCO Total Return Bond Fund                           Bear Stearns Asset Management                        3,694
JNL/PIMCO Total Return Bond Fund                           Credit Suisse First Boston Corp.                       865
JNL/PIMCO Total Return Bond Fund                           General Electric Capital Corp.                       5,791
JNL/PIMCO Total Return Bond Fund                           Goldman Sachs & Co.                                    359
JNL/PIMCO Total Return Bond Fund                           Morgan Stanley & Co., Inc.                              97
JNL/Putnam Equity Fund                                     General Electric Capital Corp.                         445
JNL/Putnam Equity Fund                                     JPMorgan Securities Inc.                             1,878
JNL/Putnam Equity Fund                                     Lehman Brothers Inc.                                 1,297
JNL/Putnam Equity Fund                                     Goldman Sachs & Co.                                  2,526
JNL/Putnam Equity Fund                                     Citigroup Global Markets                             5,087
JNL/Putnam Value Equity Fund                               Citigroup Global Markets                            12,514
JNL/Putnam Value Equity Fund                               General Electric Capital Corp.                       4,399
JNL/Putnam Value Equity Fund                               Goldman Sachs & Co.                                  8,451
JNL/Putnam Value Equity Fund                               JPMorgan Securities Inc.                             7,743
JNL/Putnam Value Equity Fund                               State Street Brokerage Services                      1,516
JNL/Putnam Midcap Growth Fund                              Bear Stearns Asset Management                          244
JNL/Putnam International Equity Fund                       Credit Suisse First Boston Corp.                     1,314
JNL/Putnam International Equity Fund                       Goldman Sachs & Co.                                  1,954
JNL/Putnam International Equity Fund                       HSBC Securities                                      4,197
JNL/Putnam International Equity Fund                       UBS Warburg                                          2,934
JNL/Putnam International Equity Fund                       Royal Bank of Scotland PLC                             788
JNL/Select Value Fund                                      General Electric                                     1,317
JNL/Select Value Fund                                      JPMorgan Chase & Co.                                 1,087
JNL/Select Value Fund                                      General Electric Capital Corp.                       6,538
JNL/Select Value Fund                                      JPMorgan Securities Inc.                             5,017
JNL/Select Value Fund                                      Citigroup Global Markets                             5,528
JNL/Select Value Fund                                      Goldman Sachs & Co.                                  1,017
JNL/Select Value Fund                                      Lehman Brothers Inc.                                   734
JNL/Select Value Fund                                      Merrill Lynch, Pierce Fenner & Smith                   757
JNL/Select Value Fund                                      Morgan Stanley & Co., Inc.                           1,152
JNL/Select Value Fund                                      Credit Suisse First Boston Corp.                       548
JNL/Select Money Market Fund                               General Electric Capital Corp.                       8,849
JNL/Select Money Market Fund                               Goldman Sachs & Co.                                  6,479
JNL/Select Money Market Fund                               Merrill Lynch, Pierce Fenner & Smith                 9,198
JNL/Select Money Market Fund                               Citigroup Global Markets                             8,989
JNL/Select Money Market Fund                               UBS Warburg                                          9,087
JNL/Salomon Balanced Fund                                  JPMorgan Securities Inc.                               588
JNL/Salomon Balanced Fund                                  General Electric Capital Corp.                         356
JNL/Salomon Balanced Fund                                  Merrill Lynch, Pierce, Fenner & Smith                  276
JNL/Salomon Balanced Fund                                  Lehman Brothers Inc.                                    56
JNL/Salomon Balanced Fund                                  Morgan Stanley & Co., Inc.                              56
JNL/Salomon Balanced Fund                                  Credit Suisse First Boston Corp.                        52
JNL/Salomon High Yield Fund                                State Street Brokerage Services                        159
JNL/Salomon U.S. Government & Quality Bond Fund            UBS Warburg                                         29,500
JNL/T. Rowe Price Established Growth Fund                  Credit Suisse First Boston Corp.                     3,829
JNL/T. Rowe Price Established Growth Fund                  General Electric Capital Corp.                       7,123
JNL/T. Rowe Price Established Growth Fund                  Goldman Sachs & Co.                                  1,792
JNL/T. Rowe Price Established Growth Fund                  Merrill Lynch, Pierce, Fenner & Smith                5,844
JNL/T. Rowe Price Established Growth Fund                  Morgan Stanley & Co., Inc.                           3,242
JNL/T. Rowe Price Established Growth Fund                  Citigroup Global Markets                            18,458
JNL/T. Rowe Price Established Growth Fund                  State Street Brokerage Services                      6,467
JNL/T. Rowe Price Value Fund                               Citigroup Global Markets                             2,789
JNL/T. Rowe Price Value Fund                               General Electric Capital Corp.                       1,010
JNL/T. Rowe Price Value Fund                               JPMorgan Securities Inc.                             4,250
JNL/T. Rowe Price Value Fund                               Morgan Stanley & Co., Inc.                           6,811
JNL/Oppenheimer Global Growth Fund                         Citigroup Global Markets                               422
JNL/Oppenheimer Global Growth Fund                         Royal Bank of Scotland PLC                             649
JNL/Oppenheimer Growth Fund                                General Electric Capital Corp.                       1,348
JNL/Oppenheimer Growth Fund                                Morgan Stanley & Co., Inc.                             385
JNL/Oppenheimer Growth Fund                                Citigroup Global Markets                             1,082

CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the sub-advisers and JNLD have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust. The Trust's and the Adviser Codes complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Trustees has adopted the proxy voting policy and procedure ("Trust Policy") of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Trust has adopted each of the sub-adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the sub-advisers, the sub-advisers will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees, and a committee of the Board of Trustees with responsibility for proxy oversight will instruct the Adviser and the sub-adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-advisers, or affiliate of the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at WWW.SEC.GOV.

DISCLOSURE OF PORTFOLIO INFORMATION

The Adviser, Distributor and the Funds have adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is the Company's policy that public disclosure of information concerning the Funds' portfolio holdings should be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public. The policies and procedures generally provide that (i) information about the Funds' portfolio holdings may not be disclosed until it is either filed with the Securities & Exchange Commission, or mailed out to shareholders, which filing or mailing will not be made sooner than 30 days after quarter end, and (ii) portfolio holding information that is solely available in other regulatory reports or filings may not be disclosed, except as expressly authorized by the Fund's President, and
(iii) portfolio holding information for the fund of funds and index funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds' website one day prior to the use of any printed materials.

PUBLIC DISCLOSURES. Information regarding each Fund's portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC. Such reports shall be released not sooner than 30 days after the end of the relevant reporting period, or after such period required under applicable law.

The Funds and the Distributor may disclose the Funds' ten largest portfolio holdings in monthly overviews in connection with the distribution of Fund shares. The monthly overview updates may not be released earlier than thirty days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis. The Funds will disclose their ten largest portfolio holdings on the Funds' website at WWW.JNL.COM or WWW.JNLNY.COM at approximately the same time as printed performance updates are first released. For the Mellon and Standard & Poor's sub-advised Funds, the distributor may periodically disclose portfolio holdings thirty days after the relevant reporting period and shall not be provided to any broker-dealers on a preferential basis. The Funds may also disclose, on their website, portfolio holdings and composition as of the end of each quarter; such information may be released not less than 30 days after the end of the relevant quarter.

The Funds may disclose their portfolio holdings to mutual fund databases and rating services such as Lipper and Morningstar, at such time as they request, for the purpose of obtaining ratings for the Funds and enabling such services to provide such portfolio holding information to the public as they typically provide for rated funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement limiting the use of such information to the approved purposes.

OTHER DISCLOSURES. The Funds periodically provide information concerning their portfolio holdings to the Adviser's service providers and the Company's disinterested directors in connection with their transactions/services to or on behalf of the Funds. In addition to the Adviser, these service providers include any sub-adviser, distributor, auditor, and legal counsel.

The Funds may also disclose portfolio holding information to any regulator in response to any regulatory requirement not involving public disclosure, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence, and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Company's President in writing and upon his determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holding information.

Any exceptions authorized by the President are reported to the Board of Trustees/ Managers. The Board also receives reports at least annually concerning the operation of these policies and procedures. The Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders.



                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

         An insurance company may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company's separate accounts. These separate accounts are funded by shares of the Trust.

         All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

         As stated in the Prospectus, the net asset value (NAV) of a Fund's shares is determined once each day on which the New York Stock Exchange (NYSE) is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

         The Trustees have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Board of Trustees, the "fair value" of securities for which a current market price is not available.

         Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's NAV is not calculated.

         A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.


         For the JNL/Select Money Market Fund, securities are valued at amortized cost, which approximates market value, in accord with Rule 2a-7 under the 1940 Act. The net income of the JNL/Select Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

         For this purpose, the net income of the JNL/Select Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

         Because the net income of the JNL/Select Money Market Fund is declared as a dividend payable in additional shares each time the Fund's net income is determined, the net asset value per share (I.E., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.


         The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

DESCRIPTION OF SHARES. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund of shares. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

VOTING RIGHTS. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

         In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund even though: (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

         Because shares in the Trust are sold only to Jackson National Life Insurance Company and to certain qualified retirement plans, Jackson National Life Insurance Company, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson National Life Insurance Company, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson National Life Insurance Company through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson National Life Insurance Company in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

         Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

o    designate a Fund of the Trust;

o    change the name of the Trust; or

o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

                                   TAX STATUS

         The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 ("Code"). Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts. If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

         All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

         Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

                                JNL SERIES TRUST

                              FINANCIAL STATEMENTS


The financial statements of the JNL Series Trust for the year ended December 31, 2004 are incorporated by reference (which means they legally are part of this SAI) from the Trust's Annual Report to shareholders. The Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

                                       A-1
                      APPENDIX A -- RATINGS OF INVESTMENTS

RATINGS BY MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

COMMERCIAL PAPER RATINGS. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

BOND RATINGS.
    AAA. Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated BAA are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    BA. Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS SERVICES ("S&P")

ISSUE CREDIT RATINGS DEFINITIONS. A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;
         2.  Nature of and provisions of the obligation;
         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

    AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC. An obligation rated CC is currently highly vulnerable to nonpayment.

    C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS.
    A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS. Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.




--------

* Mr. Fritts is an "interested persons" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b) (1) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (2)  Amended and Restated By-laws of Registrant, attached hereto.

(c)          Not Applicable

(d) (1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

             (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC., incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon
             October 14, 2003.

             (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon
             October 14, 2003.

             (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission
             February 27, 2004.

             (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment
             No. 35 filed with the Securities and Exchange Commission
             February 27, 2004.

             (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (66) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (67) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (68) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (70) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (71) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (72) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (73) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (74) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (75) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers
             Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (76) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (77) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (78) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, attached hereto.

             (79) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, attached hereto.

             (80) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, attached hereto.

             (81) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, attached hereto.

             (82) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, attached hereto.

             (83) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, attached hereto.

             (84) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, attached hereto.

             (85) Form of Investment Sub-Advisory Agreement between
             Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, attached hereto.

             (86) Form of Investment Sub-Advisory Agreement between
             Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, attached hereto.

             (87) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, attached hereto.

             (88) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 2, 2005, attached hereto.

(e) (1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission
             October 14, 2003.

             (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (14) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (15) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, attached hereto.

             (16) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, attached hereto.

(f)          Not Applicable

(g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

             (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

             (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
             May 3, 2004, incorporated by
             reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
             October 4, 2004, incorporated by
             reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
             May 2, 2005, attached hereto.

(h) (1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

             (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (20) Amendment to Administration Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (21) Amendment to Transfer Agency Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (23) Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (24) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (25) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (26) Plan of Reorganization of the JNL Series Trust, dated
             May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

             (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, attached hereto.

             (28) Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, attached hereto.

             (29) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, attached hereto.

             (30) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, attached hereto.

(i)          Opinion and Consent of Counsel, attached hereto.

(j)          Consent of Auditors, to be filed by amendment.

(k)          Not Applicable

(l)          Not Applicable

(m) (1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (7) Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (8) Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (9) Form of Distribution Plan, dated November 23, 2004, attached hereto.

             (10) Form of Distribution Plan, dated May 2, 2005, attached hereto.

(n) (1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's
             Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (5) Form of Multiple Class Plan, dated November 23, 2004, attached hereto.

             (6) Form of Multiple Class Plan, dated May 2, 2005, attached hereto.

(o)          Not Applicable

(p) (1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

             (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (33) Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (34) T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (35) The Registrant's and Jackson National Asset Management, LLC Code of Ethics, attached hereto.

             (36) Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, attached hereto.

             (37) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, attached hereto.

Item 24. Persons controlled by or under Common Control with Registrant.

         Jackson National Separate Account - I
         Jackson National Separate Account III
         Jackson National Separate Account IV
         Jackson National Separate Account V
         JNLNY Separate Account I
         JNLNY Separate Account II
         JNLNY Separate Account IV

Item 25. Indemnification.

         Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article VI of the Registrant's By-Laws provides the following:

     The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

     The foregoing indemnification arrangements are subject to the provisions of
Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

     Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Frauenheim, Meyer, Fritts, McLellan, D'Annunzio, Bouchard and Nerud, and Ms. Engler and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name                Address                Principal Occupation

Robert A. Fritts    1 Corporate Way        Managing Board Member
                    Lansing, MI 48951      (11/03 to Present)

Thomas J. Meyer     1 Corporate Way        Managing Board Member
                    Lansing, MI 48951      (11/03 to Present)

Andrew B. Hopping   1 Corporate Way        President, Managing Board Member
                    Lansing, MI 48951      (1/01 to Present)

Mark D. Nerud       1 Corporate Way        Chief Financial Officer
                    Lansing, MI 48951      (1/01 to Present)

Susan S. Rhee       1 Corporate Way        Secretary (1/01 to Present)
                    Lansing, MI 48951      Chief Legal Officer (7/04 to Present)

Steven J. Fredricks 1 Corporate Way        Chief Compliance Officer
                    Lansing, MI 48951      (2/05 to Present)

AIM Capital Management, Inc., Alliance Capital Management L.P., Eagle Asset Management, Inc., Fidelity Management & Research Company, Franklin Advisory Services, LLC, Fred Alger Management, Inc., Goldman Sachs Asset Management, L.P., J.P. Morgan Investment Management Inc., Lazard Asset Management, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company, Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., T. Rowe Price Associates, Inc., and
Wellington Management Company, LLP, the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:


                                                                  File No.
    AIM Capital Management, Inc.                                 801-15211
    Alliance Capital Management L.P.                             801-32361
    Eagle Asset Management, Inc.                                 801-21343
    Fidelity Management & Research Company                       801-07884
    Franklin Advisory Services, LLC                              801-51967
    Fred Alger Management, Inc.                                  801-06709
    Goldman Sachs Asset Management, L.P.                         801-37591
    J.P. Morgan Investment Management Inc.                       801-21011
    Lazard Asset Management                                      801-6568
    Mellon Capital Management Corporation                        801-19785
    OppenheimerFunds, Inc.                                       801-8253
    Pacific Investment Management Company                        801-48187
    PPM America, Inc.                                            801-40783
    Putnam Investment Management, Inc.                           801-7974
    Salomon Brothers Asset Management Inc                        801-32046
    Standard & Poor's Investment Advisory Services, Inc.         801-51431
    Salomon Brothers Asset Management Limited                    801-43335
    T. Rowe Price Associates, Inc.                               801-856
    Wellington Management Company llp                            801-15908


Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II and the JNLNY Separate Account IV.

(b)          Directors and Officers of Jackson National Life Distributors, Inc.:

NAME AND BUSINESS ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------          --------------------------------------

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed & Indexed Annuities
8055 E. Tufts Avenue               Marketing Strategy
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Print and Distribution
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                       Executive Vice President, National Sales
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Maura Collins                      Vice President - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Julia A. Goatley                   Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                         Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Executive Vice President - Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

James McCorkle                     Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Jack Mishler                       Vice President - Marketing Strategy,
8055 E. Tufts Avenue               Variable Annuities
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Advanced Markets
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Senior Vice President - Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Senior Vice President - Marketing
8055 E. Tufts Avenue               Communications
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - Life Insurance Marketing
8055 E. Tufts Avenue               Strategy
Suite 1100
Denver, CO 80237

Bruce Wing                         Senior Vice President and National Director
8055 E. Tufts Avenue               of Life Sales
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Copywriting Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237


Item 28. Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 9th day of February, 2005.

                  JNL SERIES TRUST


             By:  /s/ Robert A. Fritts   *
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts *                                 February 9, 2005
----------------------                                 ------------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Joseph Frauenheim *                                February 9, 2005
-----------------------                                ------------------
Joseph Frauenheim
Trustee

/s/ Richard McLellan *                                 February 9, 2005
------------------------                               ------------------
Richard McLellan
Trustee

/s/ Dominic D'Annunzio *                               February 9, 2005
-------------------------                              ------------------
Dominic D'Annunzio
Trustee

/s/ Michelle Engler *                                  February 9, 2005
-------------------------                              ------------------
Michelle Engler
Trustee

/s/ Michael Bouchard *                                 February 9, 2005
-------------------------                              ------------------
Michelle Engler
Trustee

/s/ Mark D. Nerud *                                    February 9, 2005
-------------------------                              ------------------
Mark D. Nerud
Vice President, Chief Financial Officer
and Treasurer




* By Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Michael Bouchard                                           January 1, 2005
--------------------                                           ---------------
Michael Bouchard                                               Date

/s/ Dominic D'Annunzio                                         January 1, 2005
---------------------                                          ---------------
Dominic D'Annunzio                                             Date

/s/ Michelle Engler                                            January 1, 2005
---------------------                                          ---------------
Michelle Engler                                                Date

/s/ Joseph Frauenheim                                          January 1, 2005
---------------------                                          ---------------
Joseph Frauenheim                                              Date

/s/ Robert A. Fritts                                           January 1, 2005
--------------------                                           ---------------
Robert A. Fritts                                               Date

/s/ Richard McLellan                                           January 1, 2005
---------------------                                          ---------------
Richard McLellan                                               Date

/s/ Mark D. Nerud                                              January 1, 2005
---------------------                                          ---------------
Mark D. Nerud                                                  Date

                                  EXHIBIT LIST

Item 23.          Exhibits

(b) (2) Amended and Restated By-laws of Registrant, attached hereto as EX-99.23(b)(2).

(d) (78) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, attached hereto as EX- 99.23(d)(78).

          (79) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, attached hereto as EX- 99.23(d)(79).

          (80) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, attached hereto as EX-99.23(d)(80).

          (81) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, attached hereto as EX-99.23(d)(81).

          (82) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, attached hereto as EX-99.23(d)(82).

          (83) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, attached hereto as EX-99.23(d)(83).

          (84)  Form  of  Investment   Sub-Advisory  Agreement  between  Jackson
          National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, attached hereto as EX- 99.23(d)(84).

          (85)  Form  of  Investment   Sub-Advisory  Agreement  between  Jackson
          National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, attached hereto as EX-99.23(d)(85).

          (86)  Form  of  Investment   Sub-Advisory  Agreement  between  Jackson
          National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, attached hereto as EX-99.23(d)(86).

          (87) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, attached hereto as EX-99.23(d)(87).

          (88) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment,
          Management,   Inc.,   dated   May  2,   2005,   attached   hereto   as
          EX-99.23(d)(88).

(e)       (15) Form of  Amended  and  Restated  Distribution  Agreement  between
          Registrant  and  Jackson  National  Life  Distributors,   Inc.,  dated
          November 23, 2004, attached hereto as EX-99.23(e)(15).

          (16) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, attached hereto as EX-99.23(e)(16).

(g) (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, attached hereto as EX-99.23(g)(12).

(h) (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, attached hereto as EX-99.23(h)(27).

          (28) Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, attached hereto as EX-99.23(h)(28).

          (29) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, attached hereto as EX-99.23(h)(29).

          (30) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, attached hereto as EX-99.23(h)(30).

(i)       Opinion and Consent of Counsel, attached hereto as EX-99.23(i).

(m) (9) Form of Distribution Plan, dated November 23, 2004, attached hereto as EX-99.23(m)(9).

          (10) Form of Distribution Plan, dated May 2, 2005, attached hereto as EX-99.23(m)(10).

(n) (5) Form of Multiple Class Plan, dated November 23, 2004, attached hereto as EX-99.23(n)(5).

          (6) Form of Multiple Class Plan, dated May 2, 2005, attached hereto as EX-99.23(n)(6).

(p) (35) The Registrant's and Jackson National Asset Management, LLC Code of Ethics, attached hereto as EX-99.23(p)(35).

          (36) Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, attached hereto as EX-99.23(p)(36).

          (37) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, attached hereto as EX-99.23(p)(37).